PROSPECTUS

MAY 1, 2006

REGATTA GOLD-NY

Sun Life Insurance and Annuity Company of New York and Sun Life (N.Y.) Variable Account C offer the flexible payment deferred annuity Contracts described in this Prospectus to individuals.

You may choose among a range of variable investment options and fixed interest options. The variable options are Sub-Accounts in the Variable Account, each of which invests in one of the following series of the MFS/Sun Life Series Trust (the ''Series Fund''):
Large-Cap Value Equity Funds	Large-Cap Growth Equity Funds (continued)
MFS/ Sun Life Core Equity Series	MFS/ Sun Life Massachusetts Investors Growth
MFS/ Sun Life Global Total Return Series	Stock Series
MFS/ Sun Life International Value Series	MFS/ Sun Life Strategic Growth Series
MFS/Sun Life Total Return Series	Small-Cap Growth Equity Funds
MFS/ Sun Life Value Series	MFS/ Sun Life New Discovery Series
Large-Cap Blend Equity Funds	Specialty Funds
MFS/ Sun Life Capital Opportunities Series	MFS/ Sun Life Utilities Series
MFS/ Sun Life Emerging Markets Equity Series	High-Quality Intermediate-Term Bond Funds
MFS/ Sun Life Massachusetts Investors Trust Series	MFS/ Sun Life Government Securities Series
MFS/ Sun Life Research Series	MFS/ Sun Life Global Governments Series
MFS/ Sun Life Research International Series	Medium-Quality Intermediate-Term Bond Funds
Large-Cap Growth Equity Funds	MFS/ Sun Life Bond Series
MFS/ Sun Life Capital Appreciation Series	MFS/ Sun Life Strategic Income Series
MFS/ Sun Life Emerging Growth Series	Low-Quality Intermediate-Term Bond Funds
MFS/ Sun Life Global Growth Series	MFS/ Sun Life High Yield Series
MFS/ Sun Life International Growth Series	Money Market Funds
MFS/ Sun Life Money Market Series

Massachusetts Financial Services Company serves as investment adviser to all of the Funds in the MFS/Sun Life Series Trust.

The fixed account options are available for specified time periods, called Guarantee Periods, and pay interest at a guaranteed rate for each period.

This Prospectus must be accompanied by a current prospectus for the Series Fund. Please read this Prospectus and the Series Fund prospectus carefully before investing and keep them for future reference. They contain important information about the Contracts and the Series Fund.

We have filed a Statement of Additional Information dated May 1, 2006 (the ''SAI'') with the Securities and Exchange Commission (the ''SEC''), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 40 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our ''Service Address'') or by telephoning (800) 752-7215. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. any representation to the contrary is a criminal offense.

Any reference in this Prospectus to receipt by us means receipt at the following address:

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

P.O. Box 9133

Wellesley Hills, Massachusetts 02481

TABLE OF CONTENTS

Special Terms *

Product Highlights *

Fees and Expenses *

Example *

Condensed Financial Information *

The Annuity Contract *

Communicating To Us About Your Contract *

Sun Life Insurance And Annuity Company of New York *

The Variable Account *

Variable Account Options: The Funds *

The Fixed Account *

The Fixed Account Options: The Guarantee Periods *

The Accumulation Phase *

Issuing Your Contract *

Amount and Frequency of Purchase Payments *

Allocation of Net Purchase Payments *

Your Account *

Your Account Value *

Variable Account Value *

Fixed Account Value *

Transfer Privilege *

Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates *

Other Programs *

Withdrawals, Withdrawal Charge and Market Value Adjustment *

Cash Withdrawals *

Withdrawal Charge *

Market Value Adjustment *

Contract Charges *

Account Fee *

Administrative Expense Charge *

Mortality and Expense Risk Charge *

Premium Taxes *

Fund Expenses *

Death Benefit *

Amount of Death Benefit *

Method of Paying Death Benefit *

Selection and Change of Beneficiary *

Payment of Death Benefit *

Due Proof of Death *

The Income Phase - Annuity Provisions *

Selection of the Annuitant or Co-Annuitant *

Selection of the Annuity Commencement Date *

Annuity Options *

Selection of Annuity Option *

Amount of Annuity Payments *

Exchange of Variable Annuity Units *

Account Fee *

Annuity Payment Rates *

Annuity Options as Method of Payment for Death Benefit *

Exercise of Contract Rights *

Other Contract Provisions *

Change of Ownership *

Death of Owner *

Voting of Fund Shares *

Periodic Reports *

Substitution of Securities *

Change in Operation of Variable Account *

Splitting Units *

Modification *

Right to Return *

Tax Considerations *

Deductibility of Purchase Payments *

Pre-Distribution Taxation of Contracts *

Distributions and Withdrawals from Non-Qualified Contracts *

Distributions and Withdrawals from Qualified Contracts *

Withholding *

Investment Diversification and Control *

Tax Treatment of the Company and the Variable Account *

Qualified Retirement Plans *

Pension and Profit-Sharing Plans *

Tax-Sheltered Annuities *

Individual Retirement Arrangements *

Roth Individual Retirement Arrangements *

Administration of the Contracts *

Distribution of the Contracts *

Performance Information *

Available Information *

Incorporation of Certain Documents by Reference *

State Regulation *

Legal Proceedings *

Financial Statements *

Table of Contents of Statement of Additional Information *

Appendix A - Glossary *

Appendix B - Withdrawals, Withdrawal Charges and the Market Value Adjustment *

Appendix C - Condensed Financial Information - Accumulation Unit Values *

SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which we discuss these topics in more detail.

The Annuity Contract

The Regatta Gold NY Fixed and Variable Annuity Contract provides a number of important benefits for your retirement planning. During the Accumulation Phase, you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options. During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated. The Contract provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. When purchased in connection with a tax-qualified plan, the Contract provides no additional tax-deferral benefits because tax-qualified plans confer their own tax-deferral. The Contract also provides a death benefit if you die during the Accumulation Phase.

The Accumulation Phase

Under most circumstances, you can buy the Contract with an initial Purchase Payment of $5,000 or more, and you can make additional Purchase Payments at any time during the Accumulation Phase. Currently there is no minimum amount required for additional Purchase Payments. However, we reserve the right to limit additional Purchase Payments to at least $1,000. We will not normally accept a Purchase Payment if your Account Value is over $2 million or, if the Purchase Payment would cause your Account Value to exceed $2 million.

Variable Account Options: The Funds

You can allocate your Purchase Payments among Sub-Accounts investing in a number of Fund options. Each Fund is a separate series of the MFS/Sun Life Series Trust, an open-end management investment company registered under the Investment Company Act of 1940. Our affiliate, Massachusetts Financial Services Company ("MFS"), serves as the investment adviser to the Series Fund. The investment returns on the Funds are not guaranteed. You can make or lose money. You can make transfers among the Funds and the Fixed Account Options.

The Fixed Account Options: The Guarantee Periods

You can allocate your Purchase Payments to the Fixed Account and elect to invest in one or more of the Guarantee Periods we make available from time to time. Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish. We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed interest rate permitted by law. Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, future allocations or transfers into that Guarantee Period will not be permitted.

Fees and Expenses

The Contract has insurance features and investment features, and there are costs related to each.

During the Accumulation Phase, we impose an annual Account Fee of $30. During the Income Phase, the annual Account Fee is $30, which we deduct from variable account payments. We will not charge the annual Account Fee, if your Account had been allocated only to the Fixed Account during the applicable Contract Year, or your Account Value is more than $75,000 on your Contract Anniversary.

We deduct a mortality and expense risk charge of 1.25% of the average daily value of the Contract invested in the Variable Account. We also deduct an administrative charge of 0.15% of the average daily value of the Contract invested in the Variable Account.

If you take more than a specified amount of money out of your Contract, we assess a withdrawal charge against each Purchase Payment withdrawn. The withdrawal charge (also known as a "contingent deferred sales charge") starts at 6% in the first Contract Year and declines to 0% after seven years.

Currently, you can make 12 free transfers each year; however, we reserve the right to impose a charge of up to $15 per transfer.

In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds, depending upon which Fund(s) you have selected.

The Income Phase: Annuity Provisions

If you want to receive regular income from your annuity, you can select one of several Annuity Options. You can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds. Subject to the maximum Annuity Commencement Date, you decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment options.

Death Benefit

If you die before the Contract reaches the Income Phase, the Beneficiary will receive a death benefit. The amount of the death benefit will be the greatest of the following amounts: (1) your Account Value on your Death Benefit Date, (2) your total Purchase Payments minus the sum of partial withdrawals, (3) your Account Value on the Seven-Year Anniversary (adjusted for subsequent payments, withdrawals, and charges), (4) the amount we would pay in the event of a full surrender of your Contract on the Death Benefit Date, or (5) the highest value of your Contract on any Contract Anniversary before the Annuitant's 81st birthday plus any Purchase Payments and adjusted for partial withdrawals and charges made between that Contract Anniversary and the Death Benefit Date.

Withdrawals, Withdrawal Charge and Market Value Adjustment

You can withdraw money from your Contract during the Accumulation Phase. You may withdraw a portion of your Account Value each year without the imposition of a withdrawal charge. For any Contract Year, this "free withdrawal amount" equals 10% of all Purchase Payments made during the last 7 Contract Years (including the current Contract Year), plus all Purchase Payments we have held for at least 7 Contract Years. Withdrawals made from the Fixed Account may also be subject to a Market Value Adjustment (see prospectus under "Market Value Adjustment"). You may also have to pay income taxes and tax penalties on money you withdraw.

Right to Return

Your Contract contains a "free look" provision. If you cancel your Contract within 10 days after receiving it (or later if required by your state, we will send you, depending upon the laws of your state, either the full amount of all of your Purchase Payments or your Account Value as of the day we receive your cancellation request. (This amount may be more or less than the original Purchase Payment). We will not deduct a withdrawal charge or a Market Value Adjustment.

Tax Considerations

Your earnings are not taxed until you take them out. If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty.

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If you have any questions about your Contract or need more information, please contact us at:

     Sun Life Insurance and Annuity Company of New York

     P. O. Box 9133

     Wellesley Hills, Massachusetts 02481

     Toll Free (800) 752-7215

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments):	0%

Maximum Withdrawal Charge (as a percentage of purchase payments):	6%*

Maximum Transfer Fee (currently $0):	$15**

Premium Taxes (as a percentage of Certificate Value or total purchase payments):	0% - 3.5%***
*	Number of Complete Contract Years Since Purchase Payment has been in the Account	Withdrawal Charge
	0-1	6%
	2-3	5%
	4-5	4%
	6	3%
	7 or more	0%

A portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after a Purchase Payment has been in your Account for 7 Contract Years, it may be withdrawn free of the withdrawal charge. (See "Withdrawal Charges.")

**

Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. We do impose certain restrictions upon the number and frequency of transfers. (See "Transfer Privilege.")

***

The premium tax rate and base vary by your state of residence and the type of Certificate you own. Currently, we deduct premium taxes from Certificate Value upon full surrender (including a surrender for the death benefit) or annuitization. (See "Deductions for Premium Taxes.")

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Annual Account Fee	$ 30*

Variable Account Annual Expenses

(as a percentage of average daily net Variable Account assets)
Mortality and Expense Risks Charge:	1.25%
Administrative Expenses Charge:	0.15%

Total Variable Account Annual Expenses:	1.40%
*

The Annual Account Fee is waived on Contracts greater than $75,000 in value on your Contract Anniversary and on Contracts invested fully in the Fixed Account during the entire Contract Year.. (See "Account Fee.")

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Prior to any fee waiver of expense reimbursement*	0.60%	1.31%
*	The expenses shown are for the year ended December 31, 2005.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through April 30, 2007. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements fall within the range shown. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

THE ABOVE EXPENSES FOR THE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses, and are based of a sample COntract with the maximum possible fees.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the maximum charges for optional benefits. If these optional benefits were not elected or fewer options were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. For purposes of converting the annual contract fee to a percentage, the Example assumes an average Contract size of $30,000. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1)	If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$ 837	$1,255	$1,730	$3,138
(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years

$ 284	$ 871	$1,484	$3,138

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. The example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

CONDENSED FINANCIAL INFORMATION

Historical information about the value of the units we use to measure the variable portion of your Contract (''Variable Accumulation Units'') is included as Appendix C to this Prospectus.

THE ANNUITY CONTRACT

Sun Life Insurance and Annuity Company of New York and Sun Life (N.Y.) Variable Account C (the ''Variable Account'') offer the Contract on an individual basis in connection with retirement plans. We issue an individual Contract to each Owner.

In this Prospectus, unless we state otherwise, we address Owners of Contracts as ''you''. For the purpose of determining benefits under the Contract, we establish an Account for each Owner, which we will refer to as ''your'' Account.

Your Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make annuity payments based on the amount you have accumulated. Your Contract provides tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. However, if you purchase your Contract in connection with a tax-qualified plan, your purchase should be made for reasons other than tax-deferral. Tax-qualified plans provide tax deferral without the need for purchasing an annuity contract.

Your Contract also provides a death benefit if the Annuitant dies during the Accumulation Phase. Finally, if you so elect, during the Income Phase we will make annuity payments to you or someone else for life or for another period that you choose.

You choose these benefits on a variable or fixed basis or a combination of both. When you choose Variable Account investment options or a Variable Annuity option, your benefits will be responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from different types of investments. With these variable options, you assume all investment risk under your Contract. When you choose a Guarantee Period in our Fixed Account or a Fixed Annuity option, we assume the investment risk, except in the case of early withdrawals in the Accumulation Phase, where you bear the risk of unfavorable interest rate changes. You may also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity may not exceed our minimum guaranteed rate. Our minimum guaranteed interest rate will never be less than that permitted by law.

The Contract is designed for use in connection with personal retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or nontrusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as ''Qualified Contracts,'' and all others as ''Non-Qualified Contracts.'' A qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. A decision to purchase an annuity contract should not be based on the assumption that the purchase of an annuity contract is necessary to obtain tax-deferral benefits under a qualified retirement plan.

COMMUNICATING TO US ABOUT YOUR CONTRACT

All materials sent to us, including Purchase Payments, must be sent to our Service Address as set forth on the first page of this Prospectus. For all telephone communications, you must call (800) 752-7215.

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our Service Address. However, we will consider Purchase Payments, withdrawal requests and transfer instructions to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

We are a stock life insurance company incorporated under the laws of New York on May 25, 1983. We do business primarily in New York. Our Home Office is located at 60 East 42nd Street, Suite 1115, New York, New York 10165.

We are ultimately controlled by Sun Life Financial Inc. (''Sun Life Financial''). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, and Philippine stock exchanges.

THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on October 18, 1985, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity and variable life insurance product contracts which are offered by the Company and other affiliated and affiliated offerors. These other products may have features, benefits and charges which are different from those under the Contract.

Under New York insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains or losses of the Company. These assets are held in relation to the Contracts described in this Prospectus and other variable annuity contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific series of the MFS/Sun Life Series Trust. All amounts allocated by you to a Sub-Account will be used to purchase Fund shares at their net asset value. Any and all distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses and any applicable taxes will, in effect, be made by redeeming the number of Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Fund shares at all times.

VARIABLE ACCOUNT OPTIONS: THE FUNDS

The Funds are series of the MFS/Sun Life Series Trust (the ''Series Fund''), an open-end management investment company registered under the Investment Company Act of 1940. Our affiliate Massachusetts Financial Services Company (''MFS'') serves as the investment adviser to the Series Fund.

The Series Fund is composed of a number of independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Series Fund are issued in the Funds, each corresponding to one of the portfolios. The Contracts provide for investment by the Sub-Accounts in shares of 26 of the Funds. Additional portfolios may be added to the Series Fund, which may or may not be available for investment by the Variable Account.

The Series Fund pays fees to MFS for its services pursuant to investment advisory agreements. MFS serves as investment adviser to the Funds, to each of the funds in the MFS Family of Funds, and to certain other investment companies established by MFS and/or us. MFS Institutional Advisers, Inc., a wholly-owned subsidiary of MFS, provides investment advice to substantial private clients. MFS and its predecessor organizations have a history of money management dating from 1924. MFS operates as an autonomous organization and the obligation of performance with respect to the investment advisory and underwriting agreements (including supervision of the sub-advisers noted below) is solely that of MFS. We undertake no obligation in this regard.

MFS may serve as the investment adviser to other mutual funds which have similar investment goals and principal investment policies and risks as the Funds, and which may be managed by a Fund's portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

The Series Fund also offers its shares to other separate accounts established by the Company and Sun Life Assurance Company of Canada (U.S.) in connection with variable annuity and variable life insurance contracts. Although we do not anticipate any disadvantages to this arrangement, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts investing in the Series Fund. A conflict may occur due to differences in tax laws affecting the operations of variable life and variable annuity separate accounts, or some other reason. We and the Series Fund's Board of Trustees will monitor events for such conflicts, and, in the event of a conflict, we will take steps necessary to remedy the conflict, including withdrawal of the Variable Account from participation in the Fund which is involved in the conflict or substitution of shares of other Funds or other mutual funds.

More comprehensive information about the Series Fund and the management, investment objectives, policies, restrictions, expenses and potential risks of each Fund may be found in the current Fund prospectus(es). You should read the Fund prospectus(es) carefully before investing. The Statement of Additional Information of the Funds is available by calling 1-800752-7215.

THE FIXED ACCOUNT

The Fixed Account is made up of those assets of the Company that are allocated to a non-unitized separate account established in conformance with New York law. Amounts you allocate to Guarantee Periods become part of the Fixed Account. Any obligation of the Fixed Account will be paid first from those assets allocated to the Fixed Account and the excess, if any, will be paid from the general account of the Company.

Assets in the Fixed Account are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by the laws of the State of New York. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e., rated by a nationally recognized rating service within the four highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

You may elect one or more Guarantee Period(s) from those we make available. From time to time, we may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period for a particular duration, allocations or transfers into that Guarantee Period will not be permitted. We publish Guaranteed Interest Rates for each Guarantee Period offered. We may change the Guaranteed Interest Rates we offer from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by state law. Also, once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.

We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

We may from time to time at our discretion offer interest rate specials for new Purchase Payments that are higher than the rates we are then offering for renewals or transfers.

Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers, and commencement of an annuity, may be subject to a Market Value Adjustment, which could decrease or increase the value of your Account. See ''Cash Withdrawals, Withdrawal Charge and Market Value Adjustment.''

THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make Payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or the Annuitant dies before the Annuity Commencement Date.

Issuing Your Contract

When you purchase a Contract, a completed Application and the initial Purchase Payment are sent to us for acceptance. When we accept an Application, we issue the Contract to you, as the Owner.

We will credit your initial Purchase Payment to your Account within 2 business days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 business days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 business days of when the Application is complete.

Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $5,000, and, although there is currently no minimum amount for additional Purchase Payments, we reserve the right to limit each additional Purchase Payment to at least $1,000. In addition, we will not accept a Purchase Payment if your Account Value is over $2 million, or if the Purchase Payment would cause your Account Value to exceed $2 million, unless we have approved the Payment in advance. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods we offer, but we reserve the right to limit any allocation to a Guarantee Period to at least $1,000.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. Your allocation factors will remain in effect as long as your selected Sub-Accounts and Guarantee Periods continue to be available for investment. You may, however, change the allocation factors for future Purchase Payments by sending us notice of the change in a form acceptable to us. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments (see ''Contract Charges - Premium Taxes''). In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

Your Account Value

Your Account Value is the sum of the value of the 2 components of your Contract: the Variable Account portion of your Contract (''Variable Account Value'') and the Fixed Account portion of your Contract (''Fixed Account Value''). These 2 components are calculated separately, as described below under ''Variable Account Value'' and ''Fixed Account Value.''

Variable Account Value

     Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

     Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is currently 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a ''Business Day.'' The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a Valuation Period. On days other than Business Days, the value of a Variable Accumulation Unit does not change.

To measure these values, we use a factor - which we call the Net Investment Factor- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; we then deduct a factor representing the mortality and expense risk charge and administrative expense charge. See ''Contract Charges.''

For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

     Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account, either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

Fixed Account Value

Your Fixed Account value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

A Guarantee Period begins the day we apply your allocation and ends when all calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Expiration Date.

Each additional Purchase Payment, transfer or renewal credited to your Fixed Account value will result in a new Guarantee Period with its own Expiration Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Expiration Dates.

     Crediting Interest

We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.

     Guarantee Amounts

Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market Value Adjustment. We may restrict a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. Renewals into a Guarantee Period that will extend beyond your maximum Annuity Commencement Date will result in the application of a Market Value Adjustment upon annuitization or withdrawals. We reserve the right to limit each new allocation to a Guarantee Period to at least $1,000.

     Renewals

We will notify you in writing between 45 and 75 days before the Renewal Date for any Guarantee Amount. If you would like to change your Fixed Account option, we must receive from you prior to the Renewal Date:
●	written notice electing a different Guarantee Period from among those we then offer, or

●	written instructions to transfer the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract (see "Transfer Privilege.")

If we receive no instructions from you prior to the Renewal Date, we will automatically renew your Fixed Account allocation into a new Guarantee Period of the same duration as the last Guarantee Period.

A Guarantee Amount will not renew into a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. In that case, unless you notify us otherwise, we will automatically renew your Guarantee Amount into the next available Guarantee Period.

     Early Withdrawals

If you withdraw, transfer or annuitize an allocation from a Guarantee Period more than 30 days prior to the Expiration Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase or decrease of your Account Value, depending on interest rates at the time. You bear the risk that you will receive less than your principal if the Market Value Adjustment applies.

Transfer Privilege

     Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:
●	you may not make more than 12 transfers in any Contract Year;

●	the amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Contract Year;

●	at least 30 days must elapse between transfers to or from Guarantee Periods;

●	transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds; and

●	we impose additional restrictions on market timers, which are further described below.

These restrictions do not apply to transfers made under any approved Optional Program. At our discretion, we may waive some or all of these restrictions.

We reserve the right to waive these restrictions and exceptions at any time. Any change will be applied uniformly. We will notify you of any change prior to its effectiveness

There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Transfers out of a Guarantee Period more than 30 days before the Renewal Date or any time after expiration of the period will be subject to the Market Value Adjustment described below. Under current law there is no tax liability for transfers.

     Requests for Transfers

You may request transfers in writing or by telephone. If the request is by telephone, it must be made before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. The telephone transfer privilege is available automatically during regular business hours before 4:00 p.m. Eastern Time, and does not require your written election. We will require personal identifying information to process a request for transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

Your transfer request will be effective as of the close of the Business Day if we receive your transfer request before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day.

     Short-Term Trading

The Contracts are not designed for short-term trading. If you wish to employ such strategies, do not purchase a Contract. Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity. Some Contract Owners and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection. Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Contract Owners or intermediaries or curtail their trading. A failure to detect and curtail short-term trading could result in adverse consequences to the Contract Owners. Short-term trading can increase costs for all Contract Owners as a result of excessive portfolio transaction fees. In addition, short-term trading can adversely affect a Fund's performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.

The Company has policies and procedures to discourage frequent transfers of contract value. As described above under "Transfer Privilege," such policies include limiting the number and timing of certain transfers, subject to exceptions described in that section and exceptions designed to protect the interests of individual Contract Owners. The Company also reserves the right to charge a fee for transfers.

Short-term trading activities whether by the Contract Owner or a third party authorized to initiate transfer requests on behalf of Contract Owner(s) may be subject to other restrictions as well. For example, we reserve the right to take actions against short-term trading which restrict your transfer privileges more narrowly than the policies described under "Transfer Privilege," such as requiring transfer requests to be submitted in writing through regular first-class U.S mail (e.g., no overnight, priority or courier delivery allowed), and refusing any and all transfer instructions.

If we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by you directly) in a pattern of short-term trading, we may refuse to process certain transfers requested by such a third party. We impose additional administrative restrictions on third parties that engage in transfers of Contract Values on behalf of multiple Contract Owners at one time. Specifically, we limit the form of such large group transfers to fax or mail delivery only, require the third party to provide us with advance notice of any possible large group transfer so that we can have additional staff ready to process the request, and require that the amount transferred out of a Sub-Account for each Contract Owner be equal to 100% of that Contract Owner's value in the Sub-Account.

We will provide you written notification of any restrictions imposed.

In addition, some of the Funds impose, or reserve the right to impose, additional restrictions on transfers if the Fund's short-term trading strategy is more restrictive that the Company's policy. Accordingly, the Variable Account may not be in a position to effectuate some transfers with such Funds and, therefore, will be unable to process such transfer requests. We also reserve the right to refuse requests involving transfers to or from the Fixed Account.

We reserve the right to waive short-term trading restrictions, where permitted by law and not adverse to the interests of the relevant underlying Fund and other shareholders, in the following instances:
●	when a new broker of record is designated for the Contract;

●	when the Participant changes;

●	when control of the Contract passes to the designated beneficiary upon the death of the Participant or Annuitant;

●	when necessary in our view to avoid hardship to a Participant; or

●	when underlying Funds are dissolved or merged or substituted.

If short-term trading results as a consequence of waiving the restrictions against short-term trading, it could expose Contract Owners to certain risks. The short-term trading could increase costs for all Contract Owners as a result of excessive portfolio transaction fees. In addition, the short-term trading could adversely affect a Fund's performance. If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies. Unless the short-term trading policy and the permitted waivers of that policy are applied uniformly, some Contract Owners may experience a different application of the policy and therefore may experience some of the risks. We uniformly apply the short-term trading policy and the permitted waivers of that policy to all Contracts. If we did not do so, some Contract Owners could experience a different application of the policy and therefore may be treated unfairly. Too much discretion on our part in allowing the waivers of short-term trading policy could result in an unequal treatment of short-term traders by permitting some short-term traders to engage in short-term trading while prohibiting others from doing the same.

Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates

We may reduce or waive the withdrawal charge or Account Fee, credit additional amounts, or grant special Guaranteed Interest Rates in certain situations. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Owner, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions (''Eligible Employees'') and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see ''Withdrawals, Withdrawal Charge and Market Value Adjustment.''

Other Programs

You may participate in any of the following optional programs free of charge. Transfers made pursuant to the provisions of the following optional programs will not be charged a transfer fee, nor will such transfers count as one of the 12 free transfers per year allowed under the section entitled "Transfer Privilege."

     Dollar-Cost Averaging

Dollar-cost averaging allows you to invest gradually, over time, in up to 12 Sub-Accounts. You may select a dollar-cost averaging program at no extra charge by allocating a minimum amount to a designated Sub-Account or to a Guarantee Period we make available in connection with the program. (We reserve the right to limit investments to at least $1,000.) Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program. Each month or quarter, as you select, we will transfer the same amount automatically to one or more Sub-Accounts that you choose, up to a maximum of 12 Sub-Accounts. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned.

No Market Value Adjustment (either positive or negative) will apply to amounts automatically transferred from the Fixed Account under the dollar-cost averaging program, except that if you discontinue or alter the program prior to completion, amounts remaining in the Fixed Account will be transferred to the Money Market Fund investment option under the Contracts, unless you instruct us otherwise, and the Market Value Adjustment will be applied. Any new allocation of a Purchase Payment to the program will be treated as commencing a new dollar-cost averaging program and is subject to the minimum.

The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. Since you transfer the same dollar amount to the Variable Account investment options at set intervals, dollar-cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not insure a profit or protect against loss in a declining market.

     Asset Allocation

One or more asset allocation programs may be available in connection with the Contracts, at no extra charge. Asset allocation is the process of investing in different asset classes-such as equity funds, fixed income funds, and money market funds-depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.

Currently, you may select one of the available asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. These models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. We may add or delete programs in the future.

Our asset allocation programs are "static" programs. That is to say, if you elect an asset allocation program, we automatically rebalance your Account Value among the Sub-Accounts represented in the model you chose, but we do not change your original percentage allocations among the Sub-Accounts in your chosen model, unless you advise us to do so. Nevertheless, we have selected an independent third-party administrator who reviews the existing models annually to determine whether the investment objective of the model is being met in light of changing markets. Based upon this review, the third-party administrator may recommend that new models be substituted for the existing models. If so, the new models will only be offered to Contracts issued on or after the date the new model goes into effect or to Owners who elect an asset allocation program on or after that date. Owners of any existing asset allocation programs may make an independent decision to change their asset allocations at any time. You should consult your financial adviser periodically to consider whether the model you have selected is still appropriate for you.

     Systematic Withdrawal and Interest Out Programs

You may select our Systematic Withdrawal Program or our Interest Out Program.Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will effect them automatically; a Market Value Adjustment may be applicable upon withdrawal. Under the Interest Out Program, we automatically pay to you, or reinvest, interest credited for all Guarantee Periods you have chosen. The withdrawals under these programs may be subject to surrender charges and a Market Value Adjustment. They may also be included as income and subject to a 10% federal tax penalty, as well as charges applicable on withdrawal. You should consult a qualified tax professional before choosing these options. We reserve the right to limit the election of either of these programs to Contracts with a minimum Account Value of $10,000.

You may change or stop either program at any time, by written notice to us.

     Portfolio Rebalancing Program

Under the Portfolio Rebalancing Program, we transfer funds among the Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

Portfolio Rebalancing does not permit transfers to or from any Guarantee Period.

     Secured Futures Program

Under the Secured Futures program, we divide your Purchase Payment between the Fixed Account and the Variable Account. For the Fixed Account portion, you choose a Guarantee Period from among those we offer, and we allocate to that Guarantee Period the portion of your Purchase Payment necessary so that at the end of the Guarantee Period, your Fixed Account allocation, including interest, will equal the entire amount of your original Purchase Payment. The remainder of the original Purchase Payment will be invested in Sub-Accounts of your choice. At the end of the Guarantee Period, you will be guaranteed the amount of your Purchase Payment (assuming no withdrawals), plus you will have the benefit, if any, of the investment performance of the Sub-Accounts you have chosen.

WITHDRAWALS, WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT

Cash Withdrawals

     Requesting a Withdrawal

At any time during the Accumulation Phase you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, other than a Systematic Withdrawal, you must send us a written request at our Service Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

All withdrawals may be subject to a withdrawal charge (see "Withdrawal Charge" below) and withdrawals from your Fixed Account Value also may be subject to a Market Value Adjustment (see "Market Value Adjustment" below). Upon request we will notify you of the amount we would pay in the event of a full or partial withdrawal. Withdrawals also may have adverse income tax consequences, including a 10% penalty tax (see "Tax Considerations"). You should carefully consider these tax consequences before requesting a cash withdrawal.

     Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows. We start with the total value of your Account at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee, if applicable, for the Contract Year in which the withdrawal is made; we add or subtract the amount of any Market Value Adjustment applicable to your Fixed Account Value; and finally, we deduct any applicable withdrawal charge.

A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

     Partial Withdrawals

Unless you specify otherwise, when you request a partial withdrawal, we will deduct the actual amount specified in your request and then reduce the value of your Account by deducting the amount paid, adding or deducting any Market Value Adjustment applicable to amounts withdrawn from the Fixed Account, and deducting any applicable withdrawal charge.

You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your allocations at the end of the Valuation Period during which we receive your request.

Partial withdrawals may affect the death benefit amount. In calculating the amount payable under the death benefit, we may reduce the benefit amount to an amount equal to the benefit amount payable immediately before withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. (See "Calculating the Death Benefit.")

If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Contract Year in which you make the withdrawal, we reserve the right to treat it as a request for a full withdrawal.

     Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted to defer payment under the Investment Company Act of 1940 and New York insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:
●	when the New York Stock Exchange is closed (except weekends and holidays) or when trading on the New York Stock Exchange is restricted;

●	when it is not reasonably practical to dispose of securities held by the Funds or to determine the value of the net assets of the Funds, because an emergency exists; and

●	when an SEC order permits us to defer payment for the protection of Owners.

We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

     Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities. (See "Tax Considerations-Tax-Sheltered Annuities.")

When you make a withdrawal, we consider the oldest Purchase Payment that you have not already withdrawn to be withdrawn first, then the second oldest Purchase Payments, and so forth. Once all Purchase Payments are withdrawn, the balance withdrawn is considered to be accumulated value.

Withdrawal Charge

We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a "contingent deferred sales charge") on certain amounts you withdraw. We impose this charge to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

The withdrawal charge will never be greater than 6% of the aggregate amount of Purchase Payments you make under the Contract.

     Free Withdrawal Amount

In each Contract Year, you may withdraw a portion of your Account Value-which we will call the "free withdrawal amount"-before incurring the withdrawal charge. For any year, the free withdrawal amount is equal to (1) 10% of the amount of all Purchase Payments you have made during the last 7 Contract Years, including the current Contract Year (the "Annual Withdrawal Allowance"), plus (2) the amount of all Purchase Payments made before the last 7 Contract Years that you have not previously withdrawn. Any portion of the Annual Withdrawal Allowance that you do not use in a Contract Year is cumulative; that is, it is carried forward and available for use in future years.

For convenience, we refer to Purchase Payments made during the last 7 Contract Years (including the current Contract Year) as "New Payments," and all Purchase Payments made before the last 7 Contract Years as "Old Payments."

For example, assume you wish to make a withdrawal from your Contract in Contract Year 10. You made an initial Purchase Payment of $10,000 in Contract Year 1, you made one additional Purchase Payment of $8,000 in Contract Year 8, and you have made no previous withdrawals. Your Account Value in Contract Year 10 is $35,000. The free withdrawal amount for Contract Year 10 is $19,400, calculated as follows:
●	$800, which is the Annual Withdrawal Allowance for Contract Year 10 (10% of the $8,000 Purchase Payment made in Contract Year 8, the only New Payment); plus

●

$8,600, which is the total of the unused Annual Withdrawal Allowances of $1,000 for each of Contract Years 1 through 7 and $800 for each of Contract Years 8 and 9 that are carried forward and available for use in Contract Year 10; plus

●	$10,000, which is the amount of all Old Payments that you have not previously withdrawn.

     Withdrawal Charge on Purchase Payments

If you withdraw more than the free withdrawal amount in any Contract Year, we consider the excess amount to be withdrawn first from New Payments that you have not previously withdrawn. We impose the withdrawal charge on the amount of these New Payments. Thus, the maximum amount on which we will impose the withdrawal charge in any year will never be more than the total of all New Payments that you have not previously withdrawn.

The amount of your withdrawal, if any, that exceeds the total of the free withdrawal amount plus the aggregate amount of all New Payments not previously withdrawn, is not subject to the withdrawal charge.

     Order of Withdrawal

New Payments are withdrawn on a first-in first-out basis until all New Payments have been withdrawn. For example, assume the same facts as in the example above. In Contract Year 10 you wish to withdraw $25,000. We attribute the withdrawal first to the free withdrawal amount of $19,400, which is not subject to the withdrawal charge. The remaining $5,600 is withdrawn from the Purchase Payment made in Contract Year 8 (the only New Payment) and is subject to the withdrawal charge. The $2,400 balance of the Contract Year 8 Purchase Payment will remain in your Account. If you make a subsequent $5,000 withdrawal in Contract Year 10, $2,400 of that amount will be withdrawn from the remainder of the Contract Year 8 Purchase Payment and will be subject to the withdrawal charge. The other $2,600 of your withdrawal (which exceeds the amount of all New Payments not previously withdrawn) will not be subject to the withdrawal charge.

     Calculation of Withdrawal Charge

We calculate the amount of the withdrawal charge by multiplying the Purchase Payments you withdraw by a percentage. The percentage varies according to the number of Contract Years the Purchase Payment has been held in your Account, including the year in which you made the Payment, but not the year in which you withdraw it. Each Payment begins a new 7-year period and moves down a declining surrender charge scale at each Contract Anniversary. Payments received during the first Contract Year will be charged 6% if withdrawn. On your next scheduled Contract Anniversary, that Payment, along with any other Payments made during that Contract Year, will be considered to be in their second Contract Year and will have a 5% withdrawal charge. On the next Contract Anniversary, these Payments will move into their third Contract Year and will have a withdrawal charge of 5%, if withdrawn. The withdrawal charge decreases according to the number of Contract Years the Purchase Payment has been in your Account. The declining Withdrawal Charge scale is as follows:

Number of Contract Years Payment Has Been in Your Account	Withdrawal Charge
0-1	6%
2-3	5%
4-5	4%
6	3%
7 or more	0%

For example, again using the same facts as in the example above, the percentage applicable to the withdrawals in Contract Year 10 of Purchase Payments made in Contract Year 8 would be 5%, because the number of Contract Years the Purchase Payments have been held in your Account would be 2.

For additional examples of how we calculate withdrawal charges, see Appendix C.

     Types of Withdrawals Not Subject to Withdrawal Charge

We do not impose a withdrawal charge on withdrawals from the Accounts of (a) our employees, (b) employees of our affiliates, or (c) licensed insurance agents who sell the Contracts. We also may waive withdrawal charges with respect to Purchase Payments derived from the surrender of other annuity contracts we issue.

We do not impose the withdrawal charge on amounts you apply to provide an annuity, amounts we pay as a death benefit, or amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account.

Market Value Adjustment

We will apply a Market Value Adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity and distributions made on the death of the Owner are considered withdrawals, and the Market Value Adjustment will apply. However, we will not apply the Market Value Adjustment to automatic transfers to a Sub-Account from a Guarantee Period as part of our dollar-cost averaging program.

We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is, to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation. However, we do not apply the adjustment to the amount of interest credited during your current Contract Year. Any withdrawal from a Guarantee Amount is attributed first to such interest.

A Market Value Adjustment may decrease, increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is higher than your Guaranteed Interest Rate, the Market Value Adjustment is likely to decrease your Account Value. If our current Guaranteed Interest Rate is lower, the Market Value Adjustment is likely to increase your Account Value.

We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

[(1 + I) / (1 + J)] ^ (N/12) -1

where:
I	is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;

J

is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years, for Guarantee Periods of one year or more. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer; and

N	is the number of complete months remaining in your Guarantee Period.

We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.

For examples of how we calculate the Market Value Adjustment, see Appendix B.

CONTRACT CHARGES

Account Fee

During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee of $30 to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Contract Anniversary. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Contract Anniversary.

We will not charge you the Account Fee if:
●	your Account Value has been allocated only to the Fixed Account during the applicable Contract Year; or

●	your Account Value is more than $75,000 on your Contract Anniversary.

If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we will deduct an annual Account Fee of $30 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

Administrative Expense Charge

We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for expenses we incur in administering the Contracts, the Accounts and the Variable Account that are not covered by the annual Account Fee.

Mortality and Expense Risk Charge

During the Accumulation Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.25%. The mortality risk we assume arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. This obligation assures each Annuitant that neither the longevity of fellow Annuitants nor an improvement in life expectancy generally will have an adverse effect on the amount of any annuity payment received under the Contract. The mortality risk also arises from our contractual obligation to pay a death benefit upon the death of the Annuitant prior to the Annuity Commencement Date. The expense risk we assume is the risk that the annual Account Fee and the administrative expense charge we assess under the Contracts may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover the mortality and expense risks, we will bear the loss. If the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contracts.

Premium Taxes

In New York, there currently is no premium tax. However, if an Owner or Payee is not a New York State resident, a premium tax may be imposed, depending on where the Owner or Payee resides. We believe that the amounts of such premium taxes currently range from 0% to 3.5%. You should consult a qualified tax professional to find out if your state imposes a premium tax and the amount of any tax.

In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

Fund Expenses

There are fees and charges deducted from each Fund. These fees and expenses are described in the Fund's prospectus and related Statement of Additional Information.

DEATH BENEFIT

If the Annuitant dies during the Accumulation Phase, we will pay a death benefit to your Beneficiary, using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of death of the Annuitant, we will pay the death benefit in one sum to you or, if you were the Annuitant, to your estate. We do not pay a death benefit if the Annuitant dies during the Income Phase. However, the Beneficiary will receive any payments provided under an Annuity Option that is in effect. If your Contract names more than one Annuitant, we will pay the death benefit after the death of the last surviving of the Annuitants.

If your spouse is your Beneficiary, upon your death (if you are the Annuitant) your spouse may elect to continue the Contract as the Owner, rather than receive the death benefit. In that case, the death benefit provisions of the Contract will not apply until the death of your spouse. See "Other Contract Provisions-Death of Owner."

Amount of Death Benefit

To calculate the amount of the death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive proof of the Annuitant's death in an acceptable form ("Due Proof of Death") if you have elected a death benefit payment method before the death of the Annuitant and it remains effective. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive either the Beneficiary's election of payment method, or if you were the Annuitant and the Beneficiary is your spouse, the Beneficiary's election to continue the Contract. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period.

The amount of the death benefit is determined as of the Death Benefit Date.

The death benefit will be the greatest of the following amounts:
(1)	Your Account Value for the Valuation Period during which the Death Benefit Date occurs;

(2)	Your total Purchase Payments minus the sum of partial withdrawals;

(3)

Your Account Value on the Seven-Year Anniversary immediately before the Death Benefit Date, adjusted for subsequent Purchase Payments and partial withdrawals and charges made between the Seven-Year Anniversary and the Death Benefit Date;

(4)	The amount we would pay if you had surrendered your entire Account on the Death Benefit Date; and

(5)

Your highest Account Value on any Contract Anniversary before the Annuitant's 81st birthday, adjusted for partial withdrawals and charges made between that Contract Anniversary and the Death Benefit Date.

If the death benefit we pay is amount (2), (3), (4) or (5) above, your Account Value will be increased by the excess, if any, of that amount over amount (1). Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the Money Market Fund investment option available under the Contracts (without the application of a Market Value Adjustment). The Beneficiary may then transfer to the Fixed Account and begin a new Guarantee Period.

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "The Income Phase-Annuity Provisions."

During the Accumulation Phase, you may elect the method of payment for the death benefit. These elections are made by sending us at our Service Address an election form, which we will provide. If no such election is in effect on the date of the Annuitant's death, the Beneficiary may elect either a single cash payment or an annuity. If you were the Annuitant and the Beneficiary is your spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us a letter of instruction. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we will pay the death benefit in a single cash payment.

If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

Neither you nor the Beneficiary may exercise rights that would adversely affect the treatment of the Contract as an annuity contract under the Internal Revenue Code. (See "Other Contract Provisions - Death of Owner.")

Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

Payment of Death Benefit

Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

Due Proof of Death

We accept any of the following as proof of any person's death:
●	an original certified copy of an official death certificate;

●	an original certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

●	any other proof we find satisfactory.

THE INCOME PHASE - ANNUITY PROVISIONS

During the Income Phase, we make regular monthly annuity payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option(s) you have selected, and we make the first payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described below under the heading "Annuity Options," and you cannot change the Annuity Option(s) selected. You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. (See "Withdrawals, Withdrawal Charge and Market Value Adjustment.")

Selection of the Annuitant or Co-Annuitant

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Option(s) refer to the Annuitant as the "Payee."

In a Non-Qualified Contract, if you name someone other than yourself as Annuitant, you may also select a Co-Annuitant, who will become the new Annuitant if the original Annuitant dies before the Income Phase. If you have named both an Annuitant and a Co-Annuitant, you may designate one of them to become the sole Annuitant as of the Annuity Commencement Date, if both are living at that time.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payments.

Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:
●	The earliest possible Annuity Commencement Date is the first day of the second month following your Contract Date.

●

The latest possible Annuity Commencement Date is the first day of the month following the Annuitant's 90th birthday or, if there is a Co-Annuitant, the 90th birthday of the younger of the Annuitant and Co-Annuitant.

●	The Annuity Commencement Date must always be the first day of a month.

You may change the Annuity Commencement Date from time to time by sending us written notice, in a form acceptable to us,with the following additional limitations:
●	We must receive your notice, in good order, at least 30 days before the current Annuity Commencement Date.

●	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70 1/2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1/2).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for either a Variable Annuity, a Fixed Annuity, or a combination of both, except that Annuity Option E is available only for a Fixed Annuity. We may also agree to other settlement options, at our discretion.

     Annuity Option A - Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

     Annuity Option B - Life Annuity With 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

     Annuity Option C - Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the last survivor dies. There is no provision for continuance of any payments to a Beneficiary.

     Annuity Option D - Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 5 to 30 years, as you elect. If payments under this option are paid on a Variable Annuity basis, the Annuitant may elect to receive some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax.

     Annuity Option E - Fixed Payments

We hold the portion of your Adjusted Account Value selected for this option at interest, and make fixed payments in such amounts and at such times (over a period of at least 5 years) as you and we may agree. We continue making payments until the amount we hold is exhausted. The final payment will be for the remaining balance and may be less than the previous installments. We will credit interest yearly on the amount remaining unpaid at a rate we determine from time to time, but never less than 3% per year (or a higher rate if specified in your Contract), compounded annually. We may change the rate at any time, but will not reduce it more frequently than once each calendar year. If the Annuitant dies before all payments have been made, the Beneficiary may elect to receive the remaining payments or the unpaid balance in one lump sum. The election of this Annuity Option may result in the imposition of a penalty tax.

Selection of Annuity Option

You select one or more of the Annuity Options, which you may change from time to time during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain. If there is more than one Annuitant living on the Annuity Commencement Date because you have named a Co-Annuitant, we will provide Annuity Option C with a 50% survivor benefit and the Co-Annuitant as the designated second person.

You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the Annuity Options may not be changed once annuity payments begin.

Amount of Annuity Payments

     Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:
●	We deduct a proportional amount of the Account Fee, based on the fraction of the current Contract Year that has elapsed.

●	If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change.

●	We deduct any applicable premium tax or similar tax if not previously deducted.

     Variable Annuity Payments

Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See "Annuity Payment Rates."

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment-which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment-will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

     Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, which are based on a minimum guaranteed interest rate of 3% per year, compounded annually, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

     Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

Exchange of Variable Annuity Units

During the Income Phase, the Annuitant may exchange Annuity Units from one Sub-Account to another, up to 12 times each Contract Year. To make an exchange, the Annuitant sends us, at our Service Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

Before exchanging Annuity Units from one Sub-Account to another, the Annuitant should carefully review the Fund prospectus(es) for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts are invested.

During the Income Phase, we permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

Account Fee

During the Income Phase, we deduct the annual Account Fee of $30 in equal amounts from each Variable Annuity payment. We do not deduct the Account Fee from Fixed Annuity payments.

Annuity Payment Rates

The Contracts contain Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of: (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (at least 3% per year, compounded annually); and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract (at least 3% per year, compounded annually).

The Annuity Payment Rates may vary according to the Annuity Option(s) elected and the adjusted age of the Annuitant. The Contracts also describe the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Annuity Options A, B and C is the 1983 Individual Annuitant Mortality Table.

.

Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of the Annuitant's death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

Exercise of Contract Rights

A Contract belongs to the individual to whom the Contract is issued. All Contract rights and privileges can be exercised by the Owner without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant before the Annuity Commencement Date, except as the Contract otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Annuitant. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

OTHER CONTRACT PROVISIONS

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Owner; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract during the lifetime of the Annuitant and prior to the Annuity Commencement Date. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

Death of Owner

If your Contract is a Non-Qualified Contract and you die prior to the Annuitant and before the Annuity Commencement Date, special distribution rules apply. In that case, the death benefit amount (as determined under "Amount of Death Benefit" in this Prospectus using the date we receive Due Proof of your Death as the Death Benefit Date), must be distributed to your "designated beneficiary," within the meaning of Section 72(s) of the Internal Revenue Code, either (1) as a lump sum within 5 years after your death or (2) if in the form of an annuity, over a period not greater than the life or expected life of the designated beneficiary, with payments beginning no later than one year after your death.

The person you have named a Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living, the Annuitant automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Owner. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse.

If you were the Annuitant as well as the Owner, your surviving spouse (if the designated beneficiary) may elect to be named as both Owner and Annuitant and continue the Contract; in that case, we will not pay a death benefit and the Account Value will not be increased to reflect the death benefit calculation. The special distribution rules will then apply on the death of your spouse. If your spouse does not make that election, the death benefit provisions of the Contract will apply, subject to the condition that any annuity option elected complies with the special distribution requirements described above. In all other cases where you are the Annuitant, the death benefit provisions of the Contract control.

If you are the Annuitant and you die during the Income Phase, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under the option.

If the Owner is not a natural person, these distribution rules apply on a change in, or the death of, any Annuitant or Co-Annuitant.

Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

If your Contract is a Qualified Contract, any distributions upon your death will be subject to the laws and regulations governing the particular retirement or deferred compensation plan in connection with which the Qualified Contract was issued.

Voting of Fund Shares

We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds or in connection with similar solicitations, but will follow voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions. During the Income Phase, the Payee - that is the Annuitant or Beneficiary entitled to receive benefits - is the person having such voting rights. We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners and Payees, as applicable.

Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights of persons who may have such rights under plans, other than rights afforded by the Investment Company Act of 1940, or any duty to inquire as to the instructions received or the authority of Owners or others, as applicable, to instruct the voting of Series Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Funds. We will determine the number of Fund shares as to which each such person is entitled to give instructions as of the record date set by the Fund for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Owner Account by the net asset value of one Fund share as of the same date. On or after the Annuity Commencement Date, the number of Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Fund share as of the same date. After the Annuity Commencement Date, the number of Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

Periodic Reports

During the Accumulation Period we will send you at least once during each Contract Year, a statement showing the number, type and value of Accumulation Units credited to your Account and the Fixed Accumulation Value of your Account, which statement shall be accurate as of a date not more than 2 months previous to the date of mailing. These periodic statements contain important information concerning your transactions with respect to a Contract. It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Account and the Funds as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. We will also send such statements reflecting transactions in your Account as may be required by applicable laws, rules and regulations. Upon request, we will provide you with information regarding fixed and variable accumulation values.

Substitution of Securities

Shares of any or all Funds may not always be available for investment under the Contract. We may add or delete Funds or other investment companies as variable investment options under the Contracts. We may also substitute for the shares held in any Sub-Account shares of another Fund or shares of another registered open-end investment company or unit investment trust, provided that the substitution has been approved, if required, by the SEC and the Superintendent of Insurance of the State of New York. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

Change in Operation of Variable Account

At our election and subject to the prior approval of the Superintendent of Insurance of the State of New York and any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may, subject to the prior approval of the Superintendent of Insurance of the State of New York, make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contracts.

Modification

Upon notice to the Owner (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (See ''Change in Operation of Variable Account''); (iv) provides additional Variable Account and/or fixed accumulation options; or (v) as may otherwise be in the best interests of Owners or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

Right to Return

If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our Service Address as shown on the cover of this Prospectus within 10 days, or longer if required by your state, after it was delivered to you. State law may also allow you to return the Contract to your sales representative. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value at the end of the Valuation Period during which we received it.

If you are establishing an Individual Retirement Account (''IRA''), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Contract Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow an Owner establishing an IRA a ''ten day free-look,'' notwithstanding the provisions of the Internal Revenue Code.

TAX CONSIDERATIONS

This section provides general information on the federal income tax consequences of ownership of a Contract based upon our understanding of current federal tax laws. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state, or other tax laws. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

Deductibility of Purchase Payments

For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the "investment in the contract" for purposes of determining the taxable portion of any distributions from a Qualified Contract. As a general rule, regardless of whether you own a Qualified or a Non-Qualified Contract, the amount of your tax liability on earnings and distributions will depend upon the specific tax rules applicable to your Contract and your particular circumstances.

Pre-Distribution Taxation of Contracts

Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an "immediate annuity", which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

Distributions and Withdrawals from Non-Qualified Contracts

The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.

Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, must be treated as a receipt of investment earnings. You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment earnings. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Owner during any one calendar year must be treated as one annuity contract.

A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee's expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before the Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.

A penalty tax of 10% may also apply to taxable cash withdrawals including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59 1/2, to distributions pursuant to the death or disability of the Owner, or to distributions that are a part of a series of substantially equal periodic payments made annually under a lifetime annuity, or to distributions under an immediate annuity (as defined above).

Death benefits paid upon the death of a Contract Owner are not life insurance benefits and will generally be includible in the income of the recipient to the extent they represent investment earnings under the contract. For this purpose, the amount of the "investment in the contract" is not affected by the Owner's or Annuitant's death, i.e., the investment in the contract must still be determined by reference to the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includible in income. Special mandatory distribution rules also apply after the death of the Owner when the beneficiary is not the surviving spouse of the Owner.

If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the Contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

Any amounts held under a Non-Qualified Contract that are assigned or pledged as collateral for a loan will also be treated as if withdrawn from the Contract. In addition, upon the transfer of a Non-Qualified Contract by gift (other than to the Owner's spouse), the Owner must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.

Distributions and Withdrawals from Qualified Contracts

In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59 1/2, except in certain circumstances.

If you receive a distribution from a Qualified Contract used in connection with a qualified pension plan, from a tax-sheltered annuity or an individual retirement annuity "IRA" and roll over some or all that distribution to another eligible plan, following the rules set out in the Code and IRS regulations, the portion of such distribution that is rolled over will not be includible in your income. An eligible rollover distribution from a qualified plan or tax-sheltered annuity will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover. Rollovers of IRA distributions are not subject to the 20% mandatory withholding requirement.

An eligible rollover distribution from a qualified plan or tax-sheltered annuity is any distribution of all or any portion of the balance to the credit of an employee, except that the term does not include:
●	a distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

●	any required minimum distribution, or

●	any hardship distribution.

Only you or your surviving spouse Beneficiary may elect to roll over a distribution to an eligible retirement plan.

Withholding

In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from an IRA), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Owner or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only you or your surviving spouse Beneficiary may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) a Qualified Contract issued for use with an IRA, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Owner or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Owner or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withholds.

Investment Diversification and Control

The Treasury Department has issued regulations that prescribe investment diversification requirements for mutual fund series underlying nonqualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund available as an investment option under the Contract complies with these regulations.

The IRS has stated that satisfaction of the diversification requirements described above by itself does not prevent a contract owner from being treated as the owner of separate account assets under an "owner control" test. If a contract owner is treated as the owner of separate account assets for tax purposes, the contract owner would be subject to taxation on the income and gains from the separate account assets. In published revenue rulings through 1982 and then again in 2003, the IRS has stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise control over the investment of the assets. In Revenue Ruling 2003-91, the IRS considered certain variable annuity and variable life insurance contracts and concluded that the owners of the variable contracts would not be considered the owners of the contracts' underlying assets for federal income tax purposes.

Revenue Ruling 2003-91 states that the determination of whether the owner of a variable contract possesses sufficient incidents of ownership over the assets underlying the variable contract so as to be deemed the owner of those assets for federal income tax purposes will depend on all the facts and circumstances. We do not believe that the differences between the Contract and the contracts described in Revenue Ruling 2003-91 should prevent the holding in Revenue Ruling 2003-91 from applying. Nevertheless, you should consult with a qualified tax professional on the potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities you may undertake with respect to the Contract. In addition, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject in the future. Accordingly, we therefore reserve the right to modify the Contracts as necessary to attempt to prevent you from being considered the owner, for tax purposes, of the underlying assets. We also reserve the right to notify you if we determine that it is no longer practicable to maintain the Contract in a manner that was designed to prevent you from being considered the owner of the assets of the Separate Account. You bear the risk that you may be treated as the owner of Separate Account assets and taxed accordingly.

Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

Qualified Retirement Plans

"Qualified Contracts" are Contracts used with plans that receive tax-deferral treatment pursuant to specific provisions of the Code. Annuity contracts also receive tax-deferral treatment. It is not necessary that you purchase an annuity contract to receive the tax-deferral treatment available through a Qualified Contract. If you purchase this annuity Contract as a Qualified Contract, you do not received additional tax-deferral. Therefore, if you purchase this annuity Contract as a Qualified Contract, you should do so for reasons other than obtaining tax deferral.

You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions.

Pension and Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Code requirements are similar for qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons may therefore use Qualified Contracts as a funding vehicle for their retirement plan as a general rule.

Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

If the Contracts are to receive tax deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation Account Value as of December 31, 1988) may be made only when the Owner attains age 59 1/2, has a severance from employment with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions. It is permissible, however, to withdraw post-1988 salary reduction contributions (but not the earnings attributable to such contributions) in cases of financial hardship. While the Internal Revenue Service has not issued specific rules defining financial hardship, we expect that to qualify for a hardship distribution, the Owner must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

Section 403(b) annuities, like IRAs, are subject to required minimum distributions under the Code. Section 403(b) annuities are unique, however, in that any account balance accruing before January 1, 1987 (the "pre-1987 balance") needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular Section 403(b) plan, the Owner may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Owners should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

Individual Retirement Arrangements

Sections 219 and 408 of the Code permit eligible individuals to contribute to a so-called "traditional" individual retirement program, including Individual Retirement Accounts and Annuities, Simplified Employee Pension Plans, and SIMPLE Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. The Internal Revenue Service imposes special information requirements with respect to IRAs and we will provide purchasers of the Contracts as Individual Retirement Annuities with any necessary information. You will have the right to revoke a Contract issued as an Individual Retirement Annuity under certain circumstances, as described in the section of this Prospectus entitled "Right to Return." If your Contract is issued in connection with an Individual Retirement Account, we have no information about the Account and you should contact the Account's trustee or custodian.

Roth Individual Retirement Arrangements

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If you convert a traditional Individual Retirement Annuity Contract into a Roth IRA Contract or your Individual Retirement Account that holds a Contract is converted to a Roth Individual Retirement Account, the fair market value of the Contract is included in taxable income. Under IRS regulations and Revenue Procedure 2006-13, fair market value may exceed the Contract's account balance. Thus, you should consult with a qualified tax professional prior to any conversion.

The Internal Revenue Service imposes special information requirements with respect to Roth IRAs and we will provide the necessary information for Contracts issued as Roth Individual Retirement Annuities. If your Contract is issued in connection with a Roth Individual Retirement Account, we have no information about the Account and you should contact the Account's trustee or custodian.

ADMINISTRATION OF THE CONTRACTS

We perform certain administrative functions relating to the Contracts, Owner Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Owner Account number and type, the status of each Owner Account and other pertinent information necessary to the administration and operation of the Contracts; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

DISTRIBUTION OF THE CONTRACTS

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents ("the Selling Agents") in those states where the Contract may be lawfully sold. Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("the Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into selling agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Company (or its affiliates, for purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for the promotion and sale of the Contract. The Selling Agents who solicit sales of the Contract typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Contract Owner or the separate account. The Company intends to recoup this compensation through fees and charges imposed under the Contract, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 7.10% of Purchase Payments, and 1.00% annually of the Participant's Account Value. The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by NASD rules and other applicable laws and regulations.

The Company also pays compensation to wholesaling broker-dealers or other firms or intermediaries, including payments to affiliates of the Company, in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers. These allowances may be based on a percentage of Purchase Payments and/or a percentage of Contract Value and/or may be a fixed dollar amount.

In addition to the compensation described above, the Company may make additional cash payments or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealers' preferred or recommended list, access to the Selling Broker-Dealers' registered representatives for purposes of promoting sales of the Company's products, assistance in training and education of the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer's actual or expected aggregate sales of our variable contracts (including the Contract) or assets held within those contracts (in most cases not to exceed 0.25% of aggregate sales and 0.10% of assets attributable to the Selling-Broker-Dealer, and/or may be a fixed dollar amount.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a Contract.

Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading ''Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates.'' During 2003, 2004, and 2005, approximately $20,626, $2,470, and $2,788, respectively, were paid to but not retained by Clarendon in connection with the distribution of the Contracts.

PERFORMANCE INFORMATION

From time to time the Variable Account may publish reports to shareholders, sales literature and advertisements containing performance information relating to the Sub-Accounts. This information may include standardized and non-standardized ''Average Annual Total Return,'' ''Cumulative Growth Rate'' and ''Compound Growth Rate.'' We may also advertise ''yield'' and/or ''effective yield'' for some Sub-Accounts.

Average Annual Total Return measures the net income of a Sub-Account and any realized or unrealized gains or losses of the Fund in which it invests, over the period stated. Average Annual Total Return figures are annualized and represent the average annual percentage change in the value of an investment in a variable option over that period. Standardized Average Annual Total Return information covers the period after the Variable Account was established or, if shorter, the life of the Fund. Non-standardized Average Annual Total Return covers the life of each Fund, which may predate the Variable Account. Cumulative Growth Rate represents the cumulative change in the value of an investment in the Sub-Account for the period stated, and is arrived at by calculating the change in the Accumulation Unit Value of a Sub-Account between the first and the last day of the period being measured. The difference is expressed as a percentage of the Accumulation Unit Value at the beginning of the base period. ''Compound Growth Rate'' is an annualized measure, calculated by applying a formula that determines the level of return which, if earned over the entire period, would produce the cumulative return.

Average Annual Total Return figures assume an initial Purchase Payment of $1,000 and reflect all applicable withdrawal and Contract charges. The Cumulative Growth Rate and Compound Growth Rate figures that we advertise do not reflect withdrawal charges or the annual Account Fee, although such figures do reflect all recurring charges. Results calculated without withdrawal and/or certain Contract charges will be higher. We may also use other types of rates of return that do not reflect withdrawal and Contract charges.

The performance figures used by the Variable Account are based on the actual historical performance of the underlying Funds for the specified periods, and the figures are not intended to indicate future performance. For periods before the date the Contracts became available, we calculate the performance information for the Sub-Accounts on a hypothetical basis. To do this, we reflect deductions of the current Contract fees and charges from the historical performance of the corresponding Funds.

Yield is a measure of the net dividend and interest income earned over a specific one-month or 30-day period (7-day period for the Money Market Sub-Account available for investment under the Contract), expressed as a percentage of the value of the Sub-Account's Accumulation Units. Yield is an annualized figure, which means that we assume that the Sub-Account generates the same level of net income over a one-year period and compound that income on a semi-annual basis. We calculate the effective yield for the available Money Market Sub-Account similarly, but include the increase due to assumed compounding. The Money Market Sub-Account's effective yield will be slightly higher than its yield as a result of its compounding effect.

The Variable Account may also from time to time compare its investment performance to various unmanaged indices or other variable annuities and may refer to certain rating and other organizations in its marketing materials. More information on performance and our computations is set forth in the Statement of Additional Information.

The Company may also advertise the ratings and other information assigned to it by independent industry ratings organizations. Some of these organizations are A.M. Best, Moody's Investor's Service, and Standard and Poor's Insurance Rating Services. Each year, A.M. Best reviews the financial status of thousands of insurers, culminating in the assignment of Best's rating. These ratings reflect A.M. Best's current opinion of the relevant financial strength and operating performance of an insurance company in comparison to the norms of the life/health industry. Best's ratings range from A++ to F. The Standard and Poor's rating measures the ability of an insurance company to meet its obligations under insurance policies it issues. This rating does not measure the insurance company's ability to meet non-policy obligations. Ratings in general do not relate to the performance of the Sub-Accounts.

We may also advertise endorsements from organizations, individuals or other parties that recommend the Company or the Contracts. We may occasionally include in advertisements (1) comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets; or (2) discussions of alternative investment vehicles and general economic conditions.

AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits.

In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements.

You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: Washington, D.C. - 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; Chicago, Illinois - 500 West Madison Street, Chicago, IL 60661. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http://www.sec.gov).

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

The Company's Annual Report on Form 10-K for the year ended December 31, 2005 filed with the SEC pursuant to Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended (the ''Exchange Act'') is incorporated herein by reference. All documents or reports we file pursuant to Section 13(a), 13(c), 14 or 15(d) of the Exchange Act, after the date of this prospectus and prior to the termination of the offering, shall be deemed incorporated by reference into the prospectus.

The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference into this Prospectus, other than exhibits to such document (unless such exhibits are specifically incorporated by reference in this Prospectus). Requests for such document should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

STATE REGULATION

The Company is subject to the laws of the State of New York governing life insurance companies and to regulation by the Superintendent of Insurance of New York. An annual statement is filed with the Superintendent of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Superintendent or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Superintendent of Insurance has broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted.

In addition, affiliated groups of insurers, such as the Company, its parent and its affiliates, are regulated under insurance holding company legislation in New York and certain other states. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved.

Under insurance guaranty fund laws in New York, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account. We are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

FINANCIAL STATEMENTS

The financial statements of the Company which are included in the Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Series Fund shares held in the Sub-Accounts of the Variable Account.

The financial statements of the Variable Account for the year ended December 31, 2005 are also included in the Statement of Additional Information.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Sun Life Insurance and Annuity Company of New York

Advertising and Sales Literature

Calculations

Example of Variable Accumulation Unit Value Calculation

Example of Variable Annuity Unit Calculation

Example of Variable Annuity Payment Calculation

Distribution of the Contracts

Designation and Change of Beneficiary

Custodian

Independent Registered Public Accounting Firm

Financial Statements

This Prospectus sets forth information about the Contracts and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2006, which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Insurance and Annuity Company of New York. To receive a copy, return this request form to the address shown below or telephone (800) 752-7215.
To:	Sun Life Insurance and Annuity Company of New York
P.O. Box 9133
Wellesley Hills, MA 02481

Please send me a Statement of Additional Information for

Regatta Gold-NY Variable and Fixed Annuity

Sun Life (N.Y.) Variable Account C.

Name

Address

City                                                                     State               Zip

Telephone

APPENDIX A

GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT or OWNER ACCOUNT: An account established for each Owner to which Net Purchase Payments are credited.

ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant during which you make Purchase Payments under the Contract. This is called the ''Accumulation Period'' in the Contract.

*ANNUITANT: The person or persons named in the Application and on whose life the first annuity payment is to be made. In a Non-Qualified Contract, if you name someone other than yourself as Annuitant, you may also name a Co-Annuitant. If you do, all provisions of the Contract based on the death of the Annuitant will be based on the date of death of the last surviving of the persons named. By example, if the Annuitant dies prior to the Annuity Commencement Date, the Co-Annuitant will become the new Annuitant. The death benefit will become due only on the death before the Annuity Commencement Date of the last surviving Annuitant and Co-Annuitant named. These persons are referred to collectively in the Contract as ''Annuitants.'' If you have named both an Annuitant and Co-Annuitant, you may designate one of them to become the sole Annuitant as of the Annuity Commencement Date, if both are living at that time.

*ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

*ANNUITY OPTION: The method you choose for making annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment from the Variable Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for purchase of a Contract.

*BENEFICIARY: The person or entity having the right to receive the death benefit and, for Non-Qualified Contracts, who is the ''designated beneficiary'' for purposes of Section 72(s) of the Internal Revenue Code.

BUSINESS DAY: Any day the New York Stock Exchange is open for trading or any other day on which there is enough trading in securities held by a Sub-Account to materially affect the value of the Variable Accumulation Units.

COMPANY ("WE," "US," "SUN LIFE (N.Y.)"): Sun Life Insurance and Annuity Company of New York.

CONTRACT: A Contract issued by the Company on an individual basis.

CONTRACT DATE: The date on which we issue your Contract. This is called the ''Issue Date'' in the Contract.

CONTRACT YEAR and CONTRACT ANNIVERSARY: Your first Contract Year is the period of (a) 12 full calendar months plus (b) the part of the calendar month in which we issue your Contract (if not on the first day of the month), beginning with the Contract Date. Your Contract Anniversary is the first day immediately after the end of a Contract Year. Each Contract Year after the first is the 12 calendar month period that begins on your Contract Anniversary. If, for example, the Contract Date is in March, the first Contract Year will be determined from the Contract Date but will end on the last day of March in the following year; your Contract Anniversary is April 1 and all Contract Years after the first will be measured from April 1.

DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Annuitant's death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period and we will pay the death benefit in cash.

DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to the Company.

EXPIRATION DATE: The last day of a Guarantee Period.

FIXED ACCOUNT: The assets of the Company which are allocated to a non-unitized separate account established in conformance with New York law.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

NET PURCHASE PAYMENT: The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax.

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Owner's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

*OWNER: The person, persons or entity entitled to the ownership rights stated in a Contract and in whose name or names the Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term ''Owner,'' as used herein, shall refer to the organization entering into the Contract.

PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Annuitant.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

SEVEN-YEAR ANNIVERSARY: The seventh Contract Anniversary and each succeeding Contract Anniversary occurring at any seven year interval thereafter; for example, the 14th, 21st and 28th Contract Anniversaries.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open and on other Business Days.

VARIABLE ACCOUNT: Variable Account C of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

* You specify these items on the Application, and may change them, as we described in this Prospectus.

APPENDIX B

WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT

Part 1: Variable Account (the Market Value Adjustment does not apply to the Variable Account) Withdrawal Charge Calculation:

Full Withdrawal:

Assume a Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents four examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.
	Contract Year	Hypothetical Account Value	Free Withdrawal Amount	New Payments Withdrawn	Withdrawal Charge Percentage	Withdrawal Charge Amount
(a)	1	$41,000	$ 4,000	$37,000	6.00%	$2,220
(b)	3	$52,000	$12,000	$40,000	5.00%	$2,000
(c)	7	$80,000	$28,000	$40,000	3.00%	$1,200
(d)	9	$98,000	$68,000	$0	0.00%	$0
(a)

The free withdrawal amount in any Contract Year is equal to (1) the Annual Withdrawal Allowance for that year (i.e., 10% of all Purchase Payments made in the last 7 Contract Years (''New Payments'')); plus (2) any unused Annual Withdrawal Allowances from previous years; plus (3) any Purchase Payments made before the last 7 Contract Years (''Old Payments'') not previously withdrawn. In Contract Year 1, the free withdrawal amount is $4,000 (the Annual Withdrawal Allowance for that year) because there are no unused Annual Withdrawal Allowances from previous years and no Old Payments. The $41,000 full withdrawal is attributed first to the $4,000 free withdrawal amount. The remaining $37,000 is withdrawn from the Purchase Payment made in Contract Year 1 and is subject to the withdrawal charge.

(b)

In Contract Year 3, the free withdrawal amount is $12,000 (the $4,000 Annual Withdrawal Allowance for the current year plus the unused $4,000 Annual Withdrawal Allowances for each of Contract Years 1 and 2). The $52,000 full withdrawal is attributed first to the free withdrawal amount and the remaining $40,000 is withdrawn from the Purchase Payment made in Contract Year 1.

(c)

In Contract Year 7, the free withdrawal amount is $28,000 (the $4,000 Annual Withdrawal Allowance for the current Contract Year plus the unused Annual Withdrawal Allowance of $4,000 for each of Contract Years 1 through 6). The $80,000 full withdrawal is attributed first to the free withdrawal amount. The next $40,000 is withdrawn from the Purchase Payment made in Contract Year 1 and is subject to the withdrawal charge. The remaining $12,000 exceeds the total of the free withdrawal amount plus all New Payments not previously withdrawn, so it is not subject to the withdrawal charge.

(d)

In Contract Year 9, the free withdrawal amount is $68,000, calculated as follows. There are no Annual Withdrawal Allowances for Contract Years 8 or 9 because there are no New Payments in those years. The $40,000 Purchase Payment made in Contract Year 1 is now an Old Payment that constitutes a portion of the free withdrawal amount. In addition, the unused Annual Withdrawal Allowances of $4,000 for each of Contract Years 1 through 7 are carried forward and available for use in Contract Year 9. The $98,000 full withdrawal is attributed first to the free withdrawal amount. Because the remaining $30,000 is not withdrawn from New Payments, this part of the withdrawal also will not be subject to the withdrawal charge.

Partial Withdrawal:

Assume a single Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fifth Contract Year, and there are a series of three partial withdrawals made during the fifth Contract Year of $9,000, $12,000, and $15,000.
	Hypothetical Account Value	Partial Withdrawal Amount	Free Withdrawal Amount	New Payments Withdrawn	Withdrawal Charge Percentage	Withdrawal Charge Amount
(a)	$64,000	$ 9,000	$20,000	$ 0	4.00%	-
(b)	$56,000	$12,000	$11,000	$ 1,000	4.00%	$ 40
(c)	$40,000	$15,000	-	$15,000	4.00%	$ 600
(a)

In the fifth Contract Year, the free withdrawal amount is equal to $20,000 (the $4,000 Annual Withdrawal Allowance for the current year, plus the unused $4,000 for each of Contract Years 1 through 4). The partial withdrawal amount ($9,000) is less than the free withdrawal amount so no New Payments are withdrawn and no withdrawal charge applies.

(b)

Since a partial withdrawal of $9,000 was taken, the remaining free withdrawal amount is equal to $11,000. The $12,000 partial withdrawal will first be applied against the $11,000 free withdrawal amount. The remaining $1,000 will be withdrawn from the $40,000 New Payment, incurring a withdrawal charge of $40.

(c)

The free withdrawal amount is zero since the previous partial withdrawals have already used the free withdrawal amount. The entire partial withdrawal amount will result in New Payments being withdrawn and will incur a withdrawal charge.

Part 2 - Fixed Account - Examples of the Market Value Adjustment (''MVA'')

The MVA Factor is:

[(1 + I) / (1 +J)] ^ (N/12) -1

These examples assume the following:

(1)	The Guarantee Amount was allocated to a five year Guarantee Period with a Guaranteed Interest Rate of 6% or .06.
(2)	The date of surrender is two years from the Expiration Date (N = 24).
(3)	The value of the Guarantee Amount on the date of surrender is $11,910.16.
(4)	The interest earned in the current Contract Year is $674.16.
(5)	No transfers or partial withdrawals affecting this Guarantee Amount have been made.
(6)	Withdrawal charges, if any, are calculated in the same manner as shown in the examplesin Part 1.

Example of a Negative MVA:

Assume that on the date of surrender, the current rate (J) is 8% or .08.

The MVA factor =	=	[(1 + I) / (1 + J + b)] ^ (N/12) -1
	=	[(1 + .06) / (1 + .08)] ^ (24/12) -1
	=	(.981 ^ 2) -1
	=	.963 -1
	=	-.037

The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current Contract Year is multiplied by the MVA factor to determine the MVA:

($11,910.16 - $674) x (-.037) = $415.73

- 415.73 represents the MVA that will be deducted from the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - 674.16) x (- .037) = - $49.06. - $49.06 represents the MVA that will be deducted from the partial withdrawal amount before the deduction of any withdrawal charge.

Example of a Positive MVA:

Assume that on the date of surrender, the current rate (J) is 5% or .05.

The MVA factor	=	[(1 + I) / (1 + J + b)] ^ (N/12) -1
	=	[(1 + .06) / (1 + .05)] ^ (24/12) -1
	=	(1.010 ^ 2) -1
	=	1.019 -1
	=	.019

The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current Contract Year is multiplied by the MVA factor to determine the MVA:

($11,910.16 - $674.16) x .019 = $213.48

$213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x .019 = $25.19.

$25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

APPENDIX C

CONDENSED FINANCIAL INFORMATION - ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the Variable Account's financial statements appearing in the Statement of Additional Information.

Accumulation		Accumulation	Number of
Unit Value		Unit Value	Accumulation
Sub-Account	Beginning of Period	End of Period	Units End of Period	Year

Bond Series	$ 13.9100	$ 13.9590	163,530	2005
	13.2754	13.9100	187,738	2004
	12.2687	13.2754	214,106	2003
	11.3517	12.2687	189,891	2002
	10.6791	11.3517	104,737	2001
	9.820	10.6791	14,630	2000
	10.0000	9.8200	2,344	1999

Capital Appreciation Series	13.4868	13.4231	833,253	2005
	12.3185	13.4868	822,155	2004
	9.7046	12.3185	981,020	2003
	14.5540	9.7046	1,124,286	2002
	19.7625	14.5540	1,365,984	2001
	22.6198	19.7625	1,492,787	2000
	17.2946	22.6198	1,596,747	1999
	13.6249	17.2946	1,387,198	1998
	11.2208	13.6249	933,956	1997
	10.0000	11.2208	401,401	1996

Capital Opportunities Series	13.2677	13.2996	184,033	2005
	11.9276	13.2677	254,151	2004
	9.4264	11.9276	298,752	2003
	13.7322	9.4264	349,823	2002
	18.5566	13.7322	506,229	2001
	19.7776	18.5566	530,934	2000
	13.5854	19.7776	423,782	1999
	10.8511	13.5854	245,193	1998
	10.0000	10.8511	61,777	1997

Emerging Growth Series	14.0503	15.1231	610,175	2005
	12.5815	14.0503	773,079	2004
	9.7019	12.5815	978,305	2003
	14.9457	9.7019	1,179,567	2002
	23.1680	14.9457	1,536,602	2001
	29.0322	23.1680	1,714,685	2000
	16.7445	29.0322	1,674,168	1999
	12.6847	16.7445	1,482,470	1998
	10.5475	12.6847	966,583	1997
	10.0000	10.5475	335,404	1996

Emerging Markets Equity Series	12.2981	16.5879	84,998	2005
	9.8055	12.2981	53,476	2004
	6.5154	9.8055	55,646	2003
	6.7371	6.5154	42,761	2002
	6.9035	6.7371	30,074	2001
	9.0591	6.9035	24,973	2000
	6.0241	9.0591	28,793	1999
	8.7203	6.0241	23,240	1998
	10.0000	8.7203	41,861	1997

Global Government Series	15.1418	13.8573	31,191	2005
	13.9510	15.1418	42,084	2004
	12.2376	13.9510	52,002	2003
	10.2875	12.2376	78,966	2002
	10.6604	10.2875	69,104	2001
	10.6699	10.6604	76,984	2000
	11.4123	10.6699	89,314	1999
	10.0221	11.4123	90,226	1998
	10.2412	10.0221	73,436	1997
	10.0000	10.2412	30,008	1996

Global Growth Series	18.1476	19.6936	191,151	2005
	15.9174	18.1476	246,761	2004
	11.9165	15.9174	278,716	2003
	14.9862	11.9165	313,673	2002
	18.9231	14.9862	448,061	2001
	22.0864	18.9231	489,355	2000
	13.3854	22.0804	509,687	1999
	11.8491	13.3854	402,319	1998
	10.4190	11.8491	324,362	1997
	10.0000	10.4190	94,134	1996

Global Total Return Series	19.2709	19.7207	237,423	2005
	16.6854	19.2709	275,475	2004
	13.7581	16.6854	311,788	2003
	13.8673	13.7581	222,222	2002
	14.9900	13.8673	284,489	2001
	14.8545	14.9900	295,796	2000
	13.8923	14.8545	310,409	1999
	11.9033	13.8923	334,013	1998
	10.6202	11.9033	181,210	1997
	10.0000	10.6202	24,306	1996

Government Securities Series	14.8808	15.0138	325,948	2005
	14.5427	14.8808	425,067	2004
	14.4361	14.5427	588,466	2003
	13.3313	14.4361	791,208	2002
	12.5815	13.3313	504,489	2001
	11.3761	12.5815	610,154	2000
	11.7627	11.3761	553,951	1999
	10.9695	11.7627	483,528	1998
	10.2283	10.9695	168,798	1997
	10.0000	10.2283	40,062	1996

High Yield Series	14.9426	15.0602	363,446	2005
	13.8321	14.9426	518,947	2004
	11.5494	13.8321	638,912	2003
	11.4032	11.5494	666,103	2002
	11.3643	11.4032	803,391	2001
	12.3601	11.3643	848,963	2000
	11.7316	12.3601	988,547	1999
	11.8237	11.7316	869,291	1998
	10.5902	11.8237	482,767	1997
	10.0000	10.5092	109,992	1996

International Value Series	14.9426	21.1517	155,225	2005
	13.8321	18.6144	145,666	2004
	11.5494	14.7437	158,833	2003
	12.0613	11.1880	193,097	2002
	14.3192	12.0613	212,897	2001
	14.8716	14.3192	220,666	2000
	12.8587	14.8716	53,996	1999
	9.3612	12.8587	41,872	1998
	10.2062	9.3612	9,227	1997
	10.0000	10.2062	-	1996

International Growth Series	13.1987	14.9579	113,047	2005
	11.2527	13.1987	125,684	2004
	8.2285	11.2527	127,527	2003
	9.4694	8.2285	149,436	2002
	11.4167	9.4694	142,195	2001
	12.5550	11.4167	121,359	2000
	9.4088	12.5550	246,036	1999
	10.7213	9,4088	272,201	1998
	10.2062	10.7213	188,749	1997
	10.0000	10.2062	56,408	1996

Massachusetts Investors Growth Stock Series	8.0426	8.2787	555,446	2005
	7.4405	8.0426	674,359	2004
	6.1146	7.4405	768,535	2003
	8.6184	6.1146	810,817	2002
	11.6369	8.6184	882,693	2001
	12.5684	11.6369	703,237	2000
	10.0000	12.5684	275,481	1999

Massachusetts Investors Trust Series	16.0844	17.0852	1,243,013	2005
	14.5644	16.0844	1,560,844	2004
	12.0229	14.5644	1,915,103	2003
	15.4765	12.0229	2,261,390	2002
	18.6244	15.4765	2,834,797	2001
	18.8640	18.6244	2,982,000	2000
	17.8458	18.8640	3,305,098	1999
	14.6125	17.8458	2,936,804	1998
	11.2287	14.6125	1,722,218	1997
	10.0000	11.2287	347,210	1996

Money Market Series	11.8175	11.9717	323,265	2005
	11.8852	11.8175	407,329	2004
	11.9762	11.8852	701,948	2003
	11.9911	11.9762	908,218	2002
	11.7167	11.9911	836,653	2001
	11.2115	11.7167	487,950	2000
	10.8609	11.2115	760,178	1999
	10.4857	10.8609	921,204	1998
	10.1193	10.4857	395,655	1997
	10.0000	10.1193	244,386	1996

New Discovery Series	13.7565	14.2734	137,800	2005
	12.9781	13.7565	208,136	2004
	9.7270	12.9781	223,352	2003
	14.8233	9.7270	237,152	2002
	15.8421	14.8233	254,495	2001
	16.0007	15.8421	168,713	2000
	10.0000	16.0007	69,746	1999

Research Series	15.1201	16.1060	824,261	2005
	13.2370	15.1201	1,015,710	2004
	10.7105	13.2370	1,200,315	2003
	14.5082	10.7105	1,429,972	2002
	18.7162	14.5082	1,906,941	2001
	16.1649	19.7914	2,320,814	1999
	13.2588	16.1649	2,330,245	1998
	11.1263	13.2588	1,478,012	1997
	10.0000	11.1263	386,810	1996

Research Growth and Income Series	13.6039	14.2962	174,420	2005
	12.0342	13.6039	204,452	2004
	9.5433	12.0342	215,089	2003
	12.3124	9.5433	245,891	2002
	14.0128	12.3124	266,116	2001
	13.7803	14.0128	289,277	2000
	12.9195	13.7803	283,227	1999
	10.7234	12.9195	222,849	1998
	10.0000	10.7234	59,221	1997

Research International Series	13.5781	15.6089	97,912	2005
	11.3603	13.5781	95,205	2004
	8.6056	11.3603	90,141	2003
	9.8579	8.6056	91,617	2002
	12.1549	9.8579	85,319	2001
	13.3890	12.1549	73,754	2000
	10.0000	13.3890	23,159	1999

Strategic Growth Series	5.7698	5.7700	45,047	2005
	5.4770	5.7698	65,476	2004
	4.3574	5.4770	75,193	2003
	6.3172	4.3574	64,100	2002
	8.5000	6.3172	91,155	2001
	10.0000	8.5000	11,374	2000

Strategic Income Series	13.1860	13.2500	127,158	2005
	12.3757	13.1860	115,341	2004
	11.1163	12.3757	103,289	2003
	10.4868	11.1163	68,782	2002
	10.2897	10.4868	48,448	2001
	10.1388	10.2897	33,990	2000
	10.0000	10.1388	23,978	1999

Total Return Series	19.5035	19.8165	1,311,912	2005
	17.7421	19.5035	1,542,954	2004
	15.3567	17.7421	1,820,743	2003
	16.5156	15.3567	2,027,424	2002
	16.6629	16.5156	2,017,890	2001
	14.4646	16.6629	1,932,406	2000
	14.2649	14.4646	2,196,447	1999
	12.9446	14.2649	2,154,305	1998
	10.7617	12.9446	1,288,455	1997
	10.0000	10.7617	321,897	1996

Utilities Series	22.4641	25.9861	297,473	2005
	17.4725	22.4641	325,917	2004
	13.0025	17.4725	369,512	2003
	17.3147	13.0025	407,721	2002
	23.1986	17.3147	657,092	2001
	21.9857	23.1986	709,257	2000
	16.9849	21.9857	616,993	1999
	14.6470	16.9849	529,135	1998
	11.1898	14.6470	187,310	1997
	10.0000	11.1898	45,474	1996

Value Series	13.8973	14.6101	461,543	2005
	12.1988	13.8973	511,260	2004
	9.8707	12.1988	536,812	2003
	11.5813	9.8707	573,551	2002
	12.6949	11.5813	382,352	2001
	9.8814	12.6949	88,109	2000
	10.0000	9.8814	23,813	1999

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

P.O. Box 9133

Wellesley Hills, MA 02481

Telephone:

Toll Free (800) 752-7215

General Distributor

Clarendon Insurance Agency, Inc.

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

MAY 1, 2006

FUTURITY NY

AND

MFS REGATTA GOLD NY

VARIABLE AND FIXED ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

SUN LIFE OF CANADA (N.Y.) VARIABLE ACCOUNT C

TABLE OF CONTENTS
Sun Life Insurance and Annuity Company of New York
Advertising and Sales Literature
Tax Deferred Accumulation
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contract
Custodian
Independent Registered Public Accounting Firm
Financial Statements

The Statement of Additional Information sets forth information which may be of interest to prospective purchasers of the Futurity NY Variable and Fixed Annuity Contract and the MFS Regatta Gold NY Variable and Fixed Annuity Contract (the "Contracts") issued by Sun Life Insurance and Annuity Company of New York (the "Company") in connection with Sun Life of Canada (N.Y.) Variable Account C (the "Variable Account") which is not included in the Prospectus dated May 1, 2006. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company by writing to Sun Life Insurance and Annuity Company of New York, c/o Annuity Division, P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or by telephoning (800) 282-7073 for the Futurity Contracts or (800) 447-7569 for the MFS Regatta Contracts.

The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.

------------------------------------------------------------------------------------------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK ("Sun Life (N.Y.)")

Sun Life Financial Inc. ("Sun Life Financial"), a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges, is the ultimate corporate parent of Sun Life (N.Y.). Sun Life Financial ultimately controls Sun Life (N.Y.) through the following intervening company subsidiaries: Sun Life Assurance Company of Canada (U.S.), Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Investments LLC, Sun Life Financial (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., and Sun Life Financial Corp.

ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

FITCH IBCA CREDIT RATING Company's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

STANDARD & POOR'S insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

MOODY'S Investors Services, Inc.'s insurance claims-paying rating is a system of rating an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

STANDARD & POOR'S INDEX - broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

NASDAQ-OTC Price Index - this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

MORNINGSTAR, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g. aggressive, moderate or conservative), and "style box" matrices. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

IBBOTSON ASSOCIATES, Inc. is a consulting firm that provides a variety of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.

In its advertisements and other sales literature for the Variable Account and the Funds, the Company intends to illustrate the advantages of the Contracts in a number of ways:

DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.

SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Internal Revenue Code Section 401 (a) (9) in the case of Qualified Contracts, or permitted under Internal Revenue Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.

THE COMPANY'S AND THE FUNDS' CUSTOMERS. Sales literature for the Variable Account and the Funds may refer to the number of clients which they serve.

THE COMPANY'S ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Fitch IBCA and A.M. Best Company above); it may refer to its assets; and it may discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria. For example, at December 31, 1998, the Company was the 36th largest U.S. life insurance company based upon overall assets.

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a participant makes regular deposits to his or her account.

The Company may use hypothetical illustrations of the benefits of tax deferral, including but not limited to the following chart:

The chart below assumes an initial investment of $10,000 which remains fully invested for the entire time period, an 8% annual return, and a 33% combined federal and state income tax rate. It compares how 3 different investments might fare over 10, 20, and 30 years. The first example illustrates an investment in a non-tax-deferred account and assumes that taxes are paid annually out of that account. The second example illustrates how the same investment would grow in a tax-deferred investment, such as an annuity. The third example illustrates the net value of the tax-deferred investment after paying taxes on the full account value.
	10 YEARS	20 YEARS	30 YEARS

Non-Tax-Deferred Account	$16,856	$28,413	$ 47,893

Tax-Deferred Account	$21,589	$46,610	$100,627

Tax-Deferred Account After Paying Taxes	$17,765	$34,528	$ 70,720

THIS ILLUSTRATION IS HYPOTHETICAL AND DOES NOT REPRESENT THE PROJECTED PERFORMANCE OF THE CONTRACT OR ANY OF ITS INVESTMENT OPTIONS. THE ILLUSTRATION DOES NOT REFLECT THE DEDUCTION OF ANY CHARGES OR FEES RELATED TO PORTFOLIO MANAGEMENT, MORTALITY AND EXPENSE, OR ACCOUNT ADMINISTRATION. TAXES ON EARNINGS WITHIN AN ANNUITY ARE DUE UPON WITHDRAWAL. WITHDRAWALS MAY ALSO BE SUBJECT TO SURRENDER CHARGES AND, IF MADE PRIOR TO AGE 59 1/2, A 10% FEDERAL PENALTY TAX.

TAX-DEFERRED ACCUMULATION

In general, individuals who own annuity contracts are not taxed on increases in the value of their annuity contracts until some form of distribution is made under the contract. As a result, the annuity contract would benefit from tax deferral during the contract's accumulation phase; this would have the effect of permitting an investment in an annuity contract to grow more rapidly that a comparable investment under which increases in value are taxed on a current basis.

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax-deferred compounding on the Variable Account's investment returns. We may illustrate these effects in charts or graphs and from time to time may include comparisons of returns under the Contract or in general on a tax-deferred basis, with the returns on a taxable basis. Different tax rates may be assumed. Any such illustrative chart or graph would show accumulations on an initial investment or Purchase Payment, assuming a given amount (including the applicable interest credit), hypothetical gross annual returns compounded annually, and a stated rate of return. The values shown for the taxable investment would not include any deduction for management fees or other expenses, but would assume the annual deduction of federal and state taxes from investment returns. The values shown for the Contract in a chart would reflect the deduction of Contract expenses, such as the mortality and expense risk charge, the 0.15% administrative charge, and the $30 annual Account Fee. In addition, the values shown would assume that the Participant has not surrendered his or her Contract or made any partial surrenders until the end of the period shown. The chart would assume a full surrender at the end of the period shown and the payment of federal and state taxes, at a rate of not more than 33%, on the amount in excess of the Purchase Payments.

In developing illustrative tax deferral charts, we will observe these general principles:
-	The assumed rate of earnings will be realistic.
-	The illustrative chart will accurately depict the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges under the Contract.
-	Charts comparing accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender.
-	A narrative accompanying the chart will prominently disclose that there may be a 10% tax penalty on a surrender by a Participant who has not reached age 59 1/2 at the time of surrender.

The rates of return illustrated in any chart would be hypothetical and are not an estimate or guaranty of performance. Actual tax returns may vary among Participants.

CALCULATIONS

EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATION

Suppose the net asset value of a Series Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Series Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 divided by $18.32 is 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00003809 (the daily equivalent of the current maximum charge of 1.40% on an annual basis) gives a net investment factor of 1.00323702. If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be 14.6117130 (14.5645672 X 1.00323702).

EXAMPLE OF VARIABLE ANNUITY UNIT CALCULATION

Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been 12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 3% per year, the value of the annuity unit for the current valuation period would be 12.3846391 (12.3456789 X 1.00323702 (the Net Investment Factor) X 0.99991902). 0.99991902 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in certain Contracts.

EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATION

Suppose that a Participant Account is credited with 8,765.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are 14.5645672 and 12.3456789 respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the annuity unit value on the day prior to the second variable annuity payment date is 12.3846325. The first variable annuity payment would be $865.57 (8,765.4321 X 14.5845672 X 6.78 divided by 1,000). The number of annuity units credited would be 70.1112 ($865.57 divided by 12.3456789) and the second variable annuity payment would be $868.30 (70.1112 X 12.3846391).

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis. Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into distribution agreements with the Company and the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Clarendon is a subsidiary of the Company. Clarendon is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company and its subsidiary, Sun Life Insurance and Annuity Company of New York, and variable life insurance contracts issued by the Company.

Commissions and other distribution compensation will be paid by the Company to the selling agents and will not be more than 7.10% of Purchase Payments. In addition, after the first Account Year, broker-dealers who have entered into distribution agreements with the Company may receive an annual renewal commission of no more than 1.00% of the Participant's Account Value. In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. In some instances, such other incentives may be offered only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or Certificates or other contracts offered by the Company. Commissions will not be paid with respect to Participant Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in the Prospectus under the heading "Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates."

CUSTODIAN

We are the Custodian of the assets of the Variable Account. We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of Sun Life Insurance and Annuity Company of New York that are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, dated March 23, 2006, accompanying such financial statements (which expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's adoption of provisions of American Institute of Certified Public Accountants' Statement of Position 03-01, Accounting and Reporting by Insurance Enterprises of Certain Nontraditional Long-Duration Contracts and for Separate Accounts, effective January 1, 2004, described in Note 1), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Their office is located at 200 Berkeley St, Boston, Massachusetts.

The financial statements of Sun Life (N.Y.) Variable Account C that are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their reports appearing herein (which reports dated April 7, 2006 accompanying the financial statements of Sun Life (N.Y.) Variable Account C express an unqualified opinion) and have been included on their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Insurance and Annuity Company (N.Y.) are included herein. The consolidated financial statements of Sun Life Insurance and Annuity Company (N.Y.) are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATEMENTS OF INCOME

(in thousands)

For the years ended December 31,
	2005	2004	2003
Revenues

Premiums and annuity considerations	$32,247	$35,006	$28,457
Net investment income	94,264	93,870	85,302
Net realized investment (losses) gains	(4,086)	9,301	10,647
Fee and other income	13,578	13,562	13,988

Total revenues	136,003	151,739	138,394

Benefits and Expenses

Policyowner benefits	25,663	26,622	26,651
Interest credited	69,641	78,220	78,432
Other operating expenses	23,489	19,305	16,118
Amortization of deferred policy acquisition costs	9,491	5,763	7,390

Total benefits and expenses	128,284	129,910	128,591

Income before income tax expense and cumulative effect of change in accounting principle	7,719	21,829	9,803

Income tax expense
Federal	2,278	7,229	3,149
State	-	82	-
Income tax expense	2,278	7,311	3,149

Income before cumulative effect of change in accounting principle, net of tax	5,441	14,518	6,654

Cumulative effect of change in accounting principle, net of tax benefit of $471	-	(874)	-

Net income	$5,441	$13,644	$6,654

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

BALANCE SHEETS

(in thousands, except share data)
	December 31, 2005	December 31, 2004
ASSETS

Investments:
Fixed maturity securities available-for-sale at fair value (amortized cost of $1,684,650 and $1,810,764 in 2005 and 2004, respectively)	$1,682,864	$1,846,019
Mortgage loans	144,422	136,561
Policy loans	188	153
Cash and cash equivalents	54,540	43,262

Total investments	1,882,014	2,025,995

Accrued investment income	18,400	19,244
Deferred policy acquisition costs	80,640	66,690
Deferred federal income taxes	4,273	-
Goodwill	37,788	37,788
Receivable for investments sold	1,471	5,383
Reinsurance receivable	5,886	6,381
Other assets	4,848	3,637
Separate account assets	681,218	647,184

Total assets	$2,716,538	$2,812,302

LIABILITIES

Contractholder deposit funds and other policy liabilities	$1,642,039	$1,774,281
Future contract and policy benefits	50,549	49,813
Deferred federal income taxes	-	4,949
Payable for investments purchased	12,053	25,918
Other liabilities and accrued expenses	38,676	8,624
Separate account liabilities	681,218	647,184

Total liabilities	2,424,535	2,510,769

Commitments and contingencies - Note 18

STOCKHOLDER'S EQUITY

Common stock, $350 par value - 6,001 shares authorized;
6,001 shares issued and outstanding	2,100	2,100
Additional paid-in capital	239,963	239,963
Accumulated other comprehensive (loss) income	(488)	14,483
Retained earnings	50,428	44,987

Total stockholder's equity	292,003	301,533

Total liabilities and stockholder's equity	$2,716,538	$2,812,302

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

For the years ended December 31,
	2005	2004	2003

Net income	$5,441	$13,644	$6,654
Other comprehensive income
Net unrealized holding (losses) gains on available-for-sale
securities, net of tax and policyholder amounts	(10,760)	1,383	13,621
Reclassification adjustments of realized investment (gains)
into net income, net of tax	(4,211)	(11,646)	(14,191)
Other comprehensive (loss)	(14,971)	(10,263)	(570)

Comprehensive (loss) income	$(9,530)	$3,381	$6,084

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATEMENTS OF STOCKHOLDER'S EQUITY

(in thousands)

For the years ended December 31,

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive (Loss) Income	Retained Earnings	Total Stockholder's Equity

Balance at December 31, 2002	$2,100	$239,963	$25,316	$24,689	$292,068

Net income	-	-	-	6,654	6,654
Other comprehensive loss	-	-	(570)	-	(570)

Balance at December 31, 2003	2,100	239,963	24,746	31,343	298,152

Net income	-	-	-	13,644	13,644
Other comprehensive loss	-	-	(10,263)	-	(10,263)

Balance at December 31, 2004	2,100	239,963	14,483	44,987	301,533

Net income	-	-	-	5,441	5,441
Other comprehensive loss	-	-	(14,971)	-	(14,971)

Balance at December 31, 2005	$2,100	$239,963	$(488)	$50,428	$292,003

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATEMENTS OF CASH FLOWS

(in thousands)

For the years ended December 31,
	2005	2004	2003
Cash Flows From Operating Activities
Net income	$5,441	$13,644	$6,654
Adjustments to reconcile net income to net cash provided by
(used in) operating activities:
Amortization of discount and premiums	7,224	11,239	13,252
Amortization of deferred policy acquisition costs	9,491	5,763	7,390
Net realized investment losses (gains)	4,086	(9,301)	(10,647)
Interest credited to contractholder deposit funds	69,641	78,220	78,432
Deferred federal income taxes	(947)	7,185	4,971
Cumulative effect of change in accounting principle, net
of tax	-	874	-
Changes in assets and liabilities:
Deferred policy acquisition costs	(9,646)	(15,086)	(28,231)
Accrued investment income	844	826	(2,720)
Other, net	29,604	6,549	(34,752)
Future contract and policy benefits	736	132	8,250

Net cash provided by operating activities	116,474	100,045	42,599

Cash Flows From Investing Activities
Sales, maturities and repayments of:
Available-for-sale fixed maturities	673,665	1,531,260	905,423
Equity securities	-	766	-
Mortgage loans	7,584	19,960	4,285
Purchases of:
Available-for-sale fixed maturities	(568,813)	(1,596,830)	(1,158,294)
Equity securities	-	(623)	-
Mortgage loans	(15,445)	(48,624)	(61,360)
Net change in payable/receivable of investments purchased
and sold	-	(4,507)	(47,170)
Net change in policy loans	(35)	121	(4)
Net change in short-term investments	-	-	6,390

Net cash provided by (used in) investing activities	96,956	(98,477)	(350,730)

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATEMENTS OF CASH FLOWS (Continued)

(in thousands)

For the years ended December 31,
	2005	2004	2003

Cash Flows From Financing Activities
Deposits to contractholder deposit funds	$53,495	$147,241	$363,764
Withdrawals from contractholder deposit funds	(255,647)	(171,504)	(152,886)
Other, net	-	1,621	(10,375)

Net cash (used in) provided by financing activities	(202,152)	(22,642)	200,503

Increase in cash and cash equivalents	11,278	(21,074)	(107,628)

Cash and cash equivalents, beginning of year	43,262	64,336	171,964

Cash and cash equivalents, end of year	$54,540	$43,262	$64,336

Supplemental Information
Income taxes refunded	$274	$525	$2,889

The accompanying notes are an integral part of the financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

On December 31, 2002, Sun Life Insurance and Annuity Company of New York ("Sun NY Predecessor"), which was a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) ("Sun Life U.S."), and Keyport Benefit Life Insurance Company ("KBL"), which was a wholly-owned subsidiary of Keyport Life Insurance Company ("Keyport"), an affiliate, merged, with Sun NY Predecessor as the surviving company ("the Company"), and the Company issued 4,001 additional shares of common stock to Keyport in exchange for the assets and liabilities of KBL. As a result of the additional common stock issuance, the Company became a subsidiary of both Keyport and Sun Life U.S., with Keyport owning 67% of the common stock of the Company. The merger had no effect on the existing rights and benefits of policyholders or contract holders of either company.

The merger was accounted for under Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations." Under SFAS No. 141, transfers of net assets and exchanges of shares between entities under common control are recorded at their carrying amounts at the date of transfer. The financial statements of prior periods have been restated to give effect to the merger as of November 1, 2001, the date on which the predecessor companies came under common control.

On December 31, 2003, Keyport was merged with and into Sun Life U.S. with Sun Life U.S as the surviving company. Consequently, the Company is now a wholly-owned subsidiary of Sun Life U.S.

The Company is engaged in the sale of fixed and variable annuity contracts, individual life and group life insurance, stop loss and group disability insurance. These contracts are sold by insurance agents, some of whom are registered representatives of national and regional stock brokerage firms, and brokers. The Company is licensed and authorized to write all the business that was previously written by KBL and Sun NY Predecessor.

The Company is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. ("SLC - U.S. Ops Holdings") and is an indirect wholly-owned subsidiary of Sun Life Financial Inc. ("SLF"), a reporting company under the Securities Exchange Act of 1934. SLF and its subsidiaries are collectively referred to herein as "Sun Life Financial."

As of December 31, 2004, SLC - U.S. Ops Holdings, was a direct wholly-owned subsidiary of Sun Life Assurance Company of Canada ("SLOC"), 150 King Street West, Toronto, Ontario, Canada. SLOC is a life insurance company incorporated in 1865. As of December 31, 2005, SLOC transacted business directly or through its subsidiaries and joint ventures in all of the Canadian provinces and territories, all of the United States, the District of Columbia, Puerto Rico, the Virgin Islands, Great Britain, Ireland, Hong Kong, Bermuda, Barbados, Philippines, Indonesia, China and India. SLOC is a direct wholly-owned subsidiary of SLF.

On January 4, 2005, a reorganization was completed under which most of SLOC's asset management businesses in Canada and the United States were transferred to Sun Life Financial Corp., a newly incorporated wholly-owned subsidiary of SLF. After this reorganization, the operations remaining in SLOC consist primarily of Sun Life Financial's life, health and annuities businesses in Canada, most of its life and health businesses in the United States, and all of its operations in the United Kingdom and Asia. SLOC continues to be a direct wholly-owned subsidiary of SLF. The Company is now an indirect subsidiary of Sun Life Financial Corp., and continues to be an indirect subsidiary of SLF.

Basis of Presentation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stock life insurance companies.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The most significant estimates are those used in determining fair value of financial instruments, goodwill, deferred policy acquisition costs ("DAC"), the liabilities for future policyholder benefits and other-than-temporary impairments of investments.

Financial Instruments

In the normal course of business, the Company may enter into transactions involving various types of financial instruments, including cash and cash equivalents, fixed maturity securities, mortgage loans, equity securities, debt, loan commitments and financial guarantees. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

Cash and Cash Equivalents

Cash and cash equivalents include cash, commercial paper, money market investments, and short term bank participations. All such investments have been purchased with maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

Investments

The Company accounts for its investments in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." At the time of purchase, fixed maturity securities are classified based on intent, as either held-to-maturity or available-for-sale. In order for the securities to be classified as held-to-maturity, the Company must have positive intent and ability to hold the securities to maturity. Securities held-to-maturity are stated at cost, adjusted for amortization of premiums and accretion of discounts. Securities that do not meet this criteria are classified as available-for-sale. Available-for-sale securities are carried at estimated fair value with changes in unrealized gains or losses reported as a separate component of other comprehensive income. Fair values for publicly traded securities are obtained from external market quotations. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities, repayment and liquidity characteristics. The Company does not engage in trading activities. All of the Company's fixed maturity securities are classified as available-for-sale. Included with available-for-sale fixed maturities are mortgage backed securities in To Be Announced ("TBA") form. The Company records these purchases on trade date and the corresponding payable is recorded as an outstanding liability in the payable for investments purchased until the settlement date of the transaction. All security transactions are recorded on a trade-date basis.

The Company's accounting policy for impairment requires recognition of an other-than-temporary impairment charge on a security if it is determined that the Company will be unable to recover all amounts due under the contractual obligations of the security. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired security for additional impairment, if necessary.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Investments (continued)

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized values, net of provisions for estimated losses. Loans include commercial first mortgage loans and are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 75% of each property's value at the time that the original loan is made.

A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. Measurement of impairment is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price. A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount. Loans are also charged against the allowance when determined to be uncollectible. The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay. While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

Policy loans are carried at the amount of the outstanding principal balance. The loans are collateralized by the respective insurance policy and do not exceed the excess of the net cash surrender value of the policy.

Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the average cost method. When an impairment of a specific investment is determined to be other-than-temporary, inclusive of changes in the provision for estimated losses on mortgage loans, a realized investment loss is recorded.

Income on investments is recorded on the accrual basis. Investments are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful. When an investment is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such investments only when the investments have performed on a sustained basis for a reasonable period of time, and when, in the judgment of management, the investments are estimated to be fully collectible as to both principal and interest.

Deferred Policy Acquisition Costs

Acquisition costs consist of commissions, underwriting and other costs that vary with and are primarily related to the production of new business. Acquisition costs related to investment-type contracts, primarily deferred annuity and guaranteed investment contracts, are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges, interest credited, policyholder benefits and direct variable administrative expenses. This amortization is reviewed periodically and adjusted retrospectively when the Company revises the actual profits and its estimate of future gross profits to be realized from investment-type contracts, including realized and unrealized gains and losses from investments.

Although realization of DAC is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of DAC considered realizable, however, could be reduced in the near term if the estimates of gross profits discussed above are reduced.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Deferred Policy Acquisition Costs (continued)

DAC is also adjusted for amounts relating to the recognition of unrealized investment gains and losses. This adjustment, net of tax, is included with the change in net unrealized investment gains or losses that is credited or charged directly to accumulated other comprehensive income. DAC was increased (decreased) by $0.8 million and $(12.5) million at December 31, 2005 and 2004, respectively, relating to this adjustment.

Other Assets

Property, equipment, and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the lease or the estimated useful life of the improvements.

Policy liabilities and accruals

Contractholder deposit funds consist of policy values that accrue to the holders of investment-related products, such as deferred annuities and guaranteed investment contracts. The liabilities consist of net deposits and interest credited less administrative charges. The liability is before the deduction of any applicable surrender charges.

Future contract and policy benefits are liabilities for traditional life, disability, stop loss and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance, annuity, stop loss and disability insurance products are computed using the net level premium method based on assumptions about future investment yields, mortality, morbidity and persistency. The assumptions used are based upon the Company's experience and industry standards.

Other policy liabilities include liabilities for policy and contract claims. These amounts consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amount reported is based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such refinements are made.

Guaranteed minimum accumulation benefits or withdrawal benefits are considered to be derivatives under Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities," and are recorded at fair value through earnings. The fair value of the embedded derivatives is calculated stochastically using risk neutral scenarios over a 50 year projection. Policyholder assumptions are based on experience studies.

Revenue and Expenses

Premiums for traditional individual life and annuity products are considered earned revenue when due. Premiums related to group disability insurance and stop loss are recognized as earned revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from investment-related products includes charges for cost of insurance (mortality), initiation and administration of the policy, and surrender charges. Revenue is recognized when the charges are assessed, except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Revenue and Expenses (continued)

Benefits and expenses related to traditional life, annuity and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and to spread income recognition over the expected life of the policy. For universal life-type and investment-type contracts, expenses include interest credited to policyholders' accounts and death benefits in excess of account values, which are recognized as incurred.

Operating Expenses

Operating expenses primarily represent allocated compensation and general and administrative expenses. Management believes intercompany expenses are calculated on a reasonable basis, however, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a stand-alone basis.

Income Taxes

For 2005, the Company will file a stand-alone federal income tax return, as it did for 2004 and 2003. For periods prior to 2003, the Company participated in a consolidated tax return with certain affiliates; however, federal income taxes were calculated as if the Company was filing a separate federal income tax return. Taxes are computed under SFAS No. 109, "Accounting for Income Taxes." Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by SFAS No. 109. These differences result primarily from policy reserves, policy acquisition expenses and unrealized gains or losses on investments.

Separate Accounts

The Company has established separate accounts applicable to various classes of contracts providing for variable benefits and they are generally not subject to liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Contracts for which funds are invested in separate accounts include variable life insurance and individual qualified and non-qualified variable annuity contracts. Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings, less fees, held primarily for the benefit of contractholders, are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market value and the investment risk of such securities is retained by the policyholder. The activity of the separate accounts is not reflected in the financial statements except for: (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (2) the activity related to the guaranteed minimum death benefit ('GMDB'), guaranteed minimum accumulation benefit ('GMAB') and guaranteed minimum withdrawal benefit ('GMWB') as reflected in the Company's financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

New Accounting Pronouncements

In November of 2005, the Financial Accounting Standards Board (the "FASB") issued FASB Staff Position 115-1 and 124-1 ("FSP FAS 115-1 and FAS 124-1") "The Meaning of Other-Than-Temporary Impairments and its Application to Certain Investments." This FSP is effective for reporting periods beginning after December 15, 2005. FSP FAS 115-1 and FAS 124-1 addresses the determination as to when an investment is considered impaired, whether that impairment is other than temporary, and the measurement of the impairment loss. The statement also includes accounting guidance for periods subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. Adoption of this FSP will not impact the methodology used by the Company to determine and measure impaired investments. See disclosure in Note 4.

In September of 2005, the American Institute of Certified Public Accountants (the "AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts." This SOP provides guidance on accounting by insurance companies for DAC on internal replacements other than those specifically described in FASB Statement No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is in the process of evaluating the provisions of the proposed SOP and its impact on the Company's financial position and results of operations.

In May of 2005, the FASB issued FASB Statement No. 154 "Accounting Changes and Error Corrections - a replacement of APB Opinion No. 20 and FASB Statement No. 3." This statement is effective for fiscal years beginning after December 15, 2005. This statement changes the requirements for the accounting and reporting of a change in accounting principle and applies to all voluntary changes in accounting principle. The statement eliminates the requirement in Accounting Principles Board Opinion No. 20 to include the cumulative effect of a change in accounting in the income statement in the period of change and requires retrospective applications to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the specific period effects or the cumulative effect of the change. This statement applies to changes required by new accounting pronouncements only when the pronouncement does not include specific transition guidance. The Company will adopt this statement as required in 2006 and report any changes in accounting principle to be implemented in accordance with the requirements of this pronouncement.

Other Accounting Pronouncements

On January 1, 2004, the Company adopted the American Institute of Certified Public Accountants' (the "AICPA") Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). The major provisions of SOP 03-1 that affect the Company require:

●	Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts;
●	Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC; and
●	Reporting and measuring the Company's interest in its separate accounts as investments.

See Footnote 12 for additional information regarding the impact of adoption.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Other Accounting Pronouncements (continued)

Effective December 31, 2003, the Company adopted the disclosure requirements of Emerging Issues Task Force ("EITF") Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." As a result, disclosures are required for unrealized losses on fixed maturity and equity securities accounted for under SFAS No. 115, "Accounting for Certain Investment in Debt and Equity Securities," that are classified as either available-for-sale or held-to-maturity.

The disclosure requirements include quantitative information regarding the aggregate amount of unrealized losses and the associated fair value of the investments in an unrealized loss position, segregated into time periods for which the investments have been in an unrealized loss position. EITF No. 03-1 also requires certain qualitative disclosures about holdings with unrealized losses in order to provide additional information that the Company considered in concluding that the unrealized losses were not other-than-temporary. For further discussion, see disclosures in Note 4.

2. GOODWILL

Goodwill represents the difference between the purchase price paid and the fair value of the net assets acquired in connection with the Company's acquisition of KBL on December 31, 2002. In accordance with SFAS No. 142, "Goodwill and Other Intangible Assets," goodwill and indefinite-lived assets are tested for impairment on an annual basis. The Company completed the required impairment tests during the second quarter of 2005 and concluded that these assets are not impaired.

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

The Company has agreements with Sun Life U.S. and certain affiliates, under which the Company receives, as requested, certain investment and administrative services on a cost reimbursement basis. Expenses under these agreements amounted to approximately $16.0 million, $11.5 million and $11.1 million for the years ended December 31, 2005, 2004 and 2003, respectively.

The Company had $17.9 million and $8.3 million due to related parties at December 31, 2005 and 2004, respectively, and $0.6 million and $5.3 million due from related parties at December 31, 2005 and 2004, respectively.

During 2005, 2004 and 2003, the Company paid $1.0 million, $1.0 million and $0.1 million, respectively, in commission fees to an affiliate, Sun Life Financial Distributors, Inc.

During 2005, 2004 and 2003, the Company paid $2.8 million, $2.5 million and $3.1 million, respectively, in commission fees to Independent Financial Marketing Group, Inc., an affiliate.

The Company paid $1.5 million and $1.4 million for the years ended December 31, 2005 and 2004, respectively, in investment advisory fees to Sun Capital Advisers LLC, a registered investment adviser and affiliate, on a cost-reimbursement basis.

As more fully described in Note 8, the Company has been involved in several reinsurance transactions with SLOC.

As more fully described in Note 9, the Company participates in a pension plan and other post-retirement benefits plan sponsored by Sun Life U.S.

Management believes intercompany revenues and expenses are calculated on a reasonable basis; however, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a stand-alone basis.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

4. INVESTMENTS

Fixed Maturities

The amortized cost and fair value of the Company's fixed maturities were as follows (in 000's):
	December 31, 2005
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	(Losses)	Fair Value
Available-for-sale fixed maturities:
Non-Corporate Securities
Asset backed and mortgage backed securities	$261,006	$1,114	$(2,015)	$260,105
Foreign government and agency securities	6,192	296	(3)	6,485
U.S. treasury and agency securities	55,874	24	(572)	55,326
Total Non-Corporate Securities	323,072	1,434	(2,590)	321,916
Corporate Securities
Basic industry	9,627	226	(129)	9,724
Capital goods	85,693	1,317	(494)	86,516
Communications	144,968	2,416	(3,434)	143,950
Consumer cyclical	175,601	1,549	(8,369)	168,781
Consumer noncyclical	40,352	942	(555)	40,739
Energy	60,174	1,756	(260)	61,670
Finance	615,594	4,611	(2,720)	617,485
Technology	9,380	31	(297)	9,114
Transportation	46,021	664	(691)	45,994
Utilities	143,378	3,876	(1,317)	145,937
Other	30,790	452	(204)	31,038
Total Corporate Securities	1,361,578	17,840	(18,470)	1,360,948
Total available-for-sale fixed maturities	$1,684,650	$19,274	$(21,060)	$1,682,864

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (continued)
	December 31, 2004
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	(Losses)	Fair Value
Available-for-sale fixed maturities:
Non-Corporate Securities
Asset backed and mortgage backed securities	$279,949	$3,589	$(1,646)	$281,892
Foreign government and agency securities	6,682	608	-	7,290
U.S. treasury and agency securities	74,747	333	(190)	74,890
Total Non-Corporate Securities	361,378	4,530	(1,836)	364,072
Corporate Securities
Basic industry	12,369	702	-	13,071
Capital goods	93,749	2,657	(209)	96,197
Communications	165,978	4,707	(1,005)	169,680
Consumer cyclical	192,745	4,895	(558)	197,082
Consumer noncyclical	50,500	2,251	(54)	52,697
Energy	63,571	3,380	(106)	66,845
Finance	557,305	9,099	(1,451)	564,953
Technology	12,393	508	(153)	12,748
Transportation	61,654	1,365	(1,214)	61,805
Utilities	187,949	7,293	(443)	194,799
Other	51,173	1,220	(323)	52,070
Total Corporate Securities	1,449,386	38,077	(5,516)	1,481,947
Total available-for-sale fixed maturities	$1,810,764	$42,607	$(7,352)	$1,846,019

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (Continued)

The amortized cost and estimated fair value by maturity periods for fixed maturities are shown below (in 000's). Actual maturities may differ from contractual maturities on asset-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
	December 31, 2005
	Amortized Cost	Fair Value
Maturities of available-for-sale fixed securities:
Due in one year or less	$168,210	167,256
Due after one year through five years	551,651	548,299
Due after five years through ten years	414,399	415,817
Due after ten years	289,384	291,387
Subtotal	1,423,644	1,422,759
Asset-backed securities	261,006	260,105
Total	$1,684,650	1,682,864

Gross gains of $4.6 million, $17.5 million and $14.0 million, and gross losses of $3.2 million, $7.5 million and $2.6 million were realized on the voluntary sale of fixed maturities for the years ended December 31, 2005, 2004 and 2003, respectively.

Fixed maturities with an amortized cost of approximately $0.4 million at December 31, 2005 and 2004 were on deposit with governmental authorities as required by law.

As of December 31, 2005, 94.0% of the Company's fixed maturities were investment grade. Investment grade securities are those that are rated "BBB" or better by nationally recognized investment rating organizations. In 2004 and 2003, $0.1 million and $0.3 million, respectively, of the prior years' impairment losses were recovered through disposition and are included in realized gains. In 2005, no prior years' losses were recovered through disposition.

The Company has discontinued the accrual of income on several of its holdings for issuers that are in default. The termination of accrual accounting on these holdings reduced previously accrued income by $0.3 million, $38,000 and $0.2 million, for the years ended December 31, 2005, 2004 and 2003, respectively. The fair market value of these investments was $4.2 million, $0.2 million and $1.2 million for the years ended December 31, 2005, 2004 and 2003, respectively.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (Continued)

The gross unrealized losses and fair value of investments, which have been deemed to be temporarily impaired, aggregated by investment category, number of securities and length of time that securities have been in an unrealized loss position at December 31, 2005 is as follows:
	Less than 12 months		12 months or more				Total
	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses
Non-Corporate Securities
Asset backed and mortgage backed securities	52	$ 98,302	$ (1,367)	13	$ 28,545	$ (648)	65	$ 126,847	$ (2,015)
Foreign government and agency securities	1	1,002	(3)	-	-	-	1	1,002	(3)
U.S. treasury and agency securities	3	8,933	(52)	3	43,380	(520)	6	52,313	(572)
Total Non-Corporate Securities	56	108,237	(1,422)	16	71,925	(1,168)	72	180,162	(2,590)
Corporate Securities
Basic industry	4	3,353	(111)	1	1,032	(17)	5	4,385	(128)
Capital goods	3	11,914	(289)	3	9,281	(205)	6	21,195	(494)
Communications	16	43,415	(917)	11	27,081	(2,517)	27	70,496	(3,434)
Consumer cyclical	30	71,494	(3,685)	10	44,759	(4,684)	40	116,253	(8,369)
Consumer noncyclical	10	18,724	(555)	-	-	-	10	18,724	(555)
Energy	3	5,663	(108)	4	4,626	(152)	7	10,289	(260)
Finance	40	142,166	(1,346)	13	34,197	(1,374)	53	176,363	(2,720)
Technology	-	-	-	1	6,703	(297)	1	6,703	(297)
Transportation	3	5,596	(108)	3	6,052	(584)	6	11,648	(692)
Utilities	17	48,024	(837)	3	9,902	(480)	20	57,926	(1,317)
Other	-	-	-	2	7,033	(204)	2	7,033	(204)
Total Corporate Securities	126	350,349	(7,956)	51	150,666	(10,514)	177	501,015	(18,470)
Total fixed maturities available-for-sale	182	$ 458,586	$ (9,378)	67	$ 222,591	$ (11,682)	249	$ 681,177	$ (21,060)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (Continued)

The gross unrealized losses and fair value of investments, which have been deemed to be temporarily impaired, aggregated by investment category, number of securities and length of time that securities have been in an unrealized loss position at December 31, 2004 is as follows:
Less than 12 months				12 months or more			Total
	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses
Non-Corporate Securities
Asset backed and mortgage backed securities	26	$ 86,923	$ (521)	4	$ 5,269	$ (1,125)	30	$ 92,192	$ (1,646)
U.S. treasury and agency securities	8	66,621	(190)	-	-	-	8	66,621	(190)
Total Non-Corporate Securities	34	153,544	(711)	4	5,269	(1,125)	38	158,813	(1,836)
Corporate Securities
Basic industry	1	1,075	(1)	-	-	-	1	1,075	(1)
Capital goods	5	22,048	(155)	2	2,518	(54)	7	24,566	(209)
Communications	11	31,065	(713)	3	7,086	(292)	14	38,151	(1,005)
Consumer cyclical	11	48,527	(558)	-	-	-	11	48,527	(558)
Consumer noncyclical	3	4,015	(54)	-	-	-	3	4,015	(54)
Energy	2	1,932	(29)	1	1,668	(77)	3	3,600	(106)
Finance	32	164,847	(1,005)	8	13,728	(446)	40	178,575	(1,451)
Technology	1	6,847	(152)	-	-	-	1	6,847	(152)
Transportation	2	10,265	(59)	16	8,407	(1,155)	18	18,672	(1,214)
Utilities	7	28,840	(319)	3	3,910	(124)	10	32,750	(443)
Other	2	5,585	(140)	1	9,304	(183)	3	14,889	(323)
Total Corporate Securities	77	325,046	(3,185)	34	46,621	(2,331)	111	371,667	(5,516)
Total fixed maturities available-for-sale	111	$ 478,590	$ (3,896)	38	$ 51,890	$ (3,456)	149	$ 530,480	$ (7,352)

The Company has a comprehensive process in place to identify potential problem securities that could have an impairment that is other-than-temporary. At the end of each quarter, all securities with an unrealized loss are reviewed. An analysis is undertaken to determine whether this decline in market value is other-than-temporary. The Company's process focuses on issuer operating performance and overall industry and market conditions. Any deterioration in operating performance is assessed relative to the impact on issuer financial ratios, including leverage and coverage measures specific to an industry and relative to any investment covenants. Additionally, the Company's analysis assesses each issuer's ability to service its debts in a timely fashion, the length of time the security has been in an unrealized loss position, rating agency actions, and any other key developments. The Company has a Credit Committee that includes members from its investment, finance and actuarial functions. The Credit Committee meets and reviews the results of the Company's impairment analysis on a quarterly basis.

Mortgage loans

The Company invests in commercial first mortgage loans throughout the United States. Investments are diversified by property type and geographic area.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (Continued)

Mortgage loans

Mortgage loans are collateralized by the related properties and generally are no more than 75% of each property's value at the time that the original loan is made.

The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, appropriate allowances for losses have been made. In those cases where, in management's judgment, the mortgage loan's value has been impaired, appropriate losses are recorded. The Company had no restructured mortgage loans at December 31, 2005 and 2004, respectively.

Mortgage loans comprised the following property types and geographic regions (in 000's):

	December 31,
Property Type:	2005	2004
Office building	$51,396	$44,882
Residential	1,514	1,552
Retail	56,359	55,231
Industrial/warehouse	29,501	29,016
Other	5,888	6,116
Valuation allowance	(236)	(236)

Total	$144,422	$136,561

	December 31,
Geographic region:	2005	2004
Arizona	$6,854	$7,082
California	11,204	10,525
Colorado	5,914	6,047
Delaware	11,612	11,925
Florida	20,112	21,480
Georgia	5,919	6,134
Illinois	2,052	814
Indiana	6,434	6,727
Maryland	10,680	4,823
Michigan	377	426
Minnesota	4,876	2,760
Missouri	2,268	2,335
Nevada	1,212	1,243
New Jersey	2,636	2,720
New York	7,296	7,382
North Carolina	3,486	2,383
Ohio	11,486	12,500
Pennsylvania	14,314	14,957
Texas	8,206	6,414
Utah	2,678	2,851
Virginia	3,898	4,056
Other	1,144	1,213
Valuation allowance	(236)	(236)

Total	$144,422	$136,561

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

4. INVESTMENTS (Continued)

At December 31, 2005, scheduled mortgage loan maturities were as follows (in 000's):

2006	$-
2007	9,209
2008	4,951
2009	328
2010	1,836
Thereafter	128,098
Total	$144,422

Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations, with or without prepayment penalties, and loans may be refinanced.

The Company has made commitments of mortgage loans on real estate and other loans into the future. The outstanding commitments for these mortgages amounted to $2.5 million and $2.6 million at December 31, 2005 and 2004, respectively.

5. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment (losses) gains consisted of the following for the years ended December 31 (in 000's):

	2005	2004	2003

Fixed maturities	$1,462	$9,916	$11,421
Mortgage loans	-	(155)	-
Short-term investments	(2)	143	1
Other than temporary declines	(5,546)	(689)	(1,122)
Sales of impaired assets	-	86	347
Total	$(4,086)	$9,301	$10,647

6. NET INVESTMENT INCOME

Net investment income consisted of the following for the years ended December 31 (in 000's):

	2005	2004	2003

Fixed maturities	$87,428	$86,999	$82,165
Mortgage loans	8,500	7,982	4,693
Other (including fair value changes of embedded derivatives)	(211)	295	38
Gross investment income	95,717	95,276	86,896
Less: Investment expenses	1,453	1,406	1,594
Net investment income	$94,264	$93,870	$85,302

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

7. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31 (in 000's):

	2005		2004
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets:
Cash and cash equivalents	$ 54,540	$ 54,540	$ 43,262	$ 43,262
Fixed maturities	1,682,864	1,682,864	1,846,019	1,846,019
Mortgages	144,422	149,065	136,561	142,819
Policy loans	188	188	153	153
Separate account assets	681,218	681,218	647,184	647,184

Financial liabilities:
Contractholder deposit funds	1,642,039	1,584,941	1,774,281	1,701,333
Separate account liabilities	681,218	681,218	647,184	647,184

Interest receivable on the above financial instruments is stated at carrying value which approximates fair value.

The fair values of cash and cash equivalents are estimated to be cost plus accrued interest. The fair values of short-term bonds are estimated to be amortized cost. The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturity, repayment and liquidity characteristics. The fair values of mortgage loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. Policy loans are stated at unpaid principal balances, which approximate fair value. The estimated fair value of assets held in separate accounts is based on quoted market prices.

The fair values of the Company's contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value. The fair value of liabilities related to separate accounts is the amount payable on demand, which excludes surrender charges.

GMABs or GMWBs are considered to be derivatives under Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities," and are included in contractholder deposit funds. The fair value of the embedded derivatives is calculated stochastically using risk neutral scenarios over a 50 year projection. Policyholder assumptions are based on experience studies.

8. REINSURANCE

The Company had an agreement with SLOC whereby SLOC reinsured the mortality risks of the Company's group life insurance contracts. Under this agreement, certain death benefits were reinsured on a yearly renewable term basis. The agreement provided that SLOC would reinsure the mortality risks in excess of $50,000 per claim for group life contracts ceded by the Company. The treaty was commuted effective December 31, 2004.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

8. REINSURANCE (continued)

The Company had an agreement with SLOC whereby SLOC reinsured morbidity risks of a block of the Company's group long-term disability contracts. The treaty was commuted effective December 31, 2004.

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the mortality risks of the Company's group life contracts. Under this agreement, certain group life mortality benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure amounts above $700,000 per claim for group life contracts ceded by the Company.

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the Company's group long-term disability contracts. Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure amounts above $4,000 per claim per month for long-term disability contracts ceded by the Company.

The Company has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the Company's group stop loss contracts. Under this agreement, certain stop loss benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure specific claims for amounts above $1,000,000 per claim for medical stop loss contracts ceded by the Company.

The effects of reinsurance were as follows (in 000's):

	For the Years Ended December 31,
	2005	2004	2003

Insurance premiums:
Direct	$34,863	$37,251	$33,418
Ceded - Affiliated	-	-	3,468
Ceded - Non-affiliated	2,616	2,245	1,493
Net Premiums	$32,247	$35,006	$28,457

Insurance and other individual policy benefits and claims
Direct	$27,388	$29,412	$31,276
Ceded - Affiliated	-	1,493	3,775
Ceded - Non-affiliated	1,725	1,297	850
Net policy benefits and claims	$25,663	$26,622	$26,651

The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely. However, to limit the possibility of such losses, the Company periodically evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

9. RETIREMENT PLANS

Pension Plan

The Company participates in a non-contributory defined benefit pension plan ("the Pension Plan") that is sponsored by Sun Life U.S., which is directly liable for the related obligations. Benefits under the plan are based on years of service and employees' average compensation. The Company is allocated a portion of the pension plan expenses. The allocated expenses were $211,000, $25,000 and $41,000 for the years ended December 31, 2005, 2004 and 2003, respectively. Included in the 2005 allocation is a curtailment charge of $205,000 related to changes in the pension plan.

401(k) Savings Plan

The Company has a savings plan that qualifies under Section 401(k) of the Internal Revenue Code ("the 401(k) Plan") sponsored by Sun Life U.S. for which substantially all employees of at least age 21 are eligible to participate at date of hire. Employer contributions are matched up to a specified amount of the employee's contributions to the 401(k) Plan. The Company's portion of this employer contribution was $16,000, $19,000 and $23,000 for the years ended December 31, 2005, 2004 and 2003, respectively.

Other Post-Retirement Benefit Plans

The Company participates in a plan sponsored by Sun Life U.S. that provides certain health, dental and life insurance benefits ("post-retirement benefits") for retired employees and dependents. Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount. The Company is allocated a portion of these post-retirement benefit plans expenses. The allocated expenses were $8,000, $13,000 and $4,000 for the years ended December 31, 2005, 2004 and 2003, respectively.

10. FEDERAL INCOME TAXES

For 2005, the Company will file a stand-alone federal income tax return, as it did for 2004 and 2003. For periods prior to 2003, the Company participated in a consolidated tax return with certain affiliates; however, federal income taxes were calculated as if the Company was filing a separate federal income tax return. A summary of the components of federal income tax expense (benefit) in the statements of operations for the years ended December 31, is as follows (in 000's):

	2005	2004	2003
Federal income tax expense (benefit):
Current	$3,225	$124	$(1,996)
Deferred	(947)	7,105	5,145

Total	$2,278	$7,229	$3,149

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

10. FEDERAL INCOME TAXES (continued)

Federal income taxes attributable to operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%. The Company's effective rate differed from the federal income tax rate as follows (in 000's):

	2005	2004	2003

Expected federal income tax expense	$2,702	$7,640	$3,431
Prior year settlements	(424)	(411)	(282)

Federal income tax expense	$2,278	$7,229	$3,149

Net deferred income tax assets (liabilities) represent the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company's deferred tax assets and liabilities as of December 31 were as follows (in 000's):

	2005	2004

Deferred tax assets:
Actuarial liabilities	$24,480	$24,794
Net operating loss	-	1,357

Total deferred tax assets	24,480	26,151

Deferred tax liabilities:
Investments, net	1,138	(13,705)
Deferred policy acquisition costs	(18,669)	(13,488)
Other	(2,676)	(3,907)

Total deferred tax liabilities	(20,207)	(31,100)

Net deferred tax assets (liabilities)	$4,273	$(4,949)

The Company received income tax refunds of approximately $0.3 million for the year ended December 31, 2005; had no net income tax payments for the year 2004; and, received income tax refunds of approximately $2.0 million for 2003. At December 31, 2005, the Company had no operating loss carryforwards remaining.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are made in the financial statements in anticipation of the results of these audits. The Company is currently under audit by the IRS for the years 2001 through 2002. In the Company's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on the Company's financial statements. However, the amounts of these tax liabilities could be revised in the future if estimates of the Company's ultimate liability are revised.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

11. LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses related to the Company's stop loss, group life and group disability products is summarized below (in 000's):

	2005	2004

Balance at January 1	$32,571	$31,337
Less reinsurance recoverable	(6,381)	(9,146)
Net balance at January 1	26,190	22,191
Incurred related to:
Current year	23,881	20,889
Prior years	(3,143)	910
Total incurred	20,738	21,799
Paid losses related to:
Current year	(13,860)	(12,009)
Prior years	(5,813)	(5,791)
Total paid	(19,673)	(17,800)

Balance at December 31	33,141	32,571
Less reinsurance recoverable	(5,886)	(6,381)
Net balance at December 31	$27,255	$26,190

The incurred losses and loss adjustment expenses relating to insured events in prior years changed as a result of reassessment of the estimates of the settlement costs on certain claims outstanding due to factors that emerged in the current year.

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its group disability line of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

12. LIABILITIES FOR CONTRACT GUARANTEES

On January 1, 2004, the Company adopted the American Institute of Certified Public Accountants' SOP 03-1. The major provisions of SOP 03-1 that affect the Company require:

●	Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts.
●	Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC.

Upon adoption of SOP 03-1 in 2004, the cumulative effect, reported after tax and net of related effects on DAC, decreased net income and stockholder's equity by $0.9 million. The reduction in net income was comprised of an increase in benefit reserves (primarily for variable annuity contracts) of $0.9 million, pre-tax, and a decrease in DAC of $0.5 million, pre-tax.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

12. LIABILITIES FOR CONTRACT GUARANTEES (continued)

The Company offers various guarantees to certain policyholders including a return of no less than (a) total deposits made on the contract less any customer withdrawals, (b) total deposits made on the contract less any customer withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death, upon annuitization, or at specified dates during the accumulation period of an annuity.

The table below represents information regarding the Company's variable annuity contracts with guarantees at December 31, 2005 (in 000's):

Benefit Type	Account balance	Net Amount at Risk (a)	Average Attained Age
Minimum Death	$824,936	$52,188	63.6
Minimum Accumulation or Withdrawal	$111,592	$22	58.7

(a) Net amount at risk represents the difference between guaranteed benefit and account balance.

The table below represents information regarding the Company's variable annuity contracts with guarantees at December 31, 2004 (in 000's):

Benefit Type	Account balance	Net Amount at Risk (a)	Average Attained Age
Minimum Death	$808,750	$66,329	63.7
Minimum Accumulation or Withdrawal	$45,229	$-	58.3

(a) Net amount at risk represents the difference between guaranteed benefit and account balance.

The following summarizes the reserve for the GMDB at December 31 (in 000's):

	2005	2004
Balance at January 1	$533	921
Benefit Ratio Change / Assumption Changes	520	-
Incurred guaranteed benefits	499	345
Paid guaranteed benefits	(910)	(761)
Interest	39	28

Balance at December 31	$681	533

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

12. LIABILITIES FOR CONTRACT GUARANTEES (continued)

Since there have been no products issued by the Company that contain a guaranteed minimum income benefit ("GMIB"), there is no requirement for a GMIB reserve as of December 31, 2005 and December 31, 2004.

The liability for death benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest and less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The benefit ratio may be in excess of 100%. For guarantees in the event of death, benefits represent the current guaranteed minimum death payments in excess of the current account balance. For guarantees at annuitization, benefits represent the present value of the minimum guaranteed annuity benefits in excess of the current account balance.

Projected benefits and assessments used in determining the liability for guarantees are developed using models and stochastic scenarios that are also used in the development of estimated future gross profits. Underlying assumptions for the liability related to benefits include assumed future annuitization elections based upon factors such as eligibility conditions and the annuitant's attained age.

The liability for guarantees is re-evaluated regularly, and adjustments are made to the liability balance through a charge or credit to policyowner benefits.

GMABs or GMWBs are considered to be derivatives under Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities," and are recorded at fair value through earnings. The fair value of the embedded derivatives is calculated stochastically using risk neutral scenarios over a 50 year projection. Policyholder assumptions are based on experience studies. The guaranteed minimum accumulation or withdrawal benefit constituted (a liability) an asset in the amount of $(0.1) million and $0.2 million at December 31, 2005 and December 31, 2004, respectively.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

13. DEFERRED POLICY ACQUISITION COSTS

The changes in DAC for the years ended December 31, were as follow (in 000's):

	2005	2004

Balance at January 1	$66,690	$59,607
Acquisition costs deferred	10,072	15,078
Amortized to expense during year	(9,491)	(6,188)
Adjustment related to change in unrealized
investment losses (gains) during year	13,369	(1,807)
Balance at December 31	$80,640	$66,690

14. SEGMENT INFORMATION

The Company conducts business principally in three operating segments and maintains a corporate segment to provide for the capital needs of the various operating segments and to engage in other financing-related activities. Each segment is defined consistent with the way results are evaluated by the chief operating decision-maker. Management evaluates the results of the operating segments on an after-tax basis. Net investment income is allocated based on segmented assets by line of business. The Company does not materially depend on one or a few customers, brokers or agents for a significant portion of its operations.

Wealth Management

The Wealth Management Segment markets and administers individual and group fixed and variable annuity products.

Group Protection

The Group Protection Segment markets and administers group life, stop loss, long-term disability and short-term disability insurance products. These products are sold to employers that provide group benefits for their employees.

Individual Protection

The individual insurance products offered by the Individual Protection Segment are universal life, variable universal life and conversions from the Company's group life product.

Corporate

The Corporate Segment includes the unallocated capital of the Company and items not otherwise attributable to the other segments.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

14. SEGMENT INFORMATION (Continued)

The following amounts pertained to the various business segments (in 000's):
Year ended December 31, 2005

	Wealth	Group	Individual
	Management	Protection	Protection	Corporate	Totals
Total Revenues	$101,854	$32,604	$1,366	$179	$136,003
Total Expenditures	94,084	32,333	1,899	(32)	128,284
Pre-tax Income (Loss)	7,770	271	(533)	211	7,719

Net Income (Loss)	$5,475	$176	$(347)	$137	$5,441

Total Assets	$2,649,575	$55,319	$10,575	$1,069	$2,716,538

Year ended December 31, 2004

	Wealth	Group	Individual
	Management	Protection	Protection	Corporate	Totals
Total Revenues	$116,274	$34,908	$836	$(279)	$151,739
Total Expenditures	96,973	31,605	1,386	(54)	129,910
Pre-tax Income (Loss)	19,301	3,303	(550)	(225)	21,829

Net Income (Loss)	$11,766	$2,147	$(357)	$88	$13,644

Total Assets	$2,735,845	$53,131	$2,043	$21,283	$2,812,302

Year ended December 31, 2003

	Wealth	Group	Individual
	Management	Protection	Protection	Corporate	Totals
Total Revenues	$108,427	$26,609	$873	$2,485	$138,394
Total Expenditures	102,327	25,712	713	(161)	128,591
Pre-tax Income	6,100	897	160	2,646	9,803

Net Income	$4,088	$608	$113	$1,845	$6,654

Total Assets	$2,632,557	$46,535	$1,460	$35,417	$2,715,969

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

15. REGULATORY FINANCIAL INFORMATION

The Company is required to file quarterly and annual statements with the Insurance Department of the State of New York prepared on a statutory accounting basis prescribed or permitted by the State of New York. Statutory net income and capital stock and surplus differ from net income and stockholder's equity reported in accordance with GAAP for stock life insurance companies primarily because, under statutory basis accounting, policy acquisition costs are expensed when incurred, reserves are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions and reflect a different method of adoption, and income tax expense reflects only taxes paid or currently payable.

The Company's statutory surplus and net (loss) income were as follows (in 000's):

	Unaudited for theYears ended December 31,
	2005	2004	2003

Statutory surplus and capital	$ 180,009	$ 192,131	$ 186,480
Statutory net (loss) income	(11,841)	14,807	16,477

16. DIVIDEND RESTRICTIONS

The Company's ability to pay dividends is subject to certain statutory restrictions. The State of New York has enacted laws governing the payment of dividends to stockholders by domestic insurers. New York law permits a domestic stock life insurance company to distribute a dividend to its shareholders without prior notice to the New York Superintendent of Insurance where the aggregate amount of such dividend in any calendar year does not exceed the lesser of: (i) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year, not including realized capital gains. The Company is not permitted to pay any dividends in 2006 without prior approval from the Superintendent. No dividends were paid by the Company during 2005, 2004 or 2003.

17. COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME

The components of accumulated other comprehensive (loss) income as of December 31, were as follows (in 000's):

	2005	2004	2003

Unrealized (losses) gains on available-for-sale securities	$ (1,785)	$ 35,255	$ 49,228
DAC allocation	823	(12,546)	(10,739)
Tax effect and other	474	(8,226)	(13,743)

Accumulated other comprehensive (loss) income	$ (488)	$ 14,483	$ 24,746

18. COMMITMENTS AND CONTINGENCIES

Regulatory and Industry Developments

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by the New York state guaranty fund.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2005, 2004 and 2003

18. COMMITMENTS AND CONTINGENCIES (continued)

Litigation

The Company is not aware of any contingent liabilities arising from litigation, income taxes and other matters that could have a material effect upon the financial condition, results of operations or cash flow of the Company.

Indemnities

In the normal course of business, the Company has entered into agreements that include indemnities in favor of third parties, such as engagement letters with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements and service agreements. The Company has also agreed to indemnify its directors and certain of its officers and employees in accordance with the Company's by-laws. Due to the nature of these indemnification agreements, it is not possible to estimate the Company's potential liability.

Lease Commitments

The Company leases various facilities and equipment under non-cancelable operating leases with terms of up to 10 years. As of December 31, 2005, minimum future lease payments under such leases are as follows (in 000's):

2006	$ 220
2007	225
2008	230
2009	234
2010	39
Thereafter	-
Total	$ 948

Total rental expense for the years ended December 31, 2005, 2004 and 2003 was $1.0 million, $1.0 million and $1.1 million, respectively.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of
Sun Life Insurance and Annuity Company of New York
Wellesley Hills, Massachusetts

We have audited the accompanying balance sheets of Sun Life Insurance and Annuity Company of New York (the "Company") as of December 31, 2005 and 2004, and the related statements of income, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005.  Our audits also included the financial statement schedules listed in the Index at Item 15.  These financial statements and financial statement schedules are the responsibility of the Company's management.  Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Sun Life Insurance and Annuity Company of New York as of December 31, 2005 and 2004, and the results of its operations and cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.  Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, effective January 1, 2004, the Company adopted the provisions of the American Institute of Certified Public Accountants' Statement of Position 03-1. "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."

DELOITTE & TOUCHE LLP

Boston, Massachusetts
March 23, 2006

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Condition - December 31, 2005

Assets:
Investment in:	Shares	Cost	Value
Franklin Templeton Variable Insurance Products Trust
Franklin Mutual Shares Securities Fund (FMS)	28,208	$469,567	$512,537
Templeton Growth Securities Fund Class 2 (FTG)	11,633	150,271	160,657
Templeton International Securities Fund (FTI)	964,915	13,488,234	15,071,971
Franklin Small Cap Value Securities Fund (FVS)	22,218	327,914	373,043
Liberty Variable Investment Trust
Wanger Select Fund (WTF)	789	17,136	17,871
Lord Abbett Series Fund, Inc.
All Value Portfolio (LAV)	6,750	88,998	100,042
Growth & Income Portfolio (LA1)	443,377	11,571,976	11,598,746
Growth Opportunities (LA9)	133,304	1,719,575	1,830,266
Mid-Cap Value (LA2)	95,802	1,957,409	2,020,469
MFS/Sun Life Series Trust
Bond S Class (MF7)	47,783	565,352	541,384
Bond Series (BDS)	200,335	2,378,708	2,283,824
Capital Appreciation S Class (MFD)	10,023	170,972	192,046
Capital Appreciation Series (CAS)	994,679	19,913,252	19,207,255
Capital Opportunities S Class (CO1)	3,364	42,926	44,845
Capital Opportunities Series (COS)	182,790	2,374,094	2,447,558
Emerging Growth S Class (MFF)	15,570	222,479	262,983
Emerging Growth Series (EGS)	543,704	10,867,942	9,286,461
Emerging Markets Equity S Class (EM1)	6,512	79,661	141,368
Emerging Markets Equity Series (FCE)	66,505	1,127,527	1,452,476
Global Governments S Class (GG1)	576	6,795	5,888
Global Governments Series (GGS)	124,789	1,408,392	1,284,075
Global Growth S Class (GG2)	4,704	51,086	63,039
Global Growth Series (GGR)	480,793	5,175,571	6,481,084
Global Total Return S Class (GT2)	17,995	259,076	297,996
Global Total Return Series (GTR)	288,416	4,179,087	4,802,130
Government Securities S Class (MFK)	723,810	9,399,642	9,243,056
Government Securities Series (GSS)	568,897	7,612,406	7,304,639
High Yield S Class (MFC)	363,392	2,508,608	2,467,430
High Yield Series (HYS)	935,379	6,211,317	6,388,637
International Growth S Class (IG1)	4,024	44,545	61,815
International Growth Series (FCG)	114,661	1,229,887	1,768,073
International Investors Trust S Class (MI1)	6,878	86,130	119,127
International Value S Class (MII)	192,300	2,352,461	3,344,095
Managed Sectors S Class (MS1)	-	-	-
Managed Sectors Series (MSS)	-	-	-
Massachusetts Investors Growth Stock S Class (M1B)	76,718	652,634	744,927
Massachusetts Investors Growth Stock Series (MIS)	477,664	4,283,474	4,671,551
Massachusetts Investors Trust S Class (MFL)	233,978	6,623,428	7,009,985
Massachusetts Investors Trust Series (MIT)	896,906	27,244,647	27,041,709
Mid Cap Growth S Class (MC1)	66,293	338,573	392,453
Mid Cap Value S Class (MCV)	38,617	405,603	450,271
Money Market S Class (MM1)	6,032,904	6,032,904	6,032,904
Money Market Series (MMS)	5,706,293	5,706,293	5,706,293
New Discovery S Class (M1A)	272,458	3,476,999	3,866,178
New Discovery Series (NWD)	139,464	1,682,598	2,001,301
Research S Class (RE1)	7,529	100,526	127,473
Research Series (RES)	779,308	14,653,400	13,287,199

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Condition - December 31, 2005 - continued

MFS/Sun Life Series Trust - continued	Shares	Cost	Value
Research Growth and Income S Class (RG1)	2,737	$29,515	$41,298
Research Growth and Income Series (RGS)	165,425	2,116,361	2,506,185
Research International S Class (RI1)	169,979	2,364,842	2,823,350
Research International Series (RSS)	91,296	1,053,058	1,528,297
Strategic Growth S Class (SG1)	139,811	989,534	1,075,147
Strategic Growth Series (SGS)	40,575	287,436	314,458
Strategic Income S Class (SI1)	14,128	146,817	150,317
Strategic Income Series (SIS)	157,315	1,702,486	1,684,849
Strategic Value S Class (SVS)	11,558	115,236	117,542
Total Return S Class (MFJ)	3,058,750	56,695,449	58,024,496
Total Return Series (TRS)	1,932,978	33,843,517	36,919,889
Utilities S Class (MFE)	23,408	337,513	421,576
Utilities Series (UTS)	544,738	7,062,142	9,870,657
Value S Class (MV1)	88,602	1,193,348	1,436,246
Value Series (MVS)	413,832	5,282,467	6,745,458
Oppenheimer Variable Account Funds
Capital Appreciation Fund (OCA)	40,623	1,402,346	1,553,023
Global Securities Fund (OGG)	14,030	411,139	465,228
Main St. Growth and Income Fund (OMG)	785,263	15,885,852	16,985,237
Main St. Small Cap Growth Fund (OMS)	18,267	273,807	311,642
PIMCO Variable Insurance Trust
Emerging Markets Bond Portfolio (PMB)	18,299	244,543	249,962
Low Duration Portfolio (PLD)	1,752,460	17,943,869	17,682,317
Real Return Bond Portfolio (PRR)	175,062	2,257,618	2,221,542
Total Return Bond Portfolio (PTR)	227,842	2,379,069	2,333,104
Sun Capital Advisers Trust
All Cap S Class (SSA)	977	11,721	10,453
Investment Grade Bond S Class (IGB)	10,296	102,777	100,797
Real Estate Fund S Class (SRE)	142,315	2,723,765	2,842,031
Real Estate Fund (SC3)	31,358	499,255	589,534
Sun Capital Money Market S Class (CMM)	18,897	18,897	18,897
		$336,634,454	$351,532,662
Liability:
Payable to Sponsor			(503,772)
Net Assets			$351,028,890

Net Assets Applicable to Contract Owners:	Applicable to Owners of		Reserve for
	Deferred Variable Annuity Contracts		Variable
	Units	Value	Annuities	Total
Consolidated Regatta Contracts:
Franklin Templeton Variable Insurance Products Trust
FMS	36,128	$512,537	$-	$512,537
FTG	9,583	160,657	-	160,657
FTI	1,001,875	15,071,971	-	15,071,971
FVS	22,483	373,043	-	373,043
Liberty Variable Investment Trust
WTF	1,554	17,871	-	17,871
Lord Abbett Series Fund, Inc.
LAV	8,046	100,042	-	100,042
LA1	879,242	11,598,746	-	11,598,746
LA9	159,566	1,830,266	-	1,830,266
LA2	133,865	2,020,469	-	2,020,469

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Condition - December 31, 2005 - continued
Applicable to Owners of			Reserve for
Deferred Variable Annuity Contracts			Variable
Units		Value	Annuities	Total
MFS/Sun Life Series Trust:
MF7	47,319	$541,384	$-	$541,384
BDS	163,530	2,282,719	-	2,282,719
MFD	18,561	192,046	-	192,046
CAS	1,225,268	19,100,265	37,019	19,137,284
CO1	3,422	44,845	-	44,845
COS	184,033	2,447,558	-	2,447,558
MFF	21,068	262,983	-	262,983
EGS	610,176	9,227,653	53,018	9,280,671
EM1	6,181	141,368	-	141,368
FCE	84,999	1,409,939	43,187	1,453,126
GG1	441	5,888	-	5,888
GGS	81,491	1,283,646	-	1,283,646
GG2	4,395	63,039	-	63,039
GGR	304,648	6,389,086	86,873	6,475,959
GT2	20,792	297,996	-	297,996
GTR	237,423	4,682,148	115,805	4,797,953
MFK	899,358	9,243,056	-	9,243,056
GSS	462,759	7,227,128	70,469	7,297,597
MFC	203,374	2,467,430	-	2,467,430
HYS	410,540	6,370,583	15,784	6,386,367
IG1	3,758	61,815	-	61,815
FCG	113,047	1,690,938	78,943	1,769,881
MI1	6,616	119,127	-	119,127
MII	155,225	3,283,265	58,644	3,341,909
MS1	-	-	-	-
MSS	-	-	-	-
M1B	64,029	744,927	-	744,927
MIS	555,446	4,598,354	63,247	4,661,601
MFL	544,820	7,009,985	-	7,009,985
MIT	1,453,559	26,553,709	357,382	26,911,091
MC1	28,801	392,453	-	392,453
MCV	28,705	450,271	-	450,271
MM1	612,159	6,032,904	-	6,032,904
MMS	455,219	5,605,697	57,006	5,662,703
M1A	308,542	3,866,178	-	3,866,178
NWD	137,801	1,966,852	31,853	1,998,705
RE1	10,280	127,473	-	127,473
RES	824,261	13,275,437	12,727	13,288,164
RG1	3,460	41,298	-	41,298
RGS	174,420	2,493,534	13,693	2,507,227
RI1	171,687	2,823,350	-	2,823,350
RSS	97,912	1,528,297	-	1,528,297
SG1	86,895	1,075,147	-	1,075,147
SGS	45,047	259,919	55,382	315,301
SI1	12,321	150,317	-	150,317
SIS	127,158	1,684,849	-	1,684,849
SVS	8,755	117,542	-	117,542
MFJ	4,829,607	58,024,496	-	58,024,496
TRS	1,702,854	36,272,455	434,493	36,706,948
MFE	23,573	421,576	-	421,576

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Condition - December 31, 2005 - continued
Applicable to Owners of			Reserve for
Deferred Variable Annuity Contracts			Variable
Units		Value	Annuities	Total
MFS/Sun Life Series Trust - continued
UTS	356,174	$9,775,525	$86,130	$9,861,655
MV1	106,028	1,436,246	-	1,436,246
MVS	461,544	6,743,170	-	6,743,170
Oppenheimer Variable Account Fund
OCA	119,613	1,553,023	-	1,553,023
OGG	34,077	465,228	-	465,228
OMG	1,349,644	16,985,237	-	16,985,237
OMS	18,961	311,642	-	311,642
PIMCO Variable Insurance Trust
PMB	13,934	249,962	-	249,962
PLD	1,778,199	17,682,317	-	17,682,317
PRR	201,615	2,221,542	-	2,221,542
PTR	217,983	2,333,104	-	2,333,104
Sun Capital Advisers Trust
SSA	966	10,453	-	10,453
IGB	9,809	100,797	-	100,797
SRE	214,281	2,842,031	-	2,842,031
SC3	31,220	589,534	-	589,534
CMM	1,879	18,897	-	18,897
Net Assets		$349,357,235	$1,671,655	$351,028,890

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2005
	FMS Sub-Account	FTG Sub-Account	FTI Sub-Account	FVS Sub-Account

Income and Expenses:
Dividend income	$3,208	$1,175	$104,127	$2,401
Mortality and expense risk charges	(5,622)	(1,466)	(154,341)	(5,111)
Distribution and administrative expense charges	(675)	(176)	(18,521)	(613)
Net investment income (loss)	$(3,089)	$(467)	$(68,735)	$(3,323)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$8,652	$1,084	$201,585	$13,016
Realized gain distributions	1,202	-	-	1,942
Net realized gains (losses)	$9,854	$1,084	$201,585	$14,958

Net unrealized appreciation (depreciation) on investments:
End of year	$42,970	$10,386	$1,583,737	$45,129
Beginning of year	13,794	1,408	689,172	33,354
Change in unrealized appreciation (depreciation)	$29,176	$8,978	$894,565	$11,775

Realized and unrealized gains (losses)	$39,030	$10,062	$1,096,150	$26,733
Increase (Decrease) in net assets from operations	$35,941	$9,595	$1,027,415	$23,410

	WTF Sub-Account (h)	LAV Sub-Account	LA1 Sub-Account	LA9 Sub-Account

Income and Expenses:
Dividend income	$-	$330	$108,431	$-
Mortality and expense risk charges	(62)	(1,657)	(133,309)	(17,680)
Distribution and administrative expense charges	(8)	(199)	(15,997)	(2,121)
Net investment income (loss)	$(70)	$(1,526)	$(40,875)	$(19,801)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$173	$1,479	$202,015	$6,906
Realized gain distributions	-	338	662,500	23,669
Net realized gains (losses)	$173	$1,817	$864,515	$30,575

Net unrealized appreciation (depreciation) on investments:
End of year	$735	$11,044	$26,770	$110,691
Beginning of year	-	6,757	565,163	57,935
Change in unrealized appreciation (depreciation)	$735	$4,287	$(538,393)	$52,756

Realized and unrealized gains (losses)	$908	$6,104	$326,122	$83,331
Increase (Decrease) in net assets from operations	$838	$4,578	$285,247	$63,530

(h) for the period April 25, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2005 - continued
	LA2 Sub-Account	MF7 Sub-Account	BDS Sub-Account	MFD Sub-Account

Income and Expenses:
Dividend income	$8,518	$31,086	$150,563	$718
Mortality and expense risk charges	(23,815)	(8,551)	(30,133)	(2,572)
Distribution and administrative expense charges	(2,858)	(1,026)	(3,616)	(309)
Net investment income (loss)	$(18,155)	$21,509	$116,814	$(2,163)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$98,171	$(1,066)	$(1,262)	$6,950
Realized gain distributions	116,385	9,082	42,278	-
Net realized gains (losses)	$214,556	$8,016	$41,016	$6,950

Net unrealized appreciation (depreciation) on investments:
End of year	$63,060	$(23,968)	$(94,884)	$21,074
Beginning of year	147,061	6,536	56,433	27,160
Change in unrealized appreciation (depreciation)	$(84,001)	$(30,504)	$(151,317)	$(6,086)

Realized and unrealized gains (losses)	$130,555	$(22,488)	$(110,301)	$864
Increase (Decrease) in net assets from operations	$112,400	$(979)	$6,513	$(1,299)

	CAS Sub-Account	CO1 Sub-Account	COS Sub-Account	MFF Sub-Account

Income and Expenses:
Dividend income	$127,369	$636	$28,306	$-
Mortality and expense risk charges	(245,890)	(950)	(35,979)	(2,760)
Distribution and administrative expense charges	(29,507)	(114)	(4,317)	(331)
Net investment income (loss)	$(148,028)	$(428)	$(11,990)	$(3,091)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(2,429,197)	$12,809	$(287,365)	$3,371
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$(2,429,197)	$12,809	$(287,365)	$3,371

Net unrealized appreciation (depreciation) on investments:
End of year	$(705,997)	$1,919	$73,464	$40,504
Beginning of year	(3,431,731)	13,855	(217,274)	21,730
Change in unrealized appreciation (depreciation)	$2,725,734	$(11,936)	$290,738	$18,774

Realized and unrealized gains (losses)	$296,537	$873	$3,373	$22,145
Increase (Decrease) in net assets from operations	$148,509	$445	$(8,617)	$19,054

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2005 - continued
	EGS Sub-Account	EM1 Sub-Account	FCE Sub-Account	GG1 Sub-Account

Income and Expenses:
Dividend income	$-	$543	$6,094	$625
Mortality and expense risk charges	(119,922)	(1,407)	(11,217)	(92)
Distribution and administrative expense charges	(14,391)	(169)	(1,346)	(11)
Net investment income (loss)	$(134,313)	$(1,033)	$(6,469)	$522

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(2,670,559)	$7,422	$119,504	$109
Realized gain distributions	-	397	3,306	35
Net realized gains (losses)	$(2,670,559)	$7,819	$122,810	$144

Net unrealized appreciation (depreciation) on investments:
End of year	$(1,581,481)	$61,707	$324,949	$(907)
Beginning of year	(5,048,427)	37,060	143,425	395
Change in unrealized appreciation (depreciation)	$3,466,946	$24,647	$181,524	$(1,302)

Realized and unrealized gains (losses)	$796,387	$32,466	$304,334	$(1,158)
Increase (Decrease) in net assets from operations	$662,074	$31,433	$297,865	$(636)

	GGS Sub-Account	GG2 Sub-Account	GGR Sub-Account	GT2 Sub-Account

Income and Expenses:
Dividend income	$158,712	$127	$31,167	$11,684
Mortality and expense risk charges	(18,748)	(863)	(81,000)	(4,151)
Distribution and administrative expense charges	(2,250)	(104)	(9,720)	(498)
Net investment income (loss)	$137,714	$(840)	$(59,553)	$7,035

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$8,280	$1,889	$(183,224)	$9,050
Realized gain distributions	8,745	-	-	18,174
Net realized gains (losses)	$17,025	$1,889	$(183,224)	$27,224

Net unrealized appreciation (depreciation) on investments:
End of year	$(124,317)	$11,953	$1,305,513	$38,920
Beginning of year	168,660	8,017	548,581	66,340
Change in unrealized appreciation (depreciation)	$(292,977)	$3,936	$756,932	$(27,420)

Realized and unrealized gains (losses)	$(275,952)	$5,825	$573,708	$(196)
Increase (Decrease) in net assets from operations	$(138,238)	$4,985	$514,155	$6,839

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2005 - continued
	GTR Sub- Account	MFK Sub- Account	GSS Sub- Account	MFC Sub- Account

Income and Expenses:
Dividend income	$219,091	$305,552	$397,997	$147,057
Mortality and expense risk charges	(61,922)	(118,116)	(102,135)	(29,937)
Distribution and administrative expense charges	(7,431)	(14,174)	(12,256)	(3,592)
Net investment income (loss)	$149,738	$173,262	$283,606	$113,528

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$229,221	$(23,203)	$(77,768)	$179
Realized gain distributions	323,364	-	-	-
Net realized gains (losses)	$552,585	$(23,203)	$(77,768)	$179

Net unrealized appreciation (depreciation) on investments:
End of year	$623,043	$(156,586)	$(307,767)	$(41,178)
Beginning of year	1,207,225	(17,308)	(178,662)	61,998
Change in unrealized appreciation (depreciation)	$(584,182)	$(139,278)	$(129,105)	$(103,176)

Realized and unrealized gains (losses)	$(31,597)	$(162,481)	$(206,873)	$(102,997)
Increase (Decrease) in net assets from operations	$118,141	$10,781	$76,733	$10,531

	HYS Sub- Account	IG1 Sub- Account	FCG Sub- Account	MI1 Sub- Account

Income and Expenses:
Dividend income	$662,003	$400	$16,013	$1,106
Mortality and expense risk charges	(94,153)	(764)	(19,994)	(1,597)
Distribution and administrative expense charges	(11,298)	(92)	(2,399)	(192)
Net investment income (loss)	$556,552	$(456)	$(6,380)	$(683)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(33,766)	$1,650	$82,929	$16,013
Realized gain distributions	-	-	-	2,300
Net realized gains (losses)	$(33,766)	$1,650	$82,929	$18,313

Net unrealized appreciation (depreciation) on investments:
End of year	$177,320	$17,270	$538,186	$32,997
Beginning of year	667,779	11,336	400,107	37,563
Change in unrealized appreciation (depreciation)	$(490,459)	$5,934	$138,079	$(4,566)

Realized and unrealized gains (losses)	$(524,225)	$7,584	$221,008	$13,747
Increase (Decrease) in net assets from operations	$32,327	$7,128	$214,628	$13,064

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2005 - continued

	MII Sub- Account	MS1 Sub- Account	MSS Sub- Account	M1B Sub- Account

Income and Expenses:
Dividend income	$33,669	$76	$28,057	$2,101
Mortality and expense risk charges	(37,322)	(106)	(18,984)	(11,575)
Distribution and administrative expense charges	(4,479)	(13)	(2,278)	(1,389)
Net investment income (loss)	$(8,132)	$(43)	$6,795	$(10,863)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$102,477	$1,033	$(1,452,720)	$11,993
Realized gain distributions	59,516	-	-	-
Net realized gains (losses)	$161,993	$1,033	$(1,452,720)	$11,993

Net unrealized appreciation (depreciation) on investments:
End of year	$991,634	$-	$-	$92,293
Beginning of year	739,898	2,956	(1,045,988)	76,222
Change in unrealized appreciation (depreciation)	$251,736	$(2,956)	$1,045,988	$16,071

Realized and unrealized gains (losses)	$413,729	$(1,923)	$(406,732)	$28,064
Increase (Decrease ) in net assets from operations	$405,597	$(1,966)	$(399,937)	$17,201

	MIS Sub- Account	MFL Sub- Account	MIT Sub- Account	MC1 Sub- Account

Income and Expenses:
Dividend income	$26,146	$26,445	$281,495	$-
Mortality and expense risk charges	(61,713)	(60,009)	(355,154)	(6,695)
Distribution and administrative expense charges	(7,406)	(7,201)	(42,618)	(804)
Net investment income (loss)	$(42,973)	$(40,765)	$(116,277)	$(7,499)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(239,329)	$16,481	$(1,994,760)	$16,804
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$(239,329)	$16,481	$(1,994,760)	$16,804

Net unrealized appreciation (depreciation) on investments:
End of year	$388,077	$386,557	$(202,938)	$53,880
Beginning of year	(25,105)	49,289	(3,992,639)	61,781
Change in unrealized appreciation (depreciation)	$413,182	$337,268	$3,789,701	$(7,901)

Realized and unrealized gains (losses)	$173,853	$353,749	$1,794,941	$8,903
Increase (Decrease) in net assets from operations	$130,880	$312,984	$1,678,664	$1,404

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2005 - continued

	MCV Sub- Account	MM1 Sub- Account	MMS Sub- Account	M1A Sub- Account

Income and Expenses:
Dividend income	$-	$126,106	$171,676	$-
Mortality and expense risk charges	(7,550)	(79,530)	(79,850)	(38,596)
Distribution and administrative expense charges	(906)	(9,544)	(9,582)	(4,631)
Net investment income (loss)	$(8,456)	$37,032	$82,244	$(43,227)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$14,403	$-	$-	$13,734
Realized gain distributions	57,030	-	-	-
Net realized gains (losses)	$71,433	$-	$-	$13,734

Net unrealized appreciation (depreciation) on investments:
End of year	$44,668	$-	$-	$389,179
Beginning of year	84,787	-	4	155,289
Change in unrealized appreciation (depreciation)	$(40,119)	$-	$(4)	$233,890

Realized and unrealized gains (losses)	$31,314	$-	$(4)	$247,624
Increase (Decrease) in net assets from operations	$22,858	$37,032	$82,240	$204,397

	NWD Sub- Account	RE1 Sub- Account	RES Sub- Account	RG1 Sub- Account

Income and Expenses:
Dividend income	$-	$378	$80,831	$180
Mortality and expense risk charges	(28,396)	(1,555)	(175,177)	(541)
Distribution and administrative expense charges	(3,407)	(187)	(21,021)	(65)
Net investment income (loss)	$(31,803)	$(1,364)	$(115,367)	$(426)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$14,379	$669	$(1,923,661)	$561
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$14,379	$669	$(1,923,661)	$561

Net unrealized appreciation (depreciation) on investments:
End of year	$318,703	$26,947	$(1,366,201)	$11,783
Beginning of year	255,972	20,130	(4,271,189)	9,960
Change in unrealized appreciation (depreciation)	$62,731	$6,817	$2,904,988	$1,823

Realized and unrealized gains (losses)	$77,110	$7,486	$981,327	$2,384
Increase (Decrease) in net assets from operations	$45,307	$6,122	$865,960	$1,958

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2005 - continued

	RGS Sub- Account	RI1 Sub- Account	RSS Sub- Account	SG1 Sub- Account

Income and Expenses:
Dividend income	$18,140	$10,070	$10,922	$1,252
Mortality and expense risk charges	(32,157)	(30,015)	(17,684)	(17,584)
Distribution and administrative expense charges	(3,859)	(3,602)	(2,122)	(2,110)
Net investment income (loss)	$(17,876)	$(23,547)	$(8,884)	$(18,442)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$15,989	$77,756	$61,375	$21,208
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$15,989	$77,756	$61,375	$21,208

Net unrealized appreciation (depreciation) on investments:
End of year	$389,824	$458,508	$475,239	$85,613
Beginning of year	267,324	194,690	316,975	93,343
Change in unrealized appreciation (depreciation)	$122,500	$263,818	$158,264	$(7,730)

Realized and unrealized gains (losses)	$138,489	$341,574	$219,639	$13,478
Increase (Decrease) in net assets from operations	$120,613	$318,027	$210,755	$(4,964)

	SGS Sub- Account	SI1 Sub- Account	SIS Sub- Account	SVS Sub- Account

Income and Expenses:
Dividend income	$1,364	$9,874	$117,233	$1,008
Mortality and expense risk charges	(3,975)	(2,128)	(20,748)	(1,884)
Distribution and administrative expense charges	(477)	(255)	(2,490)	(226)
Net investment income (loss)	$(3,088)	$7,491	$93,995	$(1,102)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$12,749	$420	$19,808	$(445)
Realized gain distributions	-	1,340	15,290	13,742
Net realized gains (losses)	$12,749	$1,760	$35,098	$13,297

Net unrealized appreciation (depreciation) on investments:
End of year	$27,022	$3,500	$(17,637)	$2,306
Beginning of year	37,841	12,732	103,894	18,410
Change in unrealized appreciation (depreciation)	$(10,819)	$(9,232)	$(121,531)	$(16,104)

Realized and unrealized gains (losses)	$1,930	$(7,472)	$(86,433)	$(2,807)
Increase (Decrease) in net assets from operations	$(1,158)	$19	$7,562	$(3,909)

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2005 - continued

	MFJ Sub- Account	TRS Sub- Account	MFE Sub- Account	UTS Sub- Account

Income and Expenses:
Dividend income	$957,368	$1,076,006	$2,280	$95,192
Mortality and expense risk charges	(674,422)	(493,162)	(5,236)	(119,242)
Distribution and administrative expense charges	(80,931)	(59,179)	(628)	(14,309)
Net investment income (loss)	$202,015	$523,665	$(3,584)	$(38,359)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$188,188	$636,213	$12,141	$(10,686)
Realized gain distributions	982,721	1,035,193	-	-
Net realized gains (losses)	$1,170,909	$1,671,406	$12,141	$(10,686)

Net unrealized appreciation (depreciation) on investments:
End of year	$1,329,047	$3,076,372	$84,063	$2,808,515
Beginning of year	2,036,556	4,648,397	44,693	1,337,808
Change in unrealized appreciation (depreciation)	$(707,509)	$(1,572,025)	$39,370	$1,470,707

Realized and unrealized gains (losses)	$463,400	$99,381	$51,511	$1,460,021
Increase (Decrease) in net assets from operations	$665,415	$623,046	$47,927	$1,421,662

	MV1 Sub- Account	MVS Sub- Account	OCA Sub- Account	OGG Sub- Account

Income and Expenses:
Dividend income	$15,489	$98,621	$9,779	$1,163
Mortality and expense risk charges	(21,221)	(87,605)	(23,750)	(3,747)
Distribution and administrative expense charges	(2,547)	(10,513)	(2,850)	(450)
Net investment income (loss)	$(8,279)	$503	$(16,821)	$(3,034)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$30,278	$327,230	$27,035	$4,101
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$30,278	$327,230	$27,035	$4,101

Net unrealized appreciation (depreciation) on investments:
End of year	$242,898	$1,462,991	$150,677	$54,089
Beginning of year	203,641	1,434,241	110,003	15,725
Change in unrealized appreciation (depreciation)	$39,257	$28,750	$40,674	$38,364

Realized and unrealized gains (losses)	$69,535	$355,980	$67,709	$42,465
Increase (Decrease) in net assets from operations	$61,256	$356,483	$50,888	$39,431

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2005 - continued

	OMG Sub- Account	OMS Sub- Account	PMB Sub- Account	PLD Sub- Account

Income and Expenses:
Dividend income	$90,531	$-	$6,715	$367,393
Mortality and expense risk charges	(169,893)	(3,656)	(2,084)	(196,607)
Distribution and administrative expense charges	(20,387)	(439)	(250)	(23,593)
Net investment income (loss)	$(99,749)	$(4,095)	$4,381	$147,193

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$49,865	$3,768	$(80)	$(12,603)
Realized gain distributions	-	3,771	4,428	45,622
Net realized gains (losses)	$49,865	$7,539	$4,348	$33,019

Net unrealized appreciation (depreciation) on investments:
End of year	$1,099,385	$37,835	$5,419	$(261,552)
Beginning of year	399,128	15,545	111	(11,358)
Change in unrealized appreciation (depreciation)	$700,257	$22,290	$5,308	$(250,194)

Realized and unrealized gains (losses)	$750,122	$29,829	$9,656	$(217,175)
Increase (Decrease) in net assets from operations	$650,373	$25,734	$14,037	$(69,982)

	PRR Sub- Account	PTR Sub- Account	SSA Sub- Account (g)	IGB Sub- Account

Income and Expenses:
Dividend income	$57,839	$67,701	$-	$2,704
Mortality and expense risk charges	(32,507)	(31,493)	(23)	(986)
Distribution and administrative expense charges	(3,901)	(3,779)	(3)	(118)
Net investment income (loss)	$21,431	$32,429	$(26)	$1,600

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$2,688	$2,647	$(12)	$(6)
Realized gain distributions	23,767	36,381	1,411	828
Net realized gains (losses)	$26,455	$39,028	$1,399	$822

Net unrealized appreciation (depreciation) on investments:
End of year	$(36,076)	$(45,965)	$(1,268)	$(1,980)
Beginning of year	10,172	13,892	-	141
Change in unrealized appreciation (depreciation)	$(46,248)	$(59,857)	$(1,268)	$(2,121)

Realized and unrealized gains (losses)	$(19,793)	$(20,829)	$131	$(1,299)
Increase (Decrease) in net assets from operations	$1,638	$11,600	$105	$301

(g) fund available as of February 2, 2004 (commencement of operations) , first activity in 2005.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2005 - continued

	SRE Sub- Account	SC3 Sub- Account	CMM Sub- Account (h)

Income and Expenses:
Dividend income	$25,235	$8,986	$90
Mortality and expense risk charges	(26,820)	(9,728)	(43)
Distribution and administrative expense charges	(3,218)	(1,167)	(5)
Net investment income (loss)	$(4,803)	$(1,909)	$42

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$46,241	$35,490	$-
Realized gain distributions	164,111	48,355	-
Net realized gains (losses)	$210,352	$83,845	$-

Net unrealized appreciation (depreciation) on investments:
End of year	$118,266	$90,279	$-
Beginning of year	128,970	128,025	-
Change in unrealized appreciation (depreciation)	$(10,704)	$(37,746)	$-

Realized and unrealized gains (losses)	$199,648	$46,099	$-
Increase (Decrease) in net assets from operations	$194,845	$44,190	$42

(h) for the period April 25, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets

	FMS		FTG		FTI		FVS		WTF
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004 (g)	2005	2004	2005	2004	2005 (h)	2004
Operations:
Net investment income (loss)	$(3,089)	$(922)	$(467)	$(64)	$(68,735)	$(26,524)	$(3,323)	$(1,950)	$(70)	$-
Net realized gains (losses)	9,854	265	1,084	47	201,585	23,366	14,958	1,580	173	-
Net unrealized gains (losses)	29,176	10,963	8,978	1,408	894,565	646,842	11,775	32,279	735	-
Increase (Decrease) in net assets from operations	$35,941	$10,306	$9,595	$1,391	$1,027,415	$643,684	$23,410	$31,909	$838	$-

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$257,231	$71,171	$119,190	$12,230	$7,410,537	$4,162,205	$88,887	$171,737	$12,482	$-
Net transfers between Sub-Accounts and Fixed Account	86,720	11,374	21,063	6,829	884,605	821,935	45,502	19,629	4,563	-
Withdrawals, surrenders, annuitizations and contract charges	(7,683)	(572)	(9,641)		(331,911)	(82,355)	(18,744)	(4,349)	(12)	-
Net accumulation activity	$336,268	$81,973	$130,612	$19,059	$7,963,231	$4,901,785	$115,645	$187,017	$17,033	$-

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$336,268	$81,973	$130,612	$19,059	$7,963,231	$4,901,785	$115,645	$187,017	$17,033	$-

Increase (Decrease) in net assets	$372,209	$92,279	$140,207	$20,450	$8,990,646	$5,545,469	$139,055	$218,926	$17,871	$-

Net Assets:
Beginning of year	$140,328	$48,049	$20,450	$-	$6,081,325	$535,856	$233,988	$15,062	$-	$-
End of year	$512,537	$140,328	$160,657	$20,450	$15,071,971	$6,081,325	$373,043	$233,988	$17,871	$-

Unit Transactions:
Beginning of year	10,733	3,938	1,307	-	427,612	41,808	15,053	1,158	-	-
Purchased	19,605	5,905	7,570	827	538,335	329,687	5,625	12,763	1,137	-
Transferred between Sub-Accounts and Fixed Accumulation Account	6,360	938	1,320	480	65,064	62,824	2,963	1,434	418	-
Withdrawn, Surrendered and Annuitized	(570)	(48)	(614)	-	(29,136)	(6,707)	(1,158)	(302)	(1)	-
End of year	36,128	10,733	9,583	1,307	1,001,875	427,612	22,483	15,053	1,554	-

(g) for the period February 2, 2004 (commencement of operations) through December 31, 2004.

(h) for the period April 25, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued

	LAV		LA1		LA9		LA2		MF7
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004 (g)	2005	2004	2005	2004 (g)	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(1,526)	$75	$(40,875)	$(8,977)	$(19,801)	$(3,704)	$(18,155)	$(6,452)	$21,509	$19,493
Net realized gains (losses)	1,817	31	864,515	75,359	30,575	(110)	214,556	20,900	8,016	7,090
Net unrealized gains (losses)	4,287	6,757	(538,393)	494,634	52,756	57,935	(84,001)	146,257	(30,504)	(8,349)
Increase (Decrease) in net assets from operations	$4,578	$6,863	$285,247	$561,016	$63,530	$54,121	$112,400	$160,705	$(979)	$18,234

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$11,715	$94,781	$4,858,635	$4,328,946	$911,917	$450,721	$865,491	$1,116,476	$24,595	$181,568
Net transfers between Sub-Accounts and Fixed Account	20,135	8,658	(18,607)	1,134,695	262,097	112,538	(375,460)	199,117	(16,746)	46,879
Withdrawals, surrenders, annuitizations and contract charges	(46,688)	-	(376,560)	(114,781)	(20,638)	(4,020)	(50,154)	(15,305)	(2,985)	(12,246)
Net accumulation activity	$(14,838)	$103,439	$4,463,468	$5,348,860	$1,153,376	$559,239	$439,877	$1,300,288	$4,864	$216,201

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$(14,838)	$103,439	$4,463,468	$5,348,860	$1,153,376	$559,239	$439,877	$1,300,288	$4,864	$216,201

Increase (Decrease) in net assets	$(10,260)	$110,302	$4,748,715	$5,909,876	$1,216,906	$613,360	$552,277	$1,460,993	$3,885	$234,435

Net Assets:
Beginning of year	$110,302	$-	$6,850,031	$940,155	$613,360	$-	$1,468,192	$7,199	$537,499	$303,064
End of year	$100,042	$110,302	$11,598,746	$6,850,031	$1,830,266	$613,360	$2,020,469	$1,468,192	$541,384	$537,499

Unit Transactions:
Beginning of year	9,342	-	512,793	74,789	55,012	-	101,211	581	46,528	27,267
Purchased	1,008	8,546	391,263	357,817	83,404	44,537	60,576	86,619	2,305	16,281
Transferred between Sub-Accounts and Fixed Accumulation Account	1,729	796	8,362	89,852	23,901	10,921	(24,036)	15,253	(1,264)	4,047
Withdrawn, Surrendered and Annuitized	(4,033)	-	(33,176)	(9,665)	(2,751)	(446)	(3,886)	(1,242)	(250)	(1,067)
End of year	8,046	9,342	879,242	512,793	159,566	55,012	133,865	101,211	47,319	46,528

(g) for the period February 2, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	BDS		MFD		CAS		CO1		COS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$116,814	$134,876	$(2,163)	$(2,542)	$(148,028)	$(259,855)	$(428)	$(678)	$(11,990)	$(30,553)
Net realized gains (losses)	41,016	88,074	6,950	10,227	(2,429,197)	(5,293,911)	12,809	126	(287,365)	(520,271)
Net unrealized gains (losses)	(151,317)	(103,562)	(6,086)	7,817	2,725,734	7,282,894	(11,936)	6,020	290,738	896,685
Increase (Decrease) in net assets from operations	$6,513	$119,388	$(1,299)	$15,502	$148,509	$1,729,128	$445	$5,468	$(8,617)	$345,861

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$8,622	$43,362	$(1)	$2,279	$118,259	$36,560	$27,453	$11,250	$17,814	$2,193
Net transfers between Sub-Accounts and Fixed Account	121,267	53,528	14,507	43,588	3,632,146	(565,057)	(52,200)	6,184	(337,959)	(232,689)
Withdrawals, surrenders, annuitizations and contract charges	(464,374)	(447,174)	(2,309)	(65,324)	(3,914,590)	(3,253,858)	(11)	(24)	(595,416)	(306,802)
Net accumulation activity	$(334,485)	$(350,284)	$12,197	$(19,457)	$(164,185)	$(3,782,355)	$(24,758)	$17,410	$(915,561)	$(537,298)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$18,592	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	(4,095)	(468)	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-			-	-	-	-
Adjustments to annuity reserves	(19)	(64)	-	-	(480)	(7,388)	-	-	-	-
Net annuitization activity	$(19)	$(64)	$-	$-	$14,017	$(7,856)	$-	$-	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$(334,504)	$(350,348)	$12,197	$(19,457)	$(150,168)	$(3,790,211)	$(24,758)	$17,410	$(915,561)	$(537,298)

Increase (Decrease) in net assets	$(327,991)	$(230,960)	$10,898	$(3,955)	$(1,659)	$(2,061,083)	$(24,313)	$22,878	$(924,178)	$(191,437)

Net Assets:
Beginning of year	$2,610,710	$2,841,670	$181,148	$185,103	$19,138,943	$21,200,026	$69,158	$46,280	$3,371,736	$3,563,173
End of year	$2,282,719	$2,610,710	$192,046	$181,148	$19,137,284	$19,138,943	$44,845	$69,158	$2,447,558	$3,371,736

Unit Transactions:
Beginning of year	187,739	214,107	17,339	19,323	1,218,785	1,472,691	6,354	4,851	254,152	298,753
Purchased	554	3,236	-	248	7,324	2,567	2,118	873	1,314	178
Transferred between Sub-Accounts and Fixed Accumulation Account	8,700	3,778	1,444	4,473	250,668	(36,605)	(5,049)	632	(25,923)	(19,386)
Withdrawn, Surrendered and Annuitized	(33,463)	(33,382)	(222)	(6,705)	(251,509)	(219,868)	(1)	(2)	(45,510)	(25,393)
End of year	163,530	187,739	18,561	17,339	1,225,268	1,218,785	3,422	6,354	184,033	254,152

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	MFF		EGS		EM1		FCE		GG1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(3,091)	$(1,741)	$(134,313)	$(159,589)	$(1,033)	$(505)	$(6,469)	$(2,158)	$522	$447
Net realized gains (losses)	3,371	1,094	(2,670,559)	(5,477,318)	7,819	2,721	122,810	83,896	144	(6)
Net unrealized gains (losses)	18,774	12,906	3,466,946	6,855,941	24,647	15,693	181,524	37,345	(1,302)	125
Increase (Decrease) in net assets from operations	$19,054	$12,259	$662,074	$1,219,034	$31,433	$17,909	$297,865	$119,083	$(636)	$566

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$94,566	$14,273	$34,415	$10,165	$8	$-	$104,506	$2,750	$-	$-
Net transfers between Sub-Accounts and Fixed Account	33,079	20,964	(609,331)	(329,355)	17,129	11,942	554,675	73,086	(4,759)	6,263
Withdrawals, surrenders, annuitizations and contract charges	(8,478)	(4,963)	(1,723,972)	(2,338,115)	(7)	(8)	(193,374)	(48,815)	(4)	(4)
Net accumulation activity	$119,167	$30,274	$(2,298,888)	$(2,657,305)	$17,130	$11,934	$465,807	$27,021	$(4,763)	$6,259

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	(8,304)	(7,833)	-	-	(1,827)	(1,309)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-		-	-	-
Adjustments to annuity reserves	-	-	(1,149)	(1,275)	-	-	(226)	876	-	-
Net annuitization activity	$-	$-	$(9,453)	$(9,108)	$-	$-	$(2,053)	$(433)	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$119,167	$30,274	$(2,308,341)	$(2,666,413)	$17,130	$11,934	$463,754	$26,588	$(4,763)	$6,259

Increase (Decrease) in net assets	$138,221	$42,533	$(1,646,267)	$(1,447,379)	$48,563	$29,843	$761,619	$145,671	$(5,399)	$6,825

Net Assets:
Beginning of year	$124,762	$82,229	$10,926,938	$12,374,317	$92,805	$62,962	$691,507	$545,836	$11,287	$4,462
End of year	$262,983	$124,762	$9,280,671	$10,926,938	$141,368	$92,805	$1,453,126	$691,507	$5,888	$11,287

Unit Transactions:
Beginning of year	10,936	8,002	773,079	978,305	5,451	4,623	53,476	55,647	770	329
Purchased	8,076	1,225	2,426	791	-		6,720	270	-	-
Transferred between Sub-Accounts and Fixed Accumulation Account	2,732	2,089	(43,640)	(26,752)	730	828	38,883	2,300	(329)	441
Withdrawn, Surrendered and Annuitized	(676)	(380)	(121,689)	(179,265)	-	-	(14,080)	(4,741)	-	-
End of year	21,068	10,936	610,176	773,079	6,181	5,451	84,999	53,476	441	770

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	GGS		GG2		GGR		GT2		GTR
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$137,714	$199,009	$(840)	$(391)	$(59,553)	$(63,696)	$7,035	$2,336	$149,738	$60,777
Net realized gains (losses)	17,025	69,543	1,889	226	(183,224)	(597,449)	27,224	2,531	552,585	48,830
Net unrealized gains (losses)	(292,977)	(140,142)	3,936	5,034	756,932	1,565,158	(27,420)	33,719	(584,182)	642,778
Increase (Decrease) in net assets from operations	$(138,238)	$128,410	$4,985	$4,869	$514,155	$904,013	$6,839	$38,586	$118,141	$752,385

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$21,487	$(65)	$10,800	$12,848	$48,043	$1,966	$-	$-	$51,916	$3,329
Net transfers between Sub-Accounts and Fixed Account	33,536	18,610	6,265	14,014	(94,105)	339,932	12,328	27,334	290,607	208,169
Withdrawals, surrenders, annuitizations and contract charges	(354,533)	(375,701)	(3,826)	(17)	(1,273,138)	(1,179,348)	(13,172)	(11,877)	(1,081,568)	(755,002)
Net accumulation activity	$(299,510)	$(357,156)	$13,239	$26,845	$(1,319,200)	$(837,450)	$(844)	$15,457	$(739,045)	$(543,504)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$8,883	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	(5,656)	(4,888)	-	-	(12,605)	(11,255)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	33	(42)	-	-	(1,198)	(236)	-	-	(1,630)	1,351
Net annuitization activity	$33	$(42)	$-	$-	$2,029	$(5,124)	$-	$-	$(14,235)	$(9,904)
Increase (Decrease) in net assets from contract owner transactions	$(299,477)	$(357,198)	$13,239	$26,845	$(1,317,171)	$(842,574)	$(844)	$15,457	$(753,280)	$(553,408)

Increase (Decrease) in net assets	$(437,715)	$(228,788)	$18,224	$31,714	$(803,016)	$61,439	$5,995	$54,043	$(635,139)	$198,977

Net Assets:
Beginning of year	$1,721,361	$1,950,149	$44,815	$13,101	$7,278,975	$7,217,536	$292,001	$237,958	$5,433,092	$5,234,115
End of year	$1,283,646	$1,721,361	$63,039	$44,815	$6,475,959	$7,278,975	$297,996	$292,001	$4,797,953	$5,433,092

Unit Transactions:
Beginning of year	100,431	123,602	3,372	1,142	374,143	424,744	20,779	19,492	275,475	311,788
Purchased	1,366	-	770	1,034	2,349	144	-	-	2,645	205
Transferred between Sub-Accounts and Fixed	-	-	-	-	-	-	-	-	-	-
Accumulation Account	1,968	276	527	1,198	(5,946)	16,246	953	2,224	15,270	6,456
Withdrawn, Surrendered and Annuitized	(22,274)	(23,447)	(274)	(2)	(65,898)	(66,991)	(940)	(937)	(55,967)	(42,974)
End of year	81,491	100,431	4,395	3,372	304,648	374,143	20,792	20,779	237,423	275,475

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	MFK		GSS		MFC		HYS		IG1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$173,262	$109,788	$283,606	$465,061	$113,528	$38,213	$556,552	$640,735	$(456)	$(567)
Net realized gains (losses)	(23,203)	(706)	(77,768)	(16,999)	179	11,136	(33,766)	(323,620)	1,650	8,063
Net unrealized gains (losses)	(139,278)	(34,769)	(129,105)	(208,727)	(103,176)	33,673	(490,459)	387,426	5,934	1,198
Increase (Decrease) in net assets from operations	$10,781	$74,313	$76,733	$239,335	$10,531	$83,022	$32,327	$704,541	$7,128	$8,694

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$3,265,060	$2,417,861	$45,584	$47,371	$963,928	$735,393	$34,456	$57,475	$-	$-
Net transfers between Sub-Accounts and Fixed Account	782,763	1,194,120	(594,865)	(1,380,074)	210,558	233,373	(806,815)	(370,061)	(2,764)	21,375
Withdrawals, surrenders, annuitizations and contract charges	(504,399)	(210,037)	(1,480,448)	(1,813,841)	(152,679)	(83,046)	(1,976,848)	(1,920,386)	(297)	(28,466)
Net accumulation activity	$3,543,424	$3,401,944	$(2,029,729)	$(3,146,544)	$1,021,807	$885,720	$(2,749,207)	$(2,232,972)	$(3,061)	$(7,091)

Annuitization Activity:
Annuitizations	$-	$-	$5,516	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	(6,494)	(6,364)	-	-	(1,211)	(5,773)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-		-	-	-
Adjustments to annuity reserves	-	-	(642)	(825)	-	-	(97)	(274)	-	-
Net annuitization activity	$-	$-	$(1,620)	$(7,189)	$-	$-	$(1,308)	$(6,047)	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$3,543,424	$3,401,944	$(2,031,349)	$(3,153,733)	$1,021,807	$885,720	$(2,750,515)	$(2,239,019)	$(3,061)	$(7,091)

Increase (Decrease) in net assets	$3,554,205	$3,476,257	$(1,954,616)	$(2,914,398)	$1,032,338	$968,742	$(2,718,188)	$(1,534,478)	$4,067	$1,603

Net Assets:
Beginning of year	$5,688,851	$2,212,594	$9,252,213	$12,166,611	$1,435,092	$466,350	$9,104,555	$10,639,033	$57,748	$56,145
End of year	$9,243,056	$5,688,851	$7,297,597	$9,252,213	$2,467,430	$1,435,092	$6,386,367	$9,104,555	$61,815	$57,748

Unit Transactions:
Beginning of year	551,828	216,546	593,930	802,266	115,049	39,343	587,434	738,644	3,964	4,502
Purchased	322,714	239,101	2,789	3,249	83,403	63,544	2,144	3,978	-	-
Transferred between Sub-Accounts and Fixed Accumulation Account	76,949	117,019	(39,530)	(92,592)	18,500	19,116	(53,519)	(25,841)	(186)	1,663
Withdrawn, Surrendered and Annuitized	(52,133)	(20,838)	(94,430)	(118,993)	(13,578)	(6,954)	(125,519)	(129,347)	(20)	(2,201)
End of year	899,358	551,828	462,759	593,930	203,374	115,049	410,540	587,434	3,758	3,964

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	FCG		MI1		MII		MS1		MSS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(6,380)	$(12,115)	$(683)	$(895)	$(8,132)	$(14,259)	$(43)	$(426)	$6,795	$(74,823)
Net realized gains (losses)	82,929	5,307	18,313	2,924	161,993	48,145	1,033	1,653	(1,452,720)	(1,963,566)
Net unrealized gains (losses)	138,079	262,063	(4,566)	20,396	251,736	544,250	(2,956)	242	1,045,988	2,301,180
Increase (Decrease) in net assets from operations	$214,628	$255,255	$13,064	$22,425	$405,597	$578,136	$(1,966)	$1,469	$(399,937)	$262,791

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$5,418	$173	$-	$2,507	$450	$17,676	$-	$-	$(302)	$10,753
Net transfers between Sub-Accounts and Fixed Account	64,938	121,956	(6,258)	18,161	596,507	159,377	(23,000)	(7,627)	(4,793,275)	(59,874)
Withdrawals, surrenders, annuitizations and contract charges	(242,332)	(87,464)	(2,477)	(3)	(423,887)	(343,669)	-	1	(197,470)	(1,082,619)
Net accumulation activity	$(171,976)	$34,665	$(8,735)	$20,665	$173,070	$(166,616)	$(23,000)	$(7,626)	$(4,991,047)	$(1,131,740)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	(3,875)	(3,241)	-	-	(8,816)	(7,378)	-	-	(1,576)	(4,680)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(549)	1,731	-	-	(1,020)	99	-	-	3,132	(490)
Net annuitization activity	$(4,424)	$(1,510)	$-	$-	$(9,836)	$(7,279)	$-	$-	$1,556	$(5,170)
Increase (Decrease) in net assets from contract owner transactions	$(176,400)	$33,155	$(8,735)	$20,665	$163,234	$(173,895)	$(23,000)	$(7,626)	$(4,989,491)	$(1,136,910)

Increase (Decrease) in net assets	$38,228	$288,410	$4,329	$43,090	$568,831	$404,241	$(24,966)	$(6,157)	$(5,389,428)	$(874,119)

Net Assets:
Beginning of year	$1,731,653	$1,443,243	$114,798	$71,708	$2,773,078	$2,368,837	$24,966	$31,123	$5,389,428	$6,263,547
End of year	$1,769,881	$1,731,653	$119,127	$114,798	$3,341,909	$2,773,078	$-	$24,966	$-	$5,389,428

Unit Transactions:
Beginning of year	125,684	127,528	7,212	5,662	145,667	158,834	2,429	3,173	354,963	436,205
Purchased	358	15		187	24	1,101	-	-	228	801
Transferred between Sub-Accounts and Fixed Accumulation Account	5,034	5,530	(459)	1,363	31,046	7,517	(2,429)	(744)	(341,577)	(4,753)
Withdrawn, Surrendered and Annuitized	(18,029)	(7,389)	(137)	-	(21,512)	(21,785)	-	-	(13,614)	(77,290)
End of year	113,047	125,684	6,616	7,212	155,225	145,667	-	2,429	-	354,963

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	M1B		MIS		MFL		MIT		MC1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(10,863)	$(11,072)	$(42,973)	$(74,505)	$(40,765)	$(2,296)	$(116,277)	$(109,005)	$(7,499)	$(7,026)
Net realized gains (losses)	11,993	3,184	(239,329)	(792,982)	16,481	10,769	(1,994,760)	(3,462,181)	16,804	7,346
Net unrealized gains (losses)	16,071	52,204	413,182	1,274,606	337,268	22,302	3,789,701	6,661,001	(7,901)	45,592
Increase (Decrease) in net assets from operations	$17,201	$44,316	$130,880	$407,119	$312,984	$30,775	$1,678,664	$3,089,815	$1,404	$45,912

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$47,172	$258,387	$30,679	$21,942	$3,897,969	$75,624	$112,016	$114,987	$3,075	$74,866
Net transfers between Sub-Accounts and Fixed Account	(42,671)	117,194	(262,221)	83,983	2,527,607	86,911	(714,766)	(965,637)	(42,621)	99,554
Withdrawals, surrenders, annuitizations and contract charges	(17,827)	(23,164)	(722,856)	(800,444)	(87,348)	(79,820)	(5,766,231)	(6,367,149)	(39,926)	(11,401)
Net accumulation activity	$(13,326)	$352,417	$(954,398)	$(694,519)	$6,338,228	$82,715	$(6,368,981)	$(7,217,799)	$(79,472)	$163,019

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$18,488	$-	$-	$-
Annuity payments and contract charges	-	-	(10,337)	(10,015)	-	-	(38,736)	(38,875)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-		-	-	-
Adjustments to annuity reserves	-	-	(1,298)	(1,761)	-	-	(11,239)	(15,884)	-	-
Net annuitization activity	$-	$-	$(11,635)	$(11,776)	$-	$-	$(31,487)	$(54,759)	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$(13,326)	$352,417	$(966,033)	$(706,295)	$6,338,228	$82,715	$(6,400,468)	$(7,272,558)	$(79,472)	$163,019

Increase (Decrease) in net assets	$3,875	$396,733	$(835,153)	$(299,176)	$6,651,212	$113,490	$(4,721,804)	$(4,182,743)	$(78,068)	$208,931

Net Assets:
Beginning of year	$741,052	$344,319	$5,496,754	$5,795,930	$358,773	$245,283	$31,632,895	$35,815,638	$470,521	$261,590
End of year	$744,927	$741,052	$4,661,601	$5,496,754	$7,009,985	$358,773	$26,911,091	$31,632,895	$392,453	$470,521

Unit Transactions:
Beginning of year	65,643	34,831	674,360	768,535	31,545	24,552	1,820,277	2,266,305	35,363	22,054
Purchased	3,949	22,671	3,900	2,722	320,431	6,576	5,530	7,702	227	5,632
Transferred between Sub-Accounts and Fixed Accumulation Account	(3,966)	10,319	(32,832)	9,037	202,044	8,464	(47,118)	(65,313)	(3,848)	8,574
Withdrawn, Surrendered and Annuitized	(1,597)	(2,178)	(89,982)	(105,934)	(9,200)	(8,047)	(325,130)	(388,417)	(2,941)	(897)
End of year	64,029	65,643	555,446	674,360	544,820	31,545	1,453,559	1,820,277	28,801	35,363

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	MCV		MM1		MMS		M1A		NWD
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(8,456)	$(7,364)	$37,032	$(25,947)	$82,244	$(51,542)	$(43,227)	$(11,840)	$(31,803)	$(39,418)
Net realized gains (losses)	71,433	20,888	-	-	-	-	13,734	(1,189)	14,379	(107,118)
Net unrealized gains (losses)	(40,119)	61,448	-	-	(4)	4	233,890	125,624	62,731	284,130
Increase (Decrease) in net assets from operations	$22,858	$74,972	$37,032	$(25,947)	$82,240	$(51,538)	$204,397	$112,595	$45,307	$137,594

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$13,870	$75,040	$2,473,139	$2,215,902	$850,688	$258,494	$1,831,039	$980,960	$18,072	$7,543
Net transfers between Sub-Accounts and Fixed Account	(44,281)	72,524	709,470	1,862,542	1,164,586	1,408,660	391,318	225,910	(584,511)	140,786
Withdrawals, surrenders, annuitizations and contract charges	(36,501)	(12,231)	(936,152)	(1,370,276)	(3,948,123)	(5,810,154)	(58,401)	(14,837)	(374,128)	(318,948)
Net accumulation activity	$(66,912)	$135,333	$2,246,457	$2,708,168	$(1,932,849)	$(4,143,000)	$2,163,956	$1,192,033	$(940,567)	$(170,619)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	(23,797)	(112,840)	-	-	(1,523)	(1,505)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	(2,071)	(14,371)	-	-	(515)	(548)
Net annuitization activity	$-	$-	$-	$-	$(25,868)	$(127,211)	$-	$-	$(2,038)	$(2,053)
Increase (Decrease) in net assets from contract owner transactions	$(66,912)	$135,333	$2,246,457	$2,708,168	$(1,958,717)	$(4,270,211)	$2,163,956	$1,192,033	$(942,605)	$(172,672)

Increase (Decrease) in net assets	$(44,054)	$210,305	$2,283,489	$2,682,221	$(1,876,477)	$(4,321,749)	$2,368,353	$1,304,628	$(897,298)	$(35,078)

Net Assets:
Beginning of year	$494,325	$284,020	$3,749,415	$1,067,194	$7,539,180	$11,860,929	$1,497,825	$193,197	$2,896,003	$2,931,081
End of year	$450,271	$494,325	$6,032,904	$3,749,415	$5,662,703	$7,539,180	$3,866,178	$1,497,825	$1,998,705	$2,896,003

Unit Transactions:
Beginning of year	33,452	22,736	384,369	107,976	611,796	934,706	124,003	19,393	208,136	223,352
Purchased	937	5,754	253,894	226,456	33,025	20,593	157,851	86,656	1,338	573
Transferred between Sub-Accounts and Fixed	-	-	-	-	-	-	-	-	-	-
Accumulation Account	(3,229)	5,887	72,019	189,475	47,914	37,282	33,407	19,385	(43,812)	8,624
Withdrawn, Surrendered and Annuitized	(2,455)	(925)	(98,123)	(139,538)	(237,516)	(380,785)	(6,719)	(1,431)	(27,861)	(24,413)
End of year	28,705	33,452	612,159	384,369	455,219	611,796	308,542	124,003	137,801	208,136

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	RE1		RES		RG1		RGS		RI1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(1,364)	$(710)	$(115,367)	$(71,053)	$(426)	$(377)	$(17,876)	$(18,606)	$(23,547)	$(11,119)
Net realized gains (losses)	669	209	(1,923,661)	(1,707,794)	561	126	15,989	(20,207)	77,756	9,015
Net unrealized gains (losses)	6,817	11,467	2,904,988	3,780,456	1,823	4,812	122,500	368,101	263,818	166,153
Increase (Decrease) in net assets from operations	$6,122	$10,966	$865,960	$2,001,609	$1,958	$4,561	$120,613	$329,288	$318,027	$164,049

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$-	$17,106	$49,930	$9,525	$-	$1,139	$18,724	$5,945	$1,087,595	$790,702
Net transfers between Sub-Accounts and Fixed Account	21,485	10,995	(402,080)	(204,514)	(130)	(138)	120,609	64,712	77,027	184,225
Withdrawals, surrenders, annuitizations and contract charges	(1,158)	(1,990)	(2,604,053)	(2,334,841)	(1,054)	(1)	(557,008)	(204,067)	(37,224)	(16,746)
Net accumulation activity	$20,327	$26,111	$(2,956,203)	$(2,529,830)	$(1,184)	$1,000	$(417,675)	$(133,410)	$1,127,398	$958,181

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	(936)	(861)	-	-	(1,011)	(941)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	33	76	-	-	23	72	-	-
Net annuitization activity	$-	$-	$(903)	$(785)	$-	$-	$(988)	$(869)	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$20,327	$26,111	$(2,957,106)	$(2,530,615)	$(1,184)	$1,000	$(418,663)	$(134,279)	$1,127,398	$958,181

Increase (Decrease) in net assets	$26,449	$37,077	$(2,091,146)	$(529,006)	$774	$5,561	$(298,050)	$195,009	$1,445,425	$1,122,230

Net Assets:
Beginning of year	$101,024	$63,947	$15,379,310	$15,908,316	$40,524	$34,963	$2,805,277	$2,610,268	$1,377,925	$255,695
End of year	$127,473	$101,024	$13,288,164	$15,379,310	$41,298	$40,524	$2,507,227	$2,805,277	$2,823,350	$1,377,925

Unit Transactions:
Beginning of year	8,838	6,547	1,015,710	1,200,316	3,559	3,456	204,453	215,089	93,242	20,234
Purchased	-	1,395	3,177	716	-	115	1,402	478	75,297	60,182
Transferred between Sub-Accounts and Fixed	-	-	-	-	-	-	-	-	-	-
Accumulation Account	1,527	1,065	(26,461)	(15,240)	(11)	(12)	8,756	5,198	5,625	14,081
Withdrawn, Surrendered and Annuitized	(85)	(169)	(168,165)	(170,082)	(88)	-	(40,191)	(16,312)	(2,477)	(1,255)
End of year	10,280	8,838	824,261	1,015,710	3,460	3,559	174,420	204,453	171,687	93,242

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	RSS		SG1		SGS		SI1		SIS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(8,884)	$(10,186)	$(18,442)	$(17,509)	$(3,088)	$(5,457)	$7,491	$3,502	$93,995	$42,605
Net realized gains (losses)	61,375	(5,444)	21,208	12,251	12,749	(5,958)	1,760	3,066	35,098	32,885
Net unrealized gains (losses)	158,264	221,842	(7,730)	58,325	(10,819)	32,246	(9,232)	1,009	(121,531)	10,856
Increase (Decrease) in net assets from operations	$210,755	$206,212	$(4,964)	$53,067	$(1,158)	$20,831	$19	$7,577	$7,562	$86,346

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$2,092	$2,036	$48,355	$170,991	$14,194	$-	$-	$41	$7,242	$461
Net transfers between Sub-Accounts and Fixed Account	266,876	154,350	(19,243)	257,868	(49,586)	79,135	18,989	(8,116)	338,596	362,983
Withdrawals, surrenders, annuitizations and contract charges	(244,709)	(93,834)	(84,155)	(31,058)	(80,892)	(74,851)	(2,484)	(2,838)	(189,447)	(207,182)
Net accumulation activity	$24,259	$62,552	$(55,043)	$397,801	$(116,284)	$4,284	$16,505	$(10,913)	$156,391	$156,262

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	(2,788)	(2,520)	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	(669)	1,513	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$(3,457)	$(1,007)	$-	$-	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$24,259	$62,552	$(55,043)	$397,801	$(119,741)	$3,277	$16,505	$(10,913)	$156,391	$156,262

Increase (Decrease) in net assets	$235,014	$268,764	$(60,007)	$450,868	$(120,899)	$24,108	$16,524	$(3,336)	$163,953	$242,608

Net Assets:
Beginning of year	$1,293,283	$1,024,519	$1,135,154	$684,286	$436,200	$412,092	$133,793	$137,129	$1,520,896	$1,278,288
End of year	$1,528,297	$1,293,283	$1,075,147	$1,135,154	$315,301	$436,200	$150,317	$133,793	$1,684,849	$1,520,896

Unit Transactions:
Beginning of year	95,205	90,141	91,082	57,155	65,477	75,193	10,974	11,880	115,341	103,290
Purchased	157	176	4,027	14,246	2,551	-	-	4	548	37
Transferred between Sub-Accounts and Fixed	-	-	-	-	-	-	-	-	-	-
Accumulation Account	19,464	12,737	(1,188)	22,361	(8,760)	4,068	1,553	(667)	25,706	28,298
Withdrawn, Surrendered and Annuitized	(16,914)	(7,849)	(7,026)	(2,680)	(14,221)	(13,784)	(206)	(243)	(14,437)	(16,284)
End of year	97,912	95,205	86,895	91,082	45,047	65,477	12,321	10,974	127,158	115,341

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	SVS		MFJ		TRS		MFE		UTS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(1,102)	$(1,639)	$202,015	$9,807	$523,665	$504,657	$(3,584)	$(233)	$(38,359)	$50,680
Net realized gains (losses)	13,297	2,859	1,170,909	86,441	1,671,406	(149,058)	12,141	374	(10,686)	(832,913)
Net unrealized gains (losses)	(16,104)	15,671	(707,509)	1,843,752	(1,572,025)	3,790,604	39,370	35,667	1,470,707	2,943,413
Increase (Decrease) in net assets from operations	$(3,909)	$16,891	$665,415	$1,940,000	$623,046	$4,146,203	$47,927	$35,808	$1,421,662	$2,161,180

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$7,789	$70,314	$26,583,112	$21,969,864	$151,308	$219,014	$66,521	$34,485	$44,941	$47,027
Net transfers between Sub-Accounts and Fixed Account	(26,653)	27,307	3,063,046	1,799,736	613,753	883,663	151,075	43,244	1,063,746	558,896
Withdrawals, surrenders, annuitizations and contract charges	(525)	(1,649)	(2,164,759)	(550,255)	(7,693,068)	(8,308,983)	(55,309)	(79)	(1,954,143)	(1,737,406)
Net accumulation activity	$(19,389)	$95,972	$27,481,399	$23,219,345	$(6,928,007)	$(7,206,306)	$162,287	$77,650	$(845,456)	$(1,131,483)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$8,343	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	(204,532)	(147,770)	-	-	(10,515)	(12,481)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	(41,122)	(43,767)	-	-	(1,949)	(2,371)
Net annuitization activity	$-	$-	$-	$-	$(237,311)	$(191,537)	$-	$-	$(12,464)	$(14,852)
Increase (Decrease) in net assets from contract owner transactions	$(19,389)	$95,972	$27,481,399	$23,219,345	$(7,165,318)	$(7,397,843)	$162,287	$77,650	$(857,920)	$(1,146,335)

Increase (Decrease) in net assets	$(23,298)	$112,863	$28,146,814	$25,159,345	$(6,542,272)	$(3,251,640)	$210,214	$113,458	$563,742	$1,014,845

Net Assets:
Beginning of year	$140,840	$27,977	$29,877,682	$4,718,337	$43,249,220	$46,500,860	$211,362	$97,904	$9,297,913	$8,283,068
End of year	$117,542	$140,840	$58,024,496	$29,877,682	$36,706,948	$43,249,220	$421,576	$211,362	$9,861,655	$9,297,913

Unit Transactions:
Beginning of year	10,727	2,637	2,463,547	420,181	2,026,951	2,392,586	13,683	8,106	388,146	443,600
Purchased	559	5,519	2,295,650	1,997,652	6,501	11,674	3,954	2,447	1,408	2,412
Transferred between Sub-Accounts and Fixed	-	-	-	-	-	-	-	-	-	-
Accumulation Account	(2,485)	2,716	261,397	144,030	27,997	28,038	9,202	3,135	41,812	25,156
Withdrawn, Surrendered and Annuitized	(46)	(145)	(190,987)	(98,316)	(358,595)	(405,347)	(3,266)	(5)	(75,192)	(83,022)
End of year	8,755	10,727	4,829,607	2,463,547	1,702,854	2,026,951	23,573	13,683	356,174	388,146

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	MV1		MVS		OCA		OGG		OMG
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004 (g)	2005	2004
Operations:
Net investment income (loss)	$(8,279)	$(6,054)	$503	$(5,289)	$(16,821)	$(16,210)	$(3,034)	$(578)	$(99,749)	$(40,336)
Net realized gains (losses)	30,278	4,287	327,230	144,438	27,035	14,135	4,101	459	49,865	2,219
Net unrealized gains (losses)	39,257	140,402	28,750	743,814	40,674	67,345	38,364	15,725	700,257	394,331
Increase (Decrease) in net assets from operations	$61,256	$138,635	$356,483	$882,963	$50,888	$65,270	$39,431	$15,606	$650,373	$356,214

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$103,227	$434,309	$18,546	$5,045	$280,156	$365,359	$303,617	$105,199	$8,670,855	$4,875,048
Net transfers between Sub-Accounts and Fixed Account	35,902	189,358	499,079	752,211	(14,161)	288,897	8,309	9,052	1,800,438	959,955
Withdrawals, surrenders, annuitizations and contract charges	(64,917)	(16,641)	(1,235,915)	(1,083,316)	(100,847)	(30,714)	(11,443)	(4,543)	(313,089)	(80,904)
Net accumulation activity	$74,212	$607,026	$(718,290)	$(326,060)	$165,148	$623,542	$300,483	$109,708	$10,158,204	$5,754,099

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	(141)	(289)	-	-	-	-	-	-
Net annuitization activity	$-	$-	$(141)	$(289)	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$74,212	$607,026	$(718,431)	$(326,349)	$165,148	$623,542	$300,483	$109,708	$10,158,204	$5,754,099

Increase (Decrease) in net assets	$135,468	$745,661	$(361,948)	$556,614	$216,036	$688,812	$339,914	$125,314	$10,808,577	$6,110,313

Net Assets:
Beginning of year	$1,300,778	$555,117	$7,105,118	$6,548,504	$1,336,987	$648,175	$125,314	$	$6,176,660	$66,347
End of year	$1,436,246	$1,300,778	$6,743,170	$7,105,118	$1,553,023	$1,336,987	$465,228	$125,314	$16,985,237	$6,176,660

Unit Transactions:
Beginning of year	100,522	49,506	511,261	536,812	105,606	52,771	10,232		504,529	5,592
Purchased	7,463	36,544	1,304	399	22,879	31,926	24,069	9,759	728,607	424,616
Transferred between Sub-Accounts and Fixed	-	-	-	-	-	-	-	-	-	-
Accumulation Account	2,798	15,882	35,926	56,908	(827)	23,451	675	845	150,349	81,826
Withdrawn, Surrendered and Annuitized	(4,755)	(1,410)	(86,947)	(82,858)	(8,045)	(2,542)	(899)	(372)	(33,841)	(7,505)
End of year	106,028	100,522	461,544	511,261	119,613	105,606	34,077	10,232	1,349,644	504,529

(g) for the period February 2, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	OMS		PMB		PLD		PRR		PTR
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004 (g)	2005	2004 (g)	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(4,095)	$(861)	$4,381	$336	$147,193	$(12,319)	$21,431	$(3,022)	$32,429	$521
Net realized gains (losses)	7,539	759	4,348	1,341	33,019	22,658	26,455	27,615	39,028	23,545
Net unrealized gains (losses)	22,290	14,683	5,308	111	(250,194)	(11,358)	(46,248)	8,706	(59,857)	12,369
Increase (Decrease) in net assets from operations	$25,734	$14,581	$14,037	$1,788	$(69,982)	$(1,019)	$1,638	$33,299	$11,600	$36,435

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$133,684	$89,229	$154,917	$23,512	$8,412,763	$6,545,085	$1,623,121	$466,741	$728,092	$507,924
Net transfers between Sub-Accounts and Fixed Account	42,914	4,821	51,945	7,369	2,104,477	1,669,618	474,057	405,898	286,922	301,287
Withdrawals, surrenders, annuitizations and contract charges	(6,359)	(4,753)	(3,607)	1	(841,171)	(137,454)	(837,567)	(29,276)	(244,738)	(50,930)
Net accumulation activity	$170,239	$89,297	$203,255	$30,882	$9,676,069	$8,077,249	$1,259,611	$843,363	$770,276	$758,281

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$170,239	$89,297	$203,255	$30,882	$9,676,069	$8,077,249	$1,259,611	$843,363	$770,276	$758,281

Increase (Decrease) in net assets	$195,973	$103,878	$217,292	$32,670	$9,606,087	$8,076,230	$1,261,249	$876,662	$781,876	$794,716

Net Assets:
Beginning of year	$115,669	$11,791	$32,670	$-	$8,076,230	$-	$960,293	$83,631	$1,551,228	$756,512
End of year	$311,642	$115,669	$249,962	$32,670	$17,682,317	$8,076,230	$2,221,542	$960,293	$2,333,104	$1,551,228

Unit Transactions:
Beginning of year	8,062	898	2,016	-	807,314	-	86,845	7,757	144,404	72,475
Purchased	8,494	7,099	9,129	1,556	853,709	655,489	151,801	42,971	69,311	48,676
Transferred between Sub-Accounts and Fixed Accumulation Account	2,823	361	2,998	460	211,242	166,594	43,410	38,836	27,604	28,102
Withdrawn, Surrendered and Annuitized	(418)	(296)	(209)	-	(94,066)	(14,769)	(80,441)	(2,719)	(23,336)	(4,849)
End of year	18,961	8,062	13,934	2,016	1,778,199	807,314	201,615	86,845	217,983	144,404

(g) for the period February 2, 2004 (commencement of operations) through December 31, 2004.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	SSA		IGB		SRE		SC3		CMM
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Period Ended	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005 (g)	2004 (g)	2005	2004 (g)	2005	2004 (g)	2005	2004	2005 (h)	2004
Operations:
Net investment income (loss)	$(26)	$-	$1,600	$100	$(4,803)	$(5,473)	$(1,909)	$(797)	$42	$-
Net realized gains (losses)	1,399	-	822	(4)	210,352	3,788	83,845	44,202	-	-
Net unrealized gains (losses)	(1,268)	-	(2,121)	141	(10,704)	128,970	(37,746)	104,828	-	-
Increase (Decrease) in net assets from operations	$105	$-	$301	$237	$194,845	$127,285	$44,190	$148,233	$42	$-

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$540	$-	$92,500	$5,025	$1,500,529	$764,196	$6,579	$97,531	$16,420	$-
Net transfers between Sub-Accounts and Fixed Account	9,808	-	3,680	4,564	288,542	5,482	(51,179)	115,263	2,441	-
Withdrawals, surrenders, annuitizations and contract charges	-	-	(5,509)	(1)	(34,226)	(4,622)	(47,265)	(55,910)	(6)	-
Net accumulation activity	$10,348	$-	$90,671	$9,588	$1,754,845	$765,056	$(91,865)	$156,884	$18,855	$-

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$10,348	$-	$90,671	$9,588	$1,754,845	$765,056	$(91,865)	$156,884	$18,855	$-

Increase (Decrease) in net assets	$10,453	$-	$90,972	$9,825	$1,949,690	$892,341	$(47,675)	$305,117	$18,897	$-

Net Assets:
Beginning of year	$-	$-	$9,825	$-	$892,341	$-	$637,209	$332,092	$-	$-
End of year	$10,453	$-	$100,797	$9,825	$2,842,031	$892,341	$589,534	$637,209	$18,897	$-

Unit Transactions:
Beginning of year	-	-	950	-	71,956	-	36,312	24,813	-	-
Purchased	51	-	9,032	498	122,784	72,008	400	7,072	1,636	-
Transferred between Sub-Accounts and Fixed Accumulation Account	915	-	356	452	23,463	441	(2,790)	8,324	244	-
Withdrawn, Surrendered and Annuitized	-	-	(529)	-	(3,922)	(493)	(2,702)	(3,897)	(1)	-
End of year	966	-	9,809	950	214,281	71,956	31,220	36,312	1,879	-
(g) for the period February 2, 2004 (commencement of operations) through December 31, 2004, Fund SSA first activity in 2005.

(h) for the period April 25, 2005 (commencement of operations) through December 31, 2005.

See notes to financial statements

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.) and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements

(1) Organization

Sun Life (N.Y.) Variable Account C (the ''Variable Account''), a separate account of Sun Life Insurance and Annuity Company of New York, the (''Sponsor'') (a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)), was established on October 18, 1985 as a funding vehicle for the variable portion of Regatta (N.Y.) contracts, Regatta Gold (N.Y.) contracts, Regatta Extra (N.Y.) contracts, Regatta Masters Flex (N.Y.) contracts, Regatta Masters Extra (N.Y.) contracts, Regatta Masters Access (N.Y.) contracts, Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) contracts (collectively, the "Contracts") and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust and exists in accordance with the regulations of the New York State Insurance Department.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain open-end mutual funds registered under the Investment Act of 1940. With respect to the Regatta (N.Y.) contracts, Regatta Gold (N.Y.) contracts, and Regatta Extra (N.Y.) contracts, the funds include MFS/Sun Life Series Trust (the "Series Trust"). With respect to the Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.) contracts, Regatta Masters Access (N.Y.) contracts, Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) contracts, the funds include Franklin Templeton Variable Insurance Products Trust, Liberty Variable Investment Trust, Lord Abbett Series Fund, Inc., the "Series Trust", Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and Sun Capital Advisers Trust (collectively with the Series Trust, the "Funds").

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. The portion of the Variable Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations

Investments in shares of the Funds are recorded at their net asset value. The Funds value their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Funds shares and are recognized on the ex-dividend date.

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(2) Significant Accounting Policies - continued

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

(3) Contract Charges and Related Party Transactions

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. These deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5

Regatta (N.Y.) contracts	1.25%
Regatta Gold (N.Y.) contracts	1.25%
Regatta Extra (N.Y.) contracts	1.30%	1.45%
Regatta Masters Flex (N.Y.) contracts	1.30%	1.50%	1.70%	1.90%
Regatta Masters Extra (N.Y.) contracts	1.40%	1.60%	1.80%	2.00%
Regatta Masters Access (N.Y.) contracts	1.35%	1.55%	1.75%
Regatta Masters Choice (N.Y.) contracts	1.05%	1.25%	1.30%	1.45%	1.65%
Regatta Masters Reward (N.Y.) contracts	1.40%	1.60%	1.80%	2.00%
Regatta Masters Select (N.Y.) contracts	1.05%	1.25%	1.30%	1.45%	1.65%

Each year on the contract anniversary, an account administration fee (''Account Fee'') of $30 is deducted from each contract's accumulation account. After the annuity commencement date the Account Fee is deducted pro rata from each variable annuity payment made during the year. In addition, a deduction is made from the Variable Account at the end of each valuation period (during both the accumulation period and after annuity payments begin) at an effective annual rate of 0.15% of the daily net assets of the Variable Account. These charges are paid to the Sponsor to reimburse it for administrative expenses which exceed the revenues received from the Account Fee.

Massachusetts Financial Services Company is the investment adviser to the Series Trust. Sun Capital Advisers, Inc. is the investment adviser to Sun Capital Advisers Trust. Both are affiliates of the Sponsor and charge management fees at an effective annual rate ranging from .57% to 1.74% and 1.25% of the Funds' net assets, respectively.

The Sponsor does not deduct a sales charge from the purchase payments. However, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, will be deducted to cover certain expenses relating to the sale of Regatta (N.Y.) and Regatta Gold (N.Y.) contracts; 8% for Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.) and Regatta Masters Choice (N.Y.); and for 7% for Regatta Masters Reward (N.Y.) and Regatta Masters Select (N.Y).

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

For the year ended December 31, 2005, the Sponsor received the following amounts related to the above mentioned contract and surrender charges. These charges are reflected in the ''Withdrawals, surrenders, annuitizations and contract charges'' line of the Statements of Changes in Net Assets.

	Contract Charges	Surrender Charges
Franklin Templeton Variable Insurance Products Trust
Franklin Mutual Shares Securities Fund	$50	$263
Templeton Growth Securities Fund Class 2	25
Templeton International Securities Fund	1,480	5,586
Franklin Small Cap Value Securities Fund	82	196
Liberty Variable Investment Trust
Wanger Select Fund
Lord Abbett Series Fund, Inc.
All Value Portfolio	18
Growth & Income Portfolio	1,533	4,210
Growth Opportunities	601	576
Mid-Cap Value	690	580
MFS/Sun Life Trust:
Bond S Class	152
Bond Series	952	324
Capital Appreciation S Class	63
Capital Appreciation Series	12,361	4,763
Capital Opportunities S Class	11
Capital Opportunities Series	1,910	1,483
Emerging Growth S Class	47	181
Emerging Growth Series	6,585	265
Emerging Markets Equity S Class	7
Emerging Markets Equity Series	462	3
Global Governments S Class	4
Global Governments Series	931	100
Global Growth S Class	34
Global Growth Series	3,038	3,630
Global Total Return S Class	48	0
Global Total Return Series	2,230	118
Government Securities S Class	1,574	11,304
Government Securities Series	3,858	2,564
High Yield S Class	1,122	2,412
High Yield Series	3,448	4,150
International Growth S Class	36	0
International Growth Series	631	410
International Investors Trust S Class	1,226	21
International Value S Class	3
Managed Sectors S Class	0
Managed Sectors Series	727	(241)
Massachusetts Investors Growth Stock S Class	261	211
Massachusetts Investors Growth Stock Series	2,320	2,349
Massachusetts Investors Trust S Class	702	2,446

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

	Contract Charges	Surrender Charges
MFS/Sun Life Series Trust - continued:
Massachusetts Investors Trust Series	$13,113	$19,398
Mid Cap Growth S Class	299	1,376
Mid Cap Value S Class	286	560
Money Market S Class	1,331	6,587
Money Market Series	3,958	5,883
New Discovery S Class	900	1,161
New Discovery Series	1,168	134
Research S Class	13
Research Series	8,308	553
Research Growth and Income S Class	896	241
Research Growth and Income Series	3
Research International S Class	513	1,200
Research International Series	479	9
Strategic Growth S Class	453	2,951
Strategic Growth Series	210
Strategic Income S Class	64
Strategic Income Series	396	388
Strategic Value S Class	36
Total Return S Class	8,849	48,624
Total Return Series	14,723	14,532
Utilities S Class	92
Utilities Series	3,148	4,430
Value S Class	303	45
Value Series	2,067	530
Oppenheimer Variable Account Funds
Capital Appreciation Fund	457	2,785
Global Securities Fund	35
Main St. Growth and Income Fund	1,131	5,543
Main St. Small Cap Growth Fund	42
PIMCO Variable Insurance Trust
Emerging Markets Bond Portfolio	5
Low Duration Portfolio	1,094	11,786
Real Return Bond Portfolio	401	331
Total Return Bond Portfolio	781	3,163
Sun Capital Advisers Trust
All Cap S Class
Investment Grade Bond S Class	15
Real Estate Fund S Class	605	578
Real Estate Fund	458	1,472
Sun Capital Money Market S Class

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(4) Annuity Reserves

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4% for Regatta (N.Y.) contracts and 3% for Regatta Gold (N.Y.) contracts with an annuity commencement date prior to January 1, 2000. Annuity reserves are calculated using the 2000 Individual Annuitant Mortality Table and an assumed interest rate of 4% for Regatta (N.Y.) contracts and 3% for Regatta Gold (N.Y.) and Regatta Extra (N.Y.) contracts with an annuity commencement date on or after January 1, 2000. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

(5) Investment Purchases and Sales

The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares of the Funds for each Sub-Account for the year ended December 31, 2005:

	Purchases	Sales
Franklin Templeton Variable Insurance Products Trust
Franklin Mutual Shares Securities Fund	$417,444	$83,063
Templeton Growth Securities Fund Class 2	141,131	10,986
Templeton International Securities Fund	9,092,751	1,198,255
Franklin Small Cap Value Securities Fund	175,595	61,331
Liberty Variable Investment Trust
Wanger Select Fund	19,100	2,137
Lord Abbett Series Fund, Inc.
All Value Portfolio	32,995	49,021
Growth & Income Portfolio	6,862,474	1,777,381
Growth Opportunities	1,242,870	85,625
Mid-Cap Value	1,261,717	723,611
MFS/Sun Life Series Trust:
Bond S Class	106,011	70,556
Bond Series	490,470	665,863
Capital Appreciation S Class	40,670	30,637
Capital Appreciation Series	5,016,274	5,313,990
Capital Opportunities S Class	29,557	54,743
Capital Opportunities Series	87,851	1,015,402
Emerging Growth S Class	135,778	19,702
Emerging Growth Series	71,472	2,512,976
Emerging Markets Equity S Class	30,274	13,781
Emerging Markets Equity Series	829,551	368,734
Global Governments S Class	660	4,866
Global Governments Series	255,595	408,646
Global Growth S Class	19,748	7,348
Global Growth Series	367,782	1,743,307
Global Total Return S Class	70,858	46,493
Global Total Return Series	934,847	1,213,394
Government Securities S Class	4,656,021	939,335
Government Securities Series	704,581	2,451,683

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(5) Investment Purchases and Sales - continued

MFS/Sun Life Series Trust - continued:	Purchases	Sales
High Yield S Class	$1,395,088	$259,753
High Yield Series	746,219	2,940,085
International Growth S Class	1,811	5,329
International Growth Series	163,420	345,651
International Investors Trust S Class	31,750	38,869
International Value S Class	666,214	450,576
Managed Sectors S Class	77	23,119
Managed Sectors Series	58,050	5,043,878
Massachusetts Investors Growth Stock S Class	85,619	109,807
Massachusetts Investors Growth Stock Series	211,939	1,219,646
Massachusetts Investors Trust S Class	6,545,221	247,758
Massachusetts Investors Trust Series	871,695	7,377,200
Mid Cap Growth S Class	28,787	115,758
Mid Cap Value S Class	92,647	110,985
Money Market S Class	3,667,666	1,384,177
Money Market Series	3,534,400	5,408,807
New Discovery S Class	2,408,960	288,231
New Discovery Series	42,618	1,016,511
Research S Class	21,878	2,915
Research Series	296,697	3,369,204
Research Growth and Income S Class	183	1,793
Research Growth and Income Series	191,685	628,248
Research International S Class	1,458,913	355,063
Research International Series	346,469	331,095
Strategic Growth S Class	145,875	219,360
Strategic Growth Series	15,732	137,891
Strategic Income S Class	30,238	4,902
Strategic Income Series	569,350	303,674
Strategic Value S Class	22,879	29,628
Total Return S Class	32,091,197	3,425,063
Total Return Series	3,919,176	9,484,514
Utilities S Class	237,329	78,627
Utilities Series	1,470,049	2,364,380
Value S Class	228,643	162,710
Value Series	879,148	1,596,934
Oppenheimer Variable Account Funds
Capital Appreciation Fund	353,489	205,162
Global Securities Fund	321,467	24,018
Main St. Growth and Income Fund	10,867,306	808,851
Main St. Small Cap Growth Fund	206,979	37,064

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(5) Investment Purchases and Sales - continued

	Purchases	Sales
PIMCO Variable Insurance Trust
Emerging Markets Bond Portfolio	$226,496	$14,431
Low Duration Portfolio	11,274,069	1,405,185
Real Return Bond Portfolio	2,597,131	1,292,322
Total Return Bond Portfolio	1,212,166	373,080
Sun Capital Advisers Trust
Sun Capital Money Marker S Class	11,758	25
Investment Grade Bond S Class	99,712	6,613
Real Estate Fund S Class	2,120,579	206,426
Real Estate Fund	92,571	137,989
Sun Capital Money Market S Class	33,187	14,290

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights

The summary of unit values, units outstanding for variable annuity contracts, net assets, investment income ratio, expense ratio's, excluding expenses of the underlying funds and the total return, for the years ended December 31, are as follows:
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
FMS
	December 31, 2005	36,128	$11.4756	to	$14.8645	$512,537	0.94%	1.35%	to	2.10%	8.24%	to	9.07%
	December 31, 2004	10,733	12.0029	to	13.6772	140,328	0.78	1.35	to	2.10	10.26	to	11.11
	December 31, 2003 (c)	3,938	11.7224	to	12.3538	48,049	-	1.65	to	2.10	17.22	to	23.02	(y)
FTG
	December 31, 2005	9,583	16.6698	to	16.8638	160,657	1.29	1.55	to	1.90	6.80	to	7.18
	December 31, 2004 (g)	1,307	15.6261	to	15.6980	20,450	0.47	1.65	to	1.85	13.87	to	14.11	(y)
FTI
	December 31, 2005	1,001,875	11.5856	to	16.3623	15,071,971	1.05	1.35	to	2.30	7.64	to	8.69
	December 31, 2004	427,612	12.5328	to	15.1080	6,081,325	0.84	1.35	to	2.30	15.80	to	16.92	(y)
	December 31, 2003 (d)	41,808	10.7884	to	12.9673	535,856	0.10	1.35	to	2.30	7.88	to	29.97	(y)
FVS
	December 31, 2005	22,483	14.4076	to	17.4724	373,043	0.75	1.35	to	2.10	6.49	to	7.30
	December 31, 2004	15,053	13.4815	to	16.3410	233,988	0.17	1.35	to	2.10	21.14	to	22.07	(y)
	December 31, 2003 (c)	1,159	12.5895	to	13.4342	15,062	0.15	1.65	to	2.10	25.89	to	29.88	(y)
WTF
	December 31, 2005 (h)	1,554	11.5003	to	11.5458	17,871	-	1.35	to	1.85	15.00	to	15.46
LAV
	December 31, 2005	8,046	12.3723	to	12.5157	100,042	0.31	1.35	to	1.90	4.93	to	5.51
	December 31, 2004 (g)	9,342	11.7915	to	11.8363	110,302	1.13	1.55	to	1.90	13.51	to	13.91	(y)
LA1
	December 31, 2005	879,242	10.6290	to	14.5279	11,598,746	1.26	1.35	to	2.30	0.88	to	1.86
	December 31, 2004	512,793	12.0678	to	14.3137	6,850,031	1.58	1.35	to	2.30	10.06	to	11.13	(y)
	December 31, 2003 (c)	74,789	10.9299	to	12.9263	940,155	2.54	1.65	to	2.30	9.30	to	28.79	(y)
LA9
	December 31, 2005	159,566	11.1508	to	11.5672	1,830,266	-	1.35	to	2.30	2.22	to	3.21
	December 31, 2004 (g)	55,012	11.0919	to	11.2069	613,360	-	1.35	to	2.30	8.67	to	9.73	(y)
LA2
	December 31, 2005	133,865	11.4941	to	16.2736	2,020,469	0.54	1.35	to	2.25	5.79	to	6.76
	December 31, 2004	101,211	13.3052	to	15.2966	1,468,192	0.66	1.35	to	2.30	21.18	to	22.36	(y)
	December 31, 2003 (d)	581	12.1352	to	12.5454	7,199	1.43	1.70	to	1.90	21.35	to	22.64	(y)
MF7
	December 31, 2005	47,319	10.4763	to	12.0404	541,384	5.82	1.35	to	2.10	(0.54)	to	0.22
	December 31, 2004	46,528	10.5273	to	12.0256	537,499	5.96	1.35	to	2.10	3.68	to	4.48	(y)
	December 31, 2003	27,268	10.1485	to	11.5220	303,064	3.43	1.45	to	2.10	1.48	to	7.84	(y)
	December 31, 2002 (a)	11,203	10.6700	to	10.6840	119,572	-	1.45	to	1.60	6.70	to	6.84
BDS
	December 31, 2005	163,530	13.9590			2,282,719	6.18	1.40	to	1.40	0.35
	December 31, 2004	187,739	13.9100			2,610,710	6.30	1.35	to	2.10	4.78
	December 31, 2003	214,107	13.2754			2,841,670	4.84	1.40			8.21
	December 31, 2002	189,891	12.2687			2,346,071	3.47	1.40			8.08
	December 31, 2001	104,737	11.3517			1,188,892	2.59	1.30	to	1.45	6.30
MFD
	December 31, 2005	18,561	10.2749	to	12.9125	192,046	0.39	1.45	to	1.90	(1.27)	to	(0.82)
	December 31, 2004	17,339	10.3757	to	13.0524	181,148	-	1.45	to	1.90	8.67	to	9.17
	December 31, 2003	19,323	9.5185	to	11.9862	185,103	-	1.45	to	1.90	12.92	to	26.49
	December 31, 2002 (a)	6,547	7.5366	to	7.5465	49,368	-	1.45	to	1.60	(24.63)	to	(24.53)
CAS
	December 31, 2005	1,225,268	13.4231	to	20.1918	19,137,284	0.64	1.40			(0.47)
	December 31, 2004	1,218,785	13.4868	to	20.2878	19,138,943	0.06	1.60	to	1.95	9.48
	December 31, 2003	2,308,546	12.3185	to	18.5303	21,200,026	-	1.40			26.93
	December 31, 2002	1,718,560	9.7046	to	14.5983	19,590,383	0.18	1.40			(33.32)
	December 31, 2001	2,149,799	14.5540	to	21.8936	37,055,148	0.36	1.25	to	1.45	(26.35)

(a) for the period March 1, 2002 (commencement of operations) through December 31, 2002.

(c) for the period June 1, 2003 (commencement of operations) through December 31, 2003.

(d) for the period July 1, 2003 (commencement of operations) through December 31, 2003.

(g) for the period February 2, 2004 (commencement of operations) through December 31, 2004.

(h) for the period April 25, 2005 (commencement of operations) through December 31, 2005.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
CO1
	December 31, 2005	3,422	$10.5893	to	13.7698	$44,845	1.03%	1.35	% to	1.90%	(0.61)%	to	(0.05)%
	December 31, 2004	6,354	10.5595	to	12.8882	69,158	0.29	1.45	to	1.85	10.44	to	10.89	(y)
	December 31, 2003	4,850	9.5373	to	9.5644	46,280	0.14	1.45	to	1.60	25.96	to	26.15
	December 31, 2002 (a)	5,419	7.5719	to	7.5819	41,040	0.05	1.45	to	1.60	(24.28)	to	(24.18)
COS
	December 31, 2005	184,033	13.2996			2,447,558	0.98	1.40			0.24
	December 31, 2004	254,152	13.2677			3,371,736	0.49	1.40			11.24
	December 31, 2003	298,753	11.9276			3,563,173	0.35	1.40			26.53
	December 31, 2002	349,823	9.4264			3,297,434	0.09	1.40			(31.36)
	December 31, 2001	506,229	13.7322			6,950,523	-	1.30	to	1.45	(26.00)
MFF
	December 31, 2005	21,068	11.3274	to	14.6297	262,983	-	1.35	to	1.90	6.84	to	7.43
	December 31, 2004	10,936	10.5705	to	13.6659	124,762	-	1.45	to	1.90	10.81	to	11.32	(y)
	December 31, 2003	8,001	9.5100	to	12.3073	82,229	-	1.45	to	1.85	15.47	to	29.24	(y)
	December 31, 2002 (a)	3,308	7.3697	to	7.3794	24,395	-	1.45	to	1.60	(26.30)	to	(26.21)
EGS
	December 31, 2005	610,176	15.1231			9,280,671	-	1.40			7.64
	December 31, 2004	773,079	14.0503			10,926,938	-	1.40			11.67
	December 31, 2003	978,305	12.5815			12,374,317	-	1.40			29.68
	December 31, 2002	1,179,567	9.7019			11,550,959	-	1.40			(35.09)
	December 31, 2001	1,536,602	14.9457			23,049,534	-	1.30	to	1.45	(35.49)
EM1
	December 31, 2005	6,181	22.8109	to	22.9454	141,368	0.52	1.45	to	1.60	34.27	to	34.47
	December 31, 2004	5,451	16.9889	to	17.0632	92,805	0.91	1.45	to	1.60	24.85	to	25.04
	December 31, 2003	4,623	13.6074	to	13.6461	62,962	0.47	1.45	to	1.60	49.70	to	49.92
	December 31, 2002 (a)	3,271	9.0901	to	9.1020	29,730	-	1.45	to	1.60	(9.10)	to	(8.98)
FCE
	December 31, 2005	84,999	16.5879			1,453,126	0.67	1.40			34.88
	December 31, 2004	53,476	12.2981			691,507	1.01	1.40			25.42
	December 31, 2003	55,648	9.8055			545,836	0.44	1.40			50.50
	December 31, 2002	42,762	6.5154			278,736	0.99	1.40			(3.29)
	December 31, 2001	30,074	6.7371			202,679	-	1.30	to	1.45	(2.41)
GG1
	December 31, 2005	441	13.3529			5,888	9.56	1.60			(8.97)
	December 31, 2004	770	14.6689			11,287	9.70	1.60			8.04
	December 31, 2003 (c)	329	13.5776			4,462	-	1.60			13.46			(y)
GGS
	December 31, 2005	81,491	13.8573	to	16.9267	1,283,646	10.46	1.40			(8.48)
	December 31, 2004	100,431	15.1418	to	18.4956	1,721,361	12.70	1.40			8.54
	December 31, 2003	228,740	13.9510	to	17.0411	1,950,149	5.23	1.40			14.00
	December 31, 2002	155,972	12.2376	to	14.9481	2,121,418	-	1.40			18.96
	December 31, 2001	194,789	10.2875	to	12.5661	2,293,608	-	1.25	to	1.45	(3.50)
GG2
	December 31, 2005	4,395	13.7937	to	16.0191	63,039	0.23	1.45	to	1.85	7.71	to	8.15
	December 31, 2004	3,372	12.7739	to	14.8498	44,815	0.31	1.45	to	1.85	13.27	to	13.73	(y)
	December 31, 2003	1,142	11.2486	to	13.0899	13,101	0.30	1.60	to	1.70	24.40	to	32.97
	December 31, 2002 (a)	1,059	8.4597			8,956	-	1.60			(15.40)
GGR
	December 31, 2005	304,648	19.6936	to	23.1251	6,475,959	0.48		1.40		8.52
	December 31, 2004	374,143	18.1476	to	21.3097	7,278,975	0.48		1.40		14.01
	December 31, 2003	424,744	15.9174	to	18.6909	7,217,536	0.49		1.40		33.57
	December 31, 2002	506,440	11.9165	to	13.9928	6,488,943	0.29		1.40		(20.48)
	December 31, 2001	701,394	14.9862	to	17.5974	11,227,056	0.70	1.30	to	1.45	(20.80)
GT2
	December 31, 2005	20,792	14.2701	to	14.3542	297,996	3.80	1.45	to	1.60	1.89	to	2.04
	December 31, 2004	20,779	14.0056	to	14.0668	292,001	2.38	1.45	to	1.60	15.00	to	15.18
	December 31, 2003	19,492	12.1786	to	12.2132	237,958	2.28	1.45	to	1.60	20.57	to	20.76	(y)
	December 31, 2002 (a)	15,432	10.1005	to	10.1138	156,077	-	1.45			1.14

(a) For the period March 1, 2002 (commencement of operations) through December 31, 2002.

(c) For the period June 1, 2003 (commencement of operations) through December 31, 2003.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added the sub-account during the period. See footnote ****

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
GTR
	December 31, 2005	237,423	$19.7207			$4,797,953	4.38%	1.40%			2.33%
	December 31, 2004	275,475	19.2709			5,433,092	2.58	1.40			15.50
	December 31, 2003	311,789	16.6854			5,234,115	2.21	1.40			21.28
	December 31, 2002	222,222	13.7581			3,085,612	1.99	1.40			(0.79)
	December 31, 2001	284,489	13.8673			3,983,458	4.12	1.30	to	1.45	(7.49)
MFK
	December 31, 2005	899,358	9.9338	to	10.9515	9,243,056	4.10	1.35	to	2.30	(0.33)%	to	0.63
	December 31, 2004	551,828	9.9670	to	10.8936	5,688,851	4.60	1.35	to	2.30	1.16	to	2.15	(y)
	December 31, 2003	216,545	9.8525	to	10.6753	2,212,594	1.78	1.45	to	2.30	(1.48)	to	0.66	(y)
	December 31, 2002 (a)	31,653	10.6196	to	10.6336	336,275	2.07	1.45	to	1.60	6.20	to	6.34
GSS
	December 31, 2005	462,759	15.0138	to	17.0563	7,297,597	4.83	1.40			0.89
	December 31, 2004	593,930	14.8808	to	16.9051	9,252,213	5.79	1.40			2.32
	December 31, 2003	1,289,650	14.5427	to	16.5211	12,166,611	4.55	1.40			0.74
	December 31, 2002	1,064,704	14.4361	to	16.3999	16,023,249	4.33	1.40			8.29
	December 31, 2001	826,525	13.3313	to	15.1449	11,688,461	5.48	1.25	to	1.45	5.96
MFC
	December 31, 2005	203,374	10.1115	to	13.6278	2,467,430	7.69	1.35	to	2.30	(0.40)	to	0.56
	December 31, 2004	115,049	11.1322	to	13.5996	1,435,092	6.12	1.35	to	2.30	6.85	to	7.89	(y)
	December 31, 2003	39,343	10.3852	to	12.6501	466,350	3.45	1.45	to	2.30	3.85	to	19.45	(y)
	December 31, 2002 (a)	4,918	10.1246	to	10.1379	49,809	15.55	1.45	to	1.60	1.25	to	1.38
HYS
	December 31, 2005	410,540	15.0602	to	19.0475	6,386,367	8.70	1.40			0.79
	December 31, 2004	587,434	14.9426	to	18.8988	9,104,555	8.07	1.40			8.03
	December 31, 2003	930,566	13.8321	to	17.4943	10,639,033	9.07	1.40			19.76
	December 31, 2002	800,400	11.5494	to	14.6072	9,711,508	10.18	1.40			1.28
	December 31, 2001	984,957	11.4032	to	14.4223	11,839,253	9.68	1.25	to	1.45	0.34
IG1
	December 31, 2005	3,758	16.3762	to	16.4727	61,815	0.70	1.45	to	1.60	12.80	to	12.97
	December 31, 2004	3,964	14.5186	to	14.5820	57,748	0.37	1.45	to	1.60	16.68	to	16.86
	December 31, 2003	4,503	12.4432	to	12.4785	56,145	0.64	1.45	to	1.60	36.14	to	36.35
	December 31, 2002 (a)	2,033	9.1398	to	9.1518	18,596		1.45	to	1.60	(8.60)	to	(8.48)
FCG
	December 31, 2005	113,047	14.9579			1,769,881	0.99	1.40			13.33
	December 31, 2004	125,684	13.1987			1,731,653	0.57	1.40			17.29
	December 31, 2003	127,529	11.2527			1,443,243	0.74	1.40			36.75
	December 31, 2002	149,436	8.2285			1,236,050	0.53	1.40			(13.10)
	December 31, 2001	142,195	9.4694			1,353,948	0.70	1.30	to	1.45	(17.06)
MI1
	December 31, 2005	6,616	18.0029			119,127	0.99	1.60	to	1.60	13.10
	December 31, 2004	7,212	15.9177			114,798	0.68	1.60			25.69
	December 31, 2003	5,663	12.6638			71,708	0.78	1.60			31.07
	December 31, 2002	5,003	9.6620			48,342		1.60			(3.88)
MII
	December 31, 2005	155,225	21.1517			3,341,909	1.12	1.40			13.63
	December 31, 2004	145,667	18.6144			2,773,078	0.78	1.40			26.25
	December 31, 2003	158,835	14.7437			2,368,837	1.08	1.40			31.78
	December 31, 2002 (a)	193,097	11.1880			2,185,230	0.82	1.40			(7.24)
	December 31, 2001	212,897	12.0613			2,597,478	0.31	1.30	to	1.45	(15.77)
MS1
	December 31, 2005	-	-			-	0.32	0.47			(7.80)
	December 31, 2004	2,429	10.2696			24,966	-	1.60			4.74
	December 31, 2003	3,173	9.8052			31,123	-	1.60			22.91
	December 31, 2002 (a)	3,173	7.9776			25,313	-	1.60			(20.22)
	December 31, 2001	78,580	9.6140	to	9.6377	756,187	-	1.15	to	1.85	(3.86)	to	(3.62)

(a) for the period March 1, 2002 (commencement of operations) through December 31, 2002.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
MSS
	December 31, 2005	-	$-	to	$ -	$-	0.55%	0.53%			(7.64)%
	December 31, 2004	354,963	13.4264	to	18.7774	5,389,428	0.04	1.40			5.21
	December 31, 2003	659,176	12.7610	to	17.8468	6,263,547	-	1.40			23.56
	December 31, 2002	518,515	10.3281	to	14.4442	6,079,132	-	1.40			(27.01)
	December 31, 2001	675,147	14.1506	to	19.7902	10,845,725	-	1.25	to	1.45	(36.41)
M1B
	December 31, 2005	64,029	10.2812	to	12.3920	744,927	0.29	1.35	to	2.10	1.97	to	2.75
	December 31, 2004	65,643	10.0311	to	12.1028	741,052	-	1.35	to	2.10	7.05	to	7.88	(y)
	December 31, 2003	34,831	9.3224	to	11.2591	344,319	-	1.45	to	2.10	11.02	to	21.07
	December 31, 2002 (a)	17,191	7.7120	to	7.7222	132,655	0.12	1.45	to	1.60	(22.78)	to	(22.77)
MIS
	December 31, 2005	555,446	8.2787			4,661,601	0.53	1.40			2.94
	December 31, 2004	674,360	8.0426			5,496,754	0.07	1.60			8.09
	December 31, 2003	768,535	7.4405			5,795,930	-	1.40			21.68
	December 31, 2002	810,817	6.1146			5,047,465	0.15	1.40			(29.05)
	December 31, 2001	882,693	8.6184			7,712,417	0.11	1.30	to	1.45	(25.94)
MFL
	December 31, 2005	544,820	11.0803	to	13.4086	7,009,985	0.70	1.35	to	2.30	4.96	to	5.97
	December 31, 2004	31,545	10.7944	to	12.6977	358,773	0.75	1.35	to	1.90	9.61	to	10.23	(y)
	December 31, 2003	24,551	9.8178	to	11.5607	245,283	0.91	1.45	to	1.90	13.94	to	20.68
	December 31, 2002 (a)	11,990	8.1481	to	8.1588	97,728		1.45	to	1.60	(18.52)	to	(18.41)
MIT
	December 31, 2005	1,453,559	17.0852	to	25.2526	26,911,091	0.98	1.40			6.22
	December 31, 2004	1,820,277	16.0844	to	23.7734	31,632,895	1.06	1.40			10.44
	December 31, 2003	2,266,305	14.5644	to	21.5267	35,815,638	1.15	1.40			21.14
	December 31, 2002	2,710,773	12.0229	to	17.7703	35,510,594	1.04	1.40			(22.32)
	December 31, 2001	3,411,049	15.4765	to	22.8749	57,479,906	0.81	1.25	to	1.45	(16.90)
MC1
	December 31, 2005	28,801	9.5902	to	15.1887	392,453	-	1.35	to	2.30	0.42	to	1.39
	December 31, 2004	35,363	9.4823	to	15.0330	470,521	-	1.35	to	2.30	11.65	to	12.74	(y)
	December 31, 2003	22,053	8.4323	to	13.3820	261,590	-	1.45	to	2.30	5.11	to	35.34
	December 31, 2002 (a)	4,031	6.2399	to	6.2481	25,158	-	1.45	to	1.60	(37.60)	to	(37.52)
MCV
	December 31, 2005	28,705	12.8913	to	16.4956	450,271	-	1.35	to	2.30	4.94	to	5.96
	December 31, 2004	33,452	12.1975	to	15.6236	494,325	-	1.35	to	2.30	18.94	to	20.10	(y)
	December 31, 2003	22,736	10.1817	to	13.0549	284,020	0.01	1.45	to	2.30	9.89		29.99	(y)
	December 31, 2002 (b)	488	7.8444	to	7.8524	3,829	-	1.60			(21.56)
MM1
	December 31, 2005	612,159	9.6807	to	10.1065	6,032,904	2.53	1.35	to	2.30	0.11	to	1.08
	December 31, 2004	384,369	9.6501	to	9.9033	3,749,415	-	1.35	to	2.30	(1.75)	to	(0.79)
	December 31, 2003	107,975	9.8014	to	9.9746	1,067,194	0.28	1.60	to	2.30	(1.73)	to	(0.25	)(y)
	December 31, 2002 (a)	197	9.9468			1,961	1.33	1.60			(0.53)
MMS
	December 31, 2005	455,219	11.9717	to	13.1369	5,662,703	2.66	1.40			1.31
	December 31, 2004	611,796	11.8175	to	12.9676	7,539,180	0.79	1.40			(0.57)
	December 31, 2003	1,206,753	11.8852	to	13.0420	11,860,929	0.65	1.40			(0.76)
	December 31, 2002	1,431,492	11.9762	to	13.1419	18,161,198	1.24	1.40			(0.12)
	December 31, 2001	1,324,378	11.9911	to	13.1582	16,876,261	3.55	1.25	to	1.45	2.34
M1A
	December 31, 2005	308,542	10.5482	to	13.9648	3,866,178	-	1.35	to	2.30	2.55	to	3.54
	December 31, 2004	124,003	10.2130	to	13.5348	1,497,825	-	1.35	to	2.30	4.74	to	5.77	(y)
	December 31, 2003	19,393	9.6809	to	12.8427	193,197	-	1.45	to	1.90	23.66	to	33.06
	December 31, 2002 (a)	18,776	7.2869	to	7.2965	136,905	-	1.45	to	1.60	(27.13)	to	(27.04)
NWD
	December 31, 2005	137,801	14.2734			1,998,705	-	1.40			3.76
	December 31, 2004	208,136	13.7565			2,896,003	-	1.40			6.00
	December 31, 2003	223,353	12.9781			2,931,081	-	1.40			33.42
	December 31, 2002	237,152	9.7270			2,332,257	-	1.40			(34.38)
	December 31, 2001	254,495	14.8233			3,808,507	-	1.30	to	1.45	(6.43)

(a) for the period March 1, 2002 (commencement of operations) through December 31, 2002.

(b) for the period May 1, 2002 (commencement of operations) through August 2, 2002.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
RE1
	December 31, 2005	10,280	$11.7631	to	$ 14.1480	$127,473	0.35%	1.45%	to	1.90%	5.32%	to	6.15%
	December 31, 2004	8,838	11.0982	to	13.3891	101,024		1.45	to	1.90	13.34	to	13.86	(y)
	December 31, 2003	6,547	9.7622	to	9.7880	63,947	0.33	1.45	to	1.60	23.01	to	23.20	(y)
	December 31, 2002 (a)	1,276	7.9359		7.9464	10,124	1.36	1.60			(20.64)
RES
	December 31, 2005	824,261	16.1060			13,288,164	0.57	1.40			6.52
	December 31, 2004	1,015,710	15.1201			15,379,310	0.93	1.40			14.23
	December 31, 2003	1,200,316	13.2370			15,908,316	0.85	1.40			23.59
	December 31, 2002	1,429,972	10.7105			15,332,331	0.42	1.40			(26.18)
	December 31, 2001	1,906,941	14.5082			27,680,663	0.03	1.30	to	1.45	(22.48)
RG1
	December 31, 2005	3,460	11.8893	to	11.9594	41,298	0.44	1.45	to	1.60	4.69	to	4.85
	December 31, 2004	3,559	11.3565	to	11.4062	40,524	0.47	1.45	to	1.60	12.46	to	12.63
	December 31, 2003	3,456	10.0987	to	10.1274	34,963	0.58	1.45	to	1.60	25.46	to	25.65
	December 31, 2002 (a)	3,173	8.0495	to	8.0601	25,565		1.45	to	1.60	(19.50)	to	(19.40)
RGS
	December 31, 2005	174,420	14.2962			2,507,227	0.70	1.40			5.09
	December 31, 2004	204,453	13.6039			2,805,277	0.67	1.40			13.04
	December 31, 2003	215,089	12.0342			2,610,268	0.81	1.40			26.10
	December 31, 2002	245,892	9.5433			2,364,543	0.69	1.40			(22.49)
	December 31, 2001	266,116	12.3124			3,299,105	0.45	1.30	to	1.45	(12.13)
RI1
	December 31, 2005	171,687	12.2908	to	17.7904	2,823,350	0.53	1.35	to	2.25	13.59	to	14.63
	December 31, 2004	93,242	13.0284	to	15.5751	1,377,925	0.32	1.35	to	2.25	18.23	to	19.32	(y)
	December 31, 2003	20,234	12.0499	to	13.0994	255,695	0.21	1.45	to	2.10	26.13	to	31.47
	December 31, 2002 (a)	3,371	9.1793	to	9.1914	30,944		1.40			(8.21)	to	(8.09)
RSS
	December 31, 2005	97,912	15.6089			1,528,297	0.77	1.40			14.96
	December 31, 2004	95,205	13.5781			1,293,283	0.48	1.40			19.52
	December 31, 2003	90,142	11.3603			1,024,519	0.63	1.40			32.01
	December 31, 2002	91,617	8.6056			788,787	0.25	1.40			(12.70)
	December 31, 2001	85,319	9.8579			841,013	0.81	1.30	to	1.45	(18.90)
SG1
	December 31, 2005	86,895	10.1034	to	12.7877	1,075,147	0.12	1.35	to	2.30	(1.15)	to	(0.19)
	December 31, 2004	91,082	10.1483	to	12.8576	1,135,154		1.35	to	2.30	4.12	to	5.14	(y)
	December 31, 2003	57,154	9.6768	to	12.2726	684,286		1.60	to	2.30	5.92	to	25.02
	December 31, 2002 (a)	501	7.7404			3,882		1.60			(22.60)
SGS
	December 31, 2005	45,047	5.7700			315,301	0.43	1.40
	December 31, 2004	65,477	5.7697			436,200		1.40			5.35
	December 31, 2003	75,194	5.4770			412,092		1.40			25.77
	December 31, 2002	64,100	4.3547			279,343		1.40			(31.07)
	December 31, 2001	91,155	6.3172			575,848		1.30	to	1.45	(25.68)
SI1
	December 31, 2005	12,321	10.9434	to	12.3750	150,317	6.76	1.45	to	2.10	(0.52)	to	0.14
	December 31, 2004	10,974	11.0007	to	12.3579	133,793	4.34	1.45	to	2.10	5.56	to	6.26
	December 31, 2003	11,880	10.4214	to	11.6298	137,129	3.74	1.45	to	2.10	4.21	to	10.85	(y)
	December 31, 2002 (a)	7,443	10.4780	to	10.4918	78,016		1.45	to	1.60	4.78	to	4.92
SIS
	December 31, 2005	127,158	13.2500			1,684,849	7.04	1.40			0.49
	December 31, 2004	115,341	13.1860			1,520,896	4.65	1.40			6.55
	December 31, 2003	103,290	12.3757			1,278,288	4.36	1.40			11.33
	December 31, 2002	68,782	11.1163			764,611	4.41	1.40			6.00
	December 31, 2001	48,448	10.4868			508,084	3.11	1.30	to	1.45	1.92
SVS
	December 31, 2005	8,755	11.1193	to	14.3873	117,542	0.81	1.45	to	1.90	(2.60)	to	(2.16)
	December 31, 2004	10,727	11.3182	to	14.7416	140,840	0.26	1.45	to	1.90	15.53	to	16.06	(y)
	December 31, 2003 (c)	2,637	9.7920	to	12.7343	27,977		1.45	to	1.90	17.75	to	25.17	(y)

(a) for the period March 1, 2002 (commencement of operations) through December 31, 2002.

(c) for the period June 1, 2003 (commencement of operations) through December 31, 2003.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
				Unit Fair Value			Income		Expense Ratio		Total Return
		Units		lowest to highest		Net Assets	Ratio*		lowest to highest**		lowest to highest***
MFJ
	December 31, 2005	4,829,607	$10.4399	to	$ 12.8828	$58,024,496	2.20%	1.35%	to	2.30%	0.45	% to	1.43%
	December 31, 2004	2,463,547	11.4940	to	12.7465	29,877,682	1.94	1.35	to	2.30	8.58	to	9.64	(y)
	December 31, 2003	420,181	10.5516	to	11.6673	4,718,337	1.98	1.35	to	2.30	5.52	to	15.14	(y)
	December 31, 2002 (a)	106,131	9.4345	to	9.4469	1,002,290	0.69	1.45	to	1.60	(5.66	) to	(5.53)
TRS
	December 31, 2005	1,702,854	19.8165	to	26.2834	36,706,948	2.71	1.40				1.60
	December 31, 2004	2,026,951	19.5035	to	25.8684	43,249,220	2.55	1.40				9.93
	December 31, 2003	3,136,523	17.7421	to	23.5321	46,500,860	3.43	1.40				15.53
	December 31, 2002	2,734,379	15.3567	to	20.3682	46,320,941	3.17	1.40				(7.02)
	December 31, 2001	2,874,669	16.5156	to	21.9054	53,044,006	3.48	1.25	to	1.45		(0.88)
MFE
	December 31, 2005	23,573	12.4397	to	21.4676	421,576	0.69	1.35	to	1.90	14.76	to	15.46
	December 31, 2004	13,683	14.7396	to	18.6691	211,362	1.61	1.60	to	1.90	27.54	to	27.93	(y)
	December 31, 2003	8,106	12.0079	to	14.6081	97,904		1.65	to	1.90	(20.08	) to	33.85	(y)
	December 31, 2002 (a)	566	8.6075			4,873	8.53		1.60			(13.92)
UTS
	December 31, 2005	356,174	25.9861	to	34.8457	9,861,655	0.99		1.40			15.68
	December 31, 2004	388,146	22.4641	to	30.1230	9,297,913	1.99		1.40			28.57
	December 31, 2003	443,600	17.4725	to	23.4295	8,283,068	3.17		1.40			34.38
	December 31, 2002	478,770	13.0025	to	17.4356	6,618,318	3.82		1.40			(24.90)
	December 31, 2001	746,582	17.3147	to	23.2179	13,581,401	3.86	1.25	to	1.45		(25.36)
MV1
	December 31, 2005	106,028	10.9459	to	14.3229	1,436,246	1.14	1.35	to	2.10	4.12	to	4.91
	December 31, 2004	100,522	12.2231	to	13.7009	1,300,778	1.11	1.35	to	2.10	12.76	to	13.62	(y)
	December 31, 2003	49,505	10.7850	to	12.1013	555,117	1.31	1.45	to	2.10	19.27	to	23.27
	December 31, 2002 (a)	25,856	8.7622	to	8.7737	226,673	0.64	1.45	to	1.60	(12.38	) to	(12.26)
MVS
	December 31, 2005	461,544	14.6101			6,743,170	1.40		1.40			5.13
	December 31, 2004	511,261	13.8973			7,105,118	1.31		1.40			13.92
	December 31, 2003	536,813	12.1988			6,548,504	1.63		1.40			23.59
	December 31, 2002	573,552	9.8707			5,694,570	0.77		1.40			(14.77)
	December 31, 2001	382,352	11.5813			4,428,169	0.44	1.30	to	1.45		(8.77)
OCA
	December 31, 2005	119,613	10.6384	to	13.5615	1,553,023	0.68	1.35	to	2.30	2.46	to	3.45
	December 31, 2004	105,606	11.2637	to	13.1557	1,336,987	0.19	1.35	to	2.30	4.16	to	5.17	(y)
	December 31, 2003 (c)	52,771	10.7535	to	12.5533	648,175		1.35	to	2.30	7.53	to	28.47	(y)
OGG
	December 31, 2005	34,077	12.2124	to	13.8445	465,228	0.48	1.35	to	1.90	11.90	to	12.52
	December 31, 2004 (g)	10,232	12.2305	to	12.3035	125,314	0.50	1.35	to	1.90	16.61	to	17.27	(y)
OMG
	December 31, 2005	1,349,644	10.7716	to	13.2587	16,985,237	0.83	1.35	to	2.30	3.32	to	4.32
	December 31, 2004	504,529	11.4234	to	12.7551	6,176,660	0.13	1.35	to	2.30	6.63	to	7.67	(y)
	December 31, 2003 (c)	5,592	11.7085	to	11.8889	66,347		1.65	to	1.90	17.08	to	24.29	(y)
OMS
	December 31, 2005	18,961	13.5865	to	17.5539	311,642		1.35	to	2.10	7.42	to	8.24
	December 31, 2004	8,062	12.6034	to	16.2753	115,669		1.35	to	2.10	16.67	to	17.57	(y)
	December 31, 2003 (f)	898	13.1022	to	13.1405	11,791		1.65	to	2.10	31.02	to	31.41
PMB
	December 31, 2005	13,934	17.2965	to	18.2643	249,962	5.39	1.35	to	1.90	8.68	to	9.29
	December 31, 2004 (g)	2,016	15.9144	to	16.6352	32,670	3.71	1.55	to	1.90	9.99	to	10.38	(y)
PLD
	December 31, 2005	1,778,199	9.8235	to	10.0216	17,682,317	2.92	1.35	to	2.30	(1.30	) to	(0.35)
	December 31, 2004 (g)	807,314	9.9532	to	10.0564	8,076,230	1.35	1.35	to	2.30	(0.50	) to	0.47	(y)
PRR
	December 31, 2005	201,615	10.2208	to	12.0220	2,221,542	2.88	1.35	to	2.05	0.01	to	0.72
	December 31, 2004	86,845	10.7964	to	11.9780	960,293		1.35	to	2.05	6.68	to	7.44	(y)
	December 31, 2003 (c)	7,757	10.0967	to	11.1879	83,631	0.70	1.35	to	1.90	0.97	to	7.00	(y)

(a) for the period March 1, 2002 (commencement of operations) through December 31, 2002.

(c) for the period June 1, 2003 (commencement of operations) through December 31, 2003.

(f) for the period October 1, 2003 (commencement of operations) through December 31, 2003.

(g) for the period February 2, 2004 (commencement of operations) through December 31, 2004.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
PTR
	December 31, 2005	217,983	$10.1738	to $	11.1726	$2,333,104	3.46%	1.35%	to	2.30%	0.10	% to	1.13%
	December 31, 2004	144,404	10.2161	to	11.0931	1,551,228	1.91	1.35	to	2.30	2.47	to	3.47	(y)
	December 31, 2003 (c)	72,474	9.9695	to	10.7591	756,512	2.29	1.65	to	2.30	(0.30	) to	3.26	(y)
SSA
	December 31, 2005 (x)	966	10.6584	to	10.9132	10,453		1.35	to	1.70	(2.65	) to	(2.31)
	December 31, 2004 (g)
IGB
	December 31, 2005	9,809	10.0366	to	10.4083	100,797	4.53	1.35	to	1.90	(0.19	) to	0.36
	December 31, 2004 (g)	950	10.3370	to	10.3514	9,825	3.80	1.55	to	1.70	3.37	to	3.51
SRE
	December 31, 2005	214,281	11.8388	to	13.4410	2,842,031	1.44	1.35	to	2.30	6.86	to	7.89
	December 31, 2004 (g)	71,956	12.3482	to	12.4577	892,341		1.35	to	2.30	23.48	to	24.58
SC3
	December 31, 2005	31,220	15.3628	to	20.0460	589,534	1.53	1.35	to	2.30	7.16	to	8.19
	December 31, 2004	36,312	14.2570	to	18.5935	637,209	1.72	1.35	to	2.30	30.25	to	31.52
	December 31, 2003 (c)	24,813	10.8848	to	14.1883	332,092		1.35	to	2.30	8.85	to	33.64	(y)
CMM
	December 31, 2005 (h)	1,879	10.0463	to	10.0862	18,897	1.54	1.35	to	1.85	0.46	to	0.86

(c) for the period June 1, 2003 (commencement of operations) through December 31, 2003.

(g) for the period February 2, 2004 (commencement of operations) through December 31, 2004.

(h) for the period April 25, 2005 (commencement of operations) through December 31, 2005.

(x) fund open in prior year, first activity in current year.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

* Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

** Ratio represents the annualized contract expenses of the separate account. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expense of the underlying fund are excluded.

*** Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

**** Amounts below reflect total return as previously reported.
	Total Return			Total Return
	lowest to highest			lowest to highest
	as previously reported			as previously reported
	for the period ended			for the period ended
	December 31, 2004			December 31, 2003

FMS	-		-%	17.22	to	23.54%
FTG	56.26	to	56.98	-		-
FTI	15.80	to	46.76	7.88	to	29.67
FVS	21.14	to	52.64	25.89	to	34.34
LAV	17.92	to	18.36	-		-
LA1	10.06	to	31.43	9.30	to	29.26
LA9	10.92	to	12.07	-		-
LA2	21.68	to	51.60	21.35	to	25.45
MF7	3.68	to	6.12	1.48	to	14.38
CO1	10.72	to	28.88	-		-
MFF	10.87	to	36.05	16.18	to	46.08
GG1	-		-	35.78
GG2	13.44	to	40.77	-		-
GT2	-		-	20.42	to	20.76
MFK	(0.25)	to	2.90	(1.48	) to	2.40
MFC	6.85	to	12.13	3.85	to	26.50
M1B	7.05	to	19.32	-		-
MFL	9.61	to	25.27	-		-
MC1	11.65	to	18.58	-		-

Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.), Regatta Masters Reward (N.Y.), and Regatta Masters Select (N.Y.) Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		Total Return		Total Return
		lowest to highest		lowest to highest
		as previously reported		as previously reported
		for the period ended		for the period ended
		December 31, 2004		December 31, 2003

MCV	18.94	to	32.07%	2.08	to	30.55%
MM1	-		-	(1.99	)to	(0.25)
M1A	5.17	to	34.14	-		-
RE1	13.69	to	33.89	(2.10	)to	23.01
RI1	18.41	to	49.81	-		-
SG1	1.93	to	11.44	-		-
SI1	-		-	4.21	to	15.24
SVS	13.18	to	16.06	(2.08	)to	27.34
MFJ	8.80	to	19.80	5.52	to	16.67
MFE	47.40	to	85.86	(2.37	)to	46.08
MV1	12.76	to	35.00	-		-
OCA	4.16	to	12.91	7.53	to	25.53
OGG	22.31	to	23.04	-		-
OMG	7.07	to	26.41	17.08	to	18.89
OMS	16.67	to	62.75	-		-
PMB	59.14	to	66.35	-		-
PLD	(0.47	) to	0.56	-		-
PRR	6.84	to	9.37	0.97	to	11.88
PTR	2.47	to	4.48	(0.30	)to	7.59
SC3	-		-	8.85	to	41.88

Report of Independent Registered Public Accounting Firm

To the Contract Owners in Regatta (N.Y.), Regatta Gold (N.Y.), Regatta Extra (N.Y.), Regatta Masters Flex (N.Y.), Regatta Masters Extra (N.Y.), Regatta Masters Access (N.Y.), Regatta Masters Choice (N.Y.) Regatta Masters Reward (N.Y.) and Regatta Masters Select (N.Y.) Sub-Accounts and the Board Directors of Sun Life Insurance and Annuity Company of New York:

We have audited the accompanying statements of condition of Franklin Mutual Shares Securities Series Sub-Account, Templeton Growth Securities Class 2 Sub-Account, Templeton International Securities Sub-Account, Franklin Small Cap Value Securities Sub-Account, Wanger Select Sub-Account, Lord Abbett Series Fund All Value Sub-Account, Lord Abbett Series Fund Growth and Income Sub-Account, Lord Abbett Series Fund Growth Opportunities Sub-Account, Lord Abbett Series Fund Mid-Cap Value Sub-Account, MFS/Sun Life Bond S Sub-Account, MFS/Sun Life Bond Sub-Account, MFS/Sun Life Capital Appreciation S Sub-Account, MFS/Sun Life Capital Appreciation Sub-Account, MFS/Sun Life Capital Opportunities S Sub-Account, MFS/Sun Life Capital Opportunities Sub-Account, MFS/Sun Life Emerging Growth S Sub-Account, MFS/Sun Life Emerging Growth Sub-Account, MFS/Sun Life Emerging Markets Equity S Sub-Account, MFS/Sun Life Emerging Markets Equity Sub-Account, MFS/Sun Life Global Governments S Sub-Account, MFS/Sun Life Global Governments Series Sub-Account, MFS/Sun Life Global Growth S Sub-Account, MFS/Sun Life Global Growth Sub-Account, MFS/Sun Life Global Total Return S Sub-Account, MFS/Sun Life Global Total Return Sub-Account, MFS/Sun Life Government Securities S Sub-Account, MFS/Sun Life Government Securities Sub-Account, MFS/Sun Life High Yield S Sub-Account, MFS/Sun Life High Yield Sub-Account, MFS/Sun Life International Growth S Sub-Account, MFS/Sun Life International Growth Sub-Account, MFS/Sun Life International Investors Trust Sub-Account, MFS/Sun Life International Value S Sub-Account, MFS/Sun Life Managed Sectors S Sub-Account, MFS/Sun Life Managed Sectors Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock S Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Sub-Account, MFS/Sun Life Massachusetts Investors Trust S Sub-Account, MFS/Sun Life Massachusetts Investors Trust Sub-Account, MFS/Sun Life Mid Cap Growth S Sub-Account, MFS/Sun Life Mid Cap Value S Sub-Account, MFS/Sun Life Money Market S Sub-Account, MFS/Sun Life Money Market Sub-Account, MFS/Sun Life New Discovery S Sub-Account, MFS/Sun Life New Discovery Sub-Account, MFS/Sun Life Research S Sub-Account, MFS/Sun Life Research Sub-Account, MFS/Sun Life Research Growth and Income S Sub-Account, MFS/Sun Life Research Growth and Income Sub-Account, MFS/Sun Life Research International S Sub-Account, MFS/Sun Life Research International Sub-Account, MFS/Sun Life Strategic Growth S Sub-Account, MFS/Sun Life Strategic Growth Sub-Account, MFS/Sun Life Strategic Income S Sub-Account, MFS/Sun Life Strategic Income Sub-Account, MFS/Sun Life Strategic Value S Class Sub-Account , MFS/Sun Life Total Return S Sub-Account, MFS/Sun Life Total Return Sub-Account, MFS/Sun Life Utilities S Sub-Account, MFS/Sun Life Utilities Sub-Account, MFS/Sun Life Value S Sub-Account, MFS/Sun Life Value Sub-Account, Oppenheimer Capital Appreciation Sub-Account, Oppenheimer Global Securities Sub-Account, Oppenheimer Main St. Growth and Income Sub-Account, Oppenheimer Main St. Small Cap Sub-Account, PIMCO VIT Emerging Markets Bond Sub-Account, PIMCO VIT Low Duration Sub-Account, PIMCO VIT Real Return Bond Sub-Account, PIMCO VIT Total Return Bond Sub-Account, Sun Capital All Cap S Class Sub-Account, Sun Capital Investment Grade Bond S Sub-Account, Sun Capital Real Estate Fund S Sub-Account, Sun Capital Real Estate Sub-Account and Sun Capital Money Market S Class Sub-Account of Sun Life (N.Y.) Variable Account C (collectively the "Sub-Accounts"), as of December 31, 2005, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Sub-Accounts management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Sub-Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Sub-Accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/Deloitte & Touche LLP

Boston, Massachusetts

April 7, 2006

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Condition - December 31, 2005
Assets:	Shares	Cost	Value
Investment in Mutual Funds:
AIM Variable Insurance Fund, Inc.
V.I. Capital Appreciation Fund (AI1)	8,020	$157,797	$197,939
V.I. Growth Fund (AI2)	10,421	140,029	179,756
V.I. Growth and Income Fund (AI3)	3,995	79,410	93,690
V.I. International Equity Fund (AI4)	25,944	402,789	601,112
V.I. Value Fund (AI5)	518	10,020	11,566
Arnhold and S. Bleichroader Advisers, Inc.
First Eagle SoGen Overseas Variable Fund (SGI)	25,883	599,953	788,644
The Alger American Fund
Growth Portfolio (AL1)	1,228	44,380	48,198
Income and Growth Portfolio (AL2)	9,445	96,499	97,097
Small Capitalization Portfolio (AL3)	1,307	21,119	30,949
Alliance Variable Products Series Fund, Inc.
Premier Growth Fund (AN1)	442	7,960	11,720
Technology Fund (AN2)	110	1,565	1,717
Growth and Income Fund (AN3)	3,469	67,950	85,507
Worldwide Privatization Fund (AN4)	363	7,016	8,773
Quasar Fund (AN5)	260	3,105	3,148
Fidelity Variable Insurance Products Funds
VIP Contrafund (FL1)	2,585	65,175	79,333
VIP Overseas Fund (FL2)	680	10,527	13,892
VIP Growth Fund (FL3)	10,310	292,841	343,218
Franklin Templeton Variable Insurance Products Trust
Growth Securities Fund Class 2 (FTG)	472	5,885	6,520
Foreign Securities Fund Class 2 (FTI)	573	8,428	8,944
Goldman Sachs Variable Insurance Trust
VIT CORE Small Cap Equity Fund (GS2)	16,944	220,395	236,036
VIT CORE US Equity Fund (GS3)	9,699	105,522	127,353
VIT Growth and Income Fund (GS4)	16,079	157,569	192,468
VIT International Equity Fund (GS5)	33,204	295,180	400,105
INVESCO Variable Investment Funds, Inc.
Dynamics Fund (IV1)	106	950	1,565
Small Company Growth Fund (IV2)	2,107	27,481	34,150
J.P. Morgan Series Trust II
U.S. Disciplined Equity Portfolio (JP1)	1,386	15,820	18,850
International Opportunities Portfolio (JP2)	8,014	78,297	97,774
Small Company Portfolio (JP3)	8,282	111,394	131,853
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio (LA1)	77,503	1,792,306	2,027,490
Mid Cap Value (LA2)	19,789	346,710	417,359
International Portfolio (LA3)	326	3,292	3,401
MFS/Sun Life Series Trust
Capital Appreciation Series (CAS)	4,665	85,471	90,076
Emerging Growth Series (EGS)	27,354	345,602	467,198
Government Securities Series (GSS)	80,510	1,076,588	1,033,743
High Yield Series (HYS)	152,464	1,033,866	1,041,330
New Discovery S Class (M1A)	25,047	303,465	355,414
Massachusetts Investors Growth Stock S Class (M1B)	3,587	30,115	34,827
High Yield S Class (MFC)	18,321	123,960	124,397
Capital Appreciation S Class (MFD)	1,034	16,870	19,808
Utilities S Class (MFE)	3,286	37,316	59,185
Emerging Growth S Class (MFF)	612	7,931	10,334
Total Return S Class (MFJ)	114,980	2,080,709	2,181,173
Government Securities S Class (MFK)	43,237	584,047	552,131
Massachusetts Investors Trust S Class (MFL)	1,737	40,148	52,050
Massachusetts Investors Growth Stock Series (MIS)	24,753	219,522	242,083
Massachusetts Investors Trust Series (MIT)	9,648	226,765	290,876
New Discovery Series (NWD)	37,346	433,165	535,922
Total Return Series (TRS)	279,505	4,706,787	5,338,546
Utilities Series (UTS)	14,628	166,584	265,059

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Condition - December 31, 2005 - continued
	Shares	Cost	Value
OCC Accumulation Trust
Equity Portfolio (OP1)	262	$7,418	$10,049
Mid Cap Portfolio (OP2)	6,544	89,495	104,240
Small Cap Portfolio (OP3)	3,027	87,878	94,686
Managed Portfolio (OP4)	29	743	1,263
PIMCO Variable Insurance Trust
High Yield Portfolio (PHY)	59,938	484,760	490,892
Emerging Markets Bond Portfolio (PMB)	30,242	398,180	413,106
Real Return Portfolio (PRR)	815	10,505	10,338
Total Return Portfolio (PTR)	49,460	515,257	506,470
Rydex Variable Trust
OTC Fund (RX2)	216	2,826	3,141
Sun Capital Advisers Trust
Sun Capital Money Market Fund (SC1)	1,117,798	1,117,798	1,117,798
Sun Capital Investment Grade Bond Fund (SC2)	125,082	1,230,118	1,215,793
Sun Capital Real Estate Fund (SC3)	92,379	1,295,300	1,736,731
SC Blue Chip Mid Cap Fund (SC5)	50,588	772,604	1,042,109
SC Davis Venture Value Fund (SC7)	867	7,932	10,017
SC Value Small Cap Fund (SCB)	64,303	811,277	886,740
SC All Cap Fund (SCM)	860	9,469	9,000
Net Assets		$23,537,835	$26,646,652
Net Assets Applicable to Participants:	Applicable to Participants of
Deferred Variable Annuity Contracts
Futurity Contracts:	Units	Value
AIM Variable Insurance Fund, Inc.
AI1	27,985	$197,939
AI2	34,001	179,756
AI3	12,831	93,690
AI4	65,192	601,112
AI5	1,143	11,566
Arnhold and S. Bleichroader Advisers, Inc.
SGI	31,748	788,644
The Alger American Fund
AL1	6,664	48,198
AL2	12,714	97,097
AL3	4,219	30,949
Alliance Variable Products Series Fund, Inc.
AN1	1,039	11,720
AN2	177	1,717
AN3	7,113	85,507
AN4	446	8,773
AN5	249	3,148
Fidelity Variable Insurance Products Funds
FL1	5,271	79,333
FL2	903	13,892
FL3	33,806	343,218
Franklin Templeton Variable Insurance Products Trust
FTG	387	6,520
FTI	520	8,944
Goldman Sachs Variable Insurance Trust
GS2	15,765	236,036
GS3	13,811	127,353
GS4	17,688	192,468
GS5	44,881	400,105

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Condition - December 31, 2005 - continued
Net Assets Applicable to Participants:		Applicable to Participants of
Deferred Variable Annuity Contracts
Futurity Contracts:	Units	Value
INVESCO Variable Investment Funds, Inc.
IV1	128	$1,565
IV2	2,902	34,150
J.P. Morgan Series Trust II
JP1	2,384	18,850
JP2	10,328	97,774
JP3	11,584	131,853
Lord Abbett Series Fund, Inc.
LA1	162,783	2,027,490
LA2	28,645	417,359
LA3	190	3,401
MFS/Sun Life Series Trust
CAS	15,347	90,076
EGS	87,120	467,198
GSS	79,554	1,033,743
HYS	85,359	1,041,330
M1A	33,651	355,414
M1B	3,378	34,827
MFC	9,531	124,397
MFD	1,916	19,808
MFE	3,478	59,185
MFF	914	10,334
MFJ	181,277	2,181,173
MFK	50,531	552,131
MFL	4,537	52,050
MIS	37,586	242,083
MIT	31,776	290,876
NWD	62,328	535,922
TRS	393,552	5,338,546
UTS	23,312	265,059
OCC Accumulation Trust
OP1	854	10,049
OP2	5,589	104,240
OP3	5,258	94,686
OP4	117	1,263
PIMCO Variable Insurance Trust
PHY	33,908	490,892
PMB	22,789	413,106
PRR	890	10,338
PTR	46,160	506,470
Rydex Variable Trust
RX2	299	3,141
Sun Capital Advisers Trust
SC1	107,610	1,117,798
SC2	91,432	1,215,793
SC3	75,302	1,736,731
SC5	67,944	1,042,109
SC7	737	10,017
SCB	68,943	886,740
SCM	691	9,000
Total Net Assets		$26,646,652

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2005

	AI1 Sub-Account	AI2 Sub-Account	AI3 Sub-Account	AI4 Sub-Account
Income and Expenses:
Dividend income	$122	$-	$1,395	$3,753
Mortality and expense risk charges	(2,363)	(2,160)	(1,426)	(7,040)
Distribution expense charges	(284)	(259)	(171)	(845)
Net investment income (loss)	$(2,525)	$(2,419)	$(202)	$(4,132)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(237)	$(195)	$5,617	$35,338
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$(237)	$(195)	$5,617	$35,338

Net unrealized appreciation (depreciation) on investments:
End of year	$40,142	$39,727	$14,280	$198,323
Beginning of year	23,880	26,962	16,958	140,952
Change in unrealized appreciation (depreciation)	$16,262	$12,765	$(2,678)	$57,371

Realized and unrealized gains (losses)	$16,025	$12,570	$2,939	$92,709
Increase (Decrease) in net assets from operations	$13,500	$10,151	$2,737	$88,577

	AI5 Sub-Account	SGI Sub-Account	AL1 Sub-Account	AL2 Sub-Account
Income and Expenses:
Dividend income	$96	$16,396	$104	$1,029
Mortality and expense risk charges	(149)	(10,120)	(559)	(1,177)
Distribution expense charges	(18)	(1,214)	(67)	(141)
Net investment income (loss)	$(71)	$5,062	$(522)	$(289)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(16)	$54,004	$(237)	$(92)
Realized gain distributions	-	51,416	-	-
Net realized gains (losses)	$(16)	$105,420	$(237)	$(92)

Net unrealized appreciation (depreciation) on investments:
End of year	$1,546	$188,691	$3,818	$598
Beginning of year	1,003	167,439	(1,548)	(1,695)
Change in unrealized appreciation (depreciation)	$543	$21,252	$5,366	$2,293

Realized and unrealized gains (losses)	$527	$126,672	$5,129	$2,201
Increase (Decrease) in net assets from operations	$456	$131,734	$4,607	$1,912

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2005 - continued

	AL3 Sub-Account	AN1 Sub-Account	AN2 Sub-Account	AN3 Sub-Account
Income and Expenses:
Dividend income	$-	$-	$-	$1,101
Mortality and expense risk charges	(348)	(153)	(124)	(1,161)
Distribution expense charges	(42)	(18)	(15)	(139)
Net investment income (loss)	$(390)	$(171)	$(139)	$(199)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$184	$2,125	$738	$1,864
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$184	$2,125	$738	$1,864

Net unrealized appreciation (depreciation) on investments:
End of year	$9,830	$3,760	$152	$17,557
Beginning of year	5,574	4,838	2,099	16,681
Change in unrealized appreciation (depreciation)	$4,256	$(1,078)	$(1,947)	$876

Realized and unrealized gains (losses)	$4,440	$1,047	$(1,209)	$2,740
Increase (Decrease) in net assets from operations	$4,050	$876	$(1,348)	$2,541

	AN4 Sub-Account	AN5 Sub-Account	FL1 Sub-Account	FL2 Sub-Account
Income and Expenses:
Dividend income	$37	$-	$70	$33
Mortality and expense risk charges	(141)	(15)	(906)	(97)
Distribution expense charges	(17)	(2)	(109)	(12)
Net investment income (loss)	$(121)	$(17)	$(945)	$(76)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$3,531	$2,641	$2,836	$43
Realized gain distributions	-	-	10	33
Net realized gains (losses)	$3,531	$2,641	$2,846	$76

Net unrealized appreciation (depreciation) on investments:
End of year	$1,757	$43	$14,158	$3,365
Beginning of year	3,852	2,894	6,602	1,898
Change in unrealized appreciation (depreciation)	$(2,095)	$(2,851)	$7,556	$1,467

Realized and unrealized gains (losses)	$1,436	$(210)	$10,402	$1,543
Increase (Decrease) in net assets from operations	$1,315	$(227)	$9,457	$1,467

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2005 - continued

	FL3 Sub-Account	FTG Sub-Account	FTI Sub-Account	GS2 Sub-Account
Income and Expenses:
Dividend income	$840	$46	$112	$596
Mortality and expense risk charges	(4,526)	(47)	(112)	(3,201)
Distribution expense charges	(543)	(6)	(13)	(384)
Net investment income (loss)	$(4,229)	$(7)	$(13)	$(2,989)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$5,766	$28	$121	$20,104
Realized gain distributions	-	-	-	22,080
Net realized gains (losses)	$5,766	$28	$121	$42,184

Net unrealized appreciation (depreciation) on investments:
End of year	$50,377	$635	$516	$15,641
Beginning of year	38,202	252	20	42,479
Change in unrealized appreciation (depreciation)	$12,175	$383	$496	$(26,838)

Realized and unrealized gains (losses)	$17,941	$411	$617	$15,346
Increase (Decrease) in net assets from operations	$13,712	$404	$604	$12,357

	GS3 Sub-Account	GS4 Sub-Account	GS5 Sub-Account	1V1 Sub-Account
Income and Expenses:
Dividend income	$946	$3,155	$1,197	$-
Mortality and expense risk charges	(1,426)	(2,353)	(4,428)	(21)
Distribution expense charges	(171)	(282)	(531)	(3)
Net investment income (loss)	$(651)	$520	$(3,762)	$(24)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$332	$1,561	$11,538	$1
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$332	$1,561	$11,538	$1

Net unrealized appreciation (depreciation) on investments:
End of year	$21,831	$34,899	$104,925	$615
Beginning of year	14,504	32,357	68,216	450
Change in unrealized appreciation (depreciation)	$7,327	$2,542	$36,709	$165

Realized and unrealized gains (losses)	$7,659	$4,103	$48,247	$166
Increase (Decrease) in net assets from operations	$7,008	$4,623	$44,485	$142

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2005 - continued

	1V2 Sub-Account	JP1 Sub-Account	JP2 Sub-Account	JP3 Sub-Account
Income and Expenses:
Dividend income	$-	$264	$693	$-
Mortality and expense risk charges	(447)	(246)	(1,016)	(2,191)
Distribution expense charges	(54)	(29)	(122)	(263)
Net investment income (loss)	$(501)	$(11)	$(445)	$(2,454)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$311	$345	$1,119	$15,865
Realized gain distributions	-	-	-	26,977
Net realized gains (losses)	$311	$345	$1,119	$42,842

Net unrealized appreciation (depreciation) on investments:
End of year	$6,669	$3,030	$19,477	$20,459
Beginning of year	5,280	3,423	11,183	59,199
Change in unrealized appreciation (depreciation)	$1,389	$(393)	$8,294	$(38,740)

Realized and unrealized gains (losses)	$1,700	$(48)	$9,413	$4,102
Increase (Decrease) in net assets from operations	$1,199	$(59)	$8,968	$1,648

	LA1 Sub-Account	LA2 Sub-Account	LA3 Sub-Account	CAS Sub-Account
Income and Expenses:
Dividend income	$19,689	$1,787	$-	$520
Mortality and expense risk charges	(24,987)	(5,381)	(17)	(1,108)
Distribution expense charges	(2,998)	(646)	(2)	(133)
Net investment income (loss)	$(8,296)	$(4,240)	$(19)	$(721)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$35,245	$8,515	$3,787	$(500)
Realized gain distributions	120,297	24,414	127	-
Net realized gains (losses)	$155,542	$32,929	$3,914	$(500)

Net unrealized appreciation (depreciation) on investments:
End of year	$235,184	$70,649	$109	$4,605
Beginning of year	345,258	73,037	3,717	3,775
Change in unrealized appreciation (depreciation)	$(110,074)	$(2,388)	$(3,608)	$830

Realized and unrealized gains (losses)	$45,468	$30,541	$306	$330
Increase (Decrease) in net assets from operations	$37,172	$26,301	$287	$(391)

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2005 - continued

	EGS Sub-Account	GSS Sub-Account	HYS Sub-Account	M1A Sub-Account
Income and Expenses:
Dividend income	$-	$44,365	$86,229	$-
Mortality and expense risk charges	(5,553)	(12,187)	(12,527)	(4,796)
Distribution expense charges	(666)	(1,462)	(1,503)	(576)
Net investment income (loss)	$(6,219)	$30,716	$72,199	$(5,372)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$7,826	$(9,233)	$4,093	$15,078
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$7,826	$(9,233)	$4,093	$15,078

Net unrealized appreciation (depreciation) on investments:
End of year	$121,596	$(42,845)	$7,464	$51,949
Beginning of year	89,486	(30,466)	76,268	48,490
Change in unrealized appreciation (depreciation)	$32,110	$(12,379)	$(68,804)	$3,459

Realized and unrealized gains (losses)	$39,936	$(21,612)	$(64,711)	$18,537
Increase (Decrease) in net assets from operations	$33,717	$9,104	$7,488	$13,165

	M1B Sub-Account	MFC Sub-Account	MFD Sub-Account	MFE Sub-Account
Income and Expenses:
Dividend income	$87	$10,821	$70	$465
Mortality and expense risk charges	(452)	(1,866)	(254)	(768)
Distribution expense charges	(54)	(224)	(30)	(92)
Net investment income (loss)	$(419)	$8,731	$(214)	$(395)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$2,889	$1,533	$68	$1,896
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$2,889	$1,533	$68	$1,896

Net unrealized appreciation (depreciation) on investments:
End of year	$4,712	$437	$2,938	$21,869
Beginning of year	6,558	10,215	2,943	15,278
Change in unrealized appreciation (depreciation)	$(1,846)	$(9,778)	$(5)	$6,591

Realized and unrealized gains (losses)	$1,043	$(8,245)	$63	$8,487
Increase (Decrease) in net assets from operations	$624	$486	$(151)	$8,092

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2005 - continued

	MFF Sub-Account	MFJ Sub-Account	MFK Sub-Account	MFL Sub-Account
Income and Expenses:
Dividend income	$-	$48,692	$24,891	$385
Mortality and expense risk charges	(138)	(27,545)	(7,589)	(658)
Distribution expense charges	(17)	(3,305)	(911)	(79)
Net investment income (loss)	$(155)	$17,842	$16,391	$(352)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$23	$17,570	$(1,551)	$2,082
Realized gain distributions	-	49,981	-	-
Net realized gains (losses)	$23	$67,551	$(1,551)	$2,082

Net unrealized appreciation (depreciation) on investments:
End of year	$2,403	$100,464	$(31,916)	$11,902
Beginning of year	1,589	155,761	(19,631)	10,658
Change in unrealized appreciation (depreciation)	$814	$(55,297)	$(12,285)	$1,244

Realized and unrealized gains (losses)	$837	$12,254	$(13,836)	$3,326
Increase (Decrease) in net assets from operations	$682	$30,096	$2,555	$2,974

	MIS Sub-Account	MIT Sub-Account	NWD Sub-Account	TRS Sub-Account
Income and Expenses:
Dividend income	$1,194	$2,633	$-	$140,793
Mortality and expense risk charges	(2,898)	(3,466)	(6,236)	(66,808)
Distribution expense charges	(348)	(416)	(748)	(8,017)
Net investment income (loss)	$(2,052)	$(1,249)	$(6,984)	$65,968

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(725)	$2,020	$6,393	$51,185
Realized gain distributions	-	-	-	135,453
Net realized gains (losses)	$(725)	$2,020	$6,393	$186,638

Net unrealized appreciation (depreciation) on investments:
End of year	$22,561	$64,111	$102,757	$631,759
Beginning of year	12,875	47,705	81,801	796,181
Change in unrealized appreciation (depreciation)	$9,686	$16,406	$20,956	$(164,422)

Realized and unrealized gains (losses)	$8,961	$18,426	$27,349	$22,216
Increase (Decrease) in net assets from operations	$6,909	$17,177	$20,365	$88,184

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2005 - continued

	UTS Sub-Account	OP1 Sub-Account	OP2 Sub-Account	OP3 Sub-Account
Income and Expenses:
Dividend income	$2,750	$39	$-	$-
Mortality and expense risk charges	(3,398)	(121)	(1,180)	(1,112)
Distribution expense charges	(408)	(14)	(142)	(134)
Net investment income (loss)	$(1,056)	$(96)	$(1,322)	$(1,246)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$19,652	$(45)	$108	$(9)
Realized gain distributions	-	-	3,817	12,250
Net realized gains (losses)	$19,652	$(45)	$3,925	$12,241

Net unrealized appreciation (depreciation) on investments:
End of year	$98,475	$2,631	$14,745	$6,808
Beginning of year	76,669	1,979	4,179	19,098
Change in unrealized appreciation (depreciation)	$21,806	$652	$10,566	$(12,290)

Realized and unrealized gains (losses)	$41,458	$607	$14,491	$(49)
Increase (Decrease) in net assets from operations	$40,402	$511	$13,169	$(1,295)

	OP4 Sub-Account	PHY Sub-Account	PMB Sub-Account	PRR Sub-Account
Income and Expenses:
Dividend income	$14	$29,577	$18,483	$286
Mortality and expense risk charges	(16)	(6,332)	(5,110)	(148)
Distribution expense charges	(2)	(760)	(613)	(18)
Net investment income (loss)	$(4)	$22,485	$12,760	$120

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(86)	$832	$1,953	$(7)
Realized gain distributions	38	-	7,450	112
Net realized gains (losses)	$(48)	$832	$9,403	$105

Net unrealized appreciation (depreciation) on investments:
End of year	$520	$6,132	$14,926	$(167)
Beginning of year	432	18,356	4,777	20
Change in unrealized appreciation (depreciation)	$88	$(12,224)	$10,149	$(187)

Realized and unrealized gains (losses)	$40	$(11,392)	$19,552	$(82)
Increase (Decrease) in net assets from operations	$36	$11,093	$32,312	$38

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2005 - continued

	PTR Sub-Account	RX2 Sub-Account	SC1 Sub-Account	SC2 Sub-Account
Income and Expenses:
Dividend income	$15,857	$	$33,076	$55,180
Mortality and expense risk charges	(6,507)	(145)	(15,377)	(14,720)
Distribution expense charges	(781)	(17)	(1,845)	(1,766)
Net investment income (loss)	$8,569	$(162)	$15,854	$38,694

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$802	$524	$-	$4,994
Realized gain distributions	8,077	-	-	11,415
Net realized gains (losses)	$8,879	$524	$-	$16,409

Net unrealized appreciation (depreciation) on investments:
End of year	$(8,787)	$315	$-	$(14,325)
Beginning of year	4,728	2,126	-	34,346
Change in unrealized appreciation (depreciation)	$(13,515)	$(1,811)	$-	$(48,671)

Realized and unrealized gains (losses)	$(4,636)	$(1,287)	$-	$(32,262)
Increase (Decrease) in net assets from operations	$3,933	$(1,449)	$15,854	$6,432

	SC3 Sub-Account	SC5 Sub-Account	SC7 Sub-Account	SCB Sub-Account
Income and Expenses:
Dividend income	$27,464	$899	$68	$-
Mortality and expense risk charges	(21,287)	(12,803)	(148)	(10,637)
Distribution expense charges	(2,554)	(1,536)	(18)	(1,276)
Net investment income (loss)	$3,623	$(13,440)	$(98)	$(11,913)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$98,672	$104,781	$3,069	$11,938
Realized gain distributions	147,763	25,169	-	113,124
Net realized gains (losses)	$246,435	$129,950	$3,069	$125,062

Net unrealized appreciation (depreciation) on investments:
End of year	$441,431	$269,505	$2,085	$75,463
Beginning of year	557,518	244,125	4,316	159,500
Change in unrealized appreciation (depreciation)	$(116,087)	$25,380	$(2,231)	$(84,037)

Realized and unrealized gains (losses)	$130,348	$155,330	$838	$41,025
Increase (Decrease) in net assets from operations	$133,971	$141,890	$740	$29,112

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Operations - Year Ended December 31, 2005 - continued

SCM Sub-Account
Income and Expenses:
Dividend income	$11
Mortality and expense risk charges	(123)
Distribution expense charges	(15)
Net investment income (loss)	$(127)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$20
Realized gain distributions	1,416
Net realized gains (losses)	$1,436

Net unrealized appreciation (depreciation) on investments:
End of year	$(469)
Beginning of year	1,049
Change in unrealized appreciation (depreciation)	$(1,518)

Realized and unrealized gains (losses)	$(82)
Increase (Decrease) in net assets from operations	$(209)

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets

	AI1		AI2		AI3		AI4		AI5
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(2,525)	$(2,714)	$(2,419)	$(2,314)	$(202)	$(421)	$(4,132)	$(3,481)	$(71)	$(106)
Net realized gains (losses)	(237)	(7,308)	(195)	(660)	5,617	(389)	35,338	8,829	(16)	(26)
Net unrealized gains (losses)	16,262	19,664	12,765	13,856	(2,678)	9,177	57,371	94,822	543	533
Increase (Decrease) in net assets from operations	$13,500	$9,642	$10,151	$10,882	$2,737	$8,367	$88,577	$100,170	$456	$401

Participant Transactions:
Accumulation Activity:
Purchase payments received	$1,030	$1,010	$-	$1,616	$480	$480	$2,988	$26,663	$1	$256
Net transfers between Sub-Accounts and Fixed Account	(10,350)	778	(900)	604	(30,092)	35,896	(37,234)	67,441	-	-
Withdrawals, surrenders, annuitizations and contract charges	(3,949)	(24,961)	(3,600)	(1,548)	(4,270)	(5,347)	(20,261)	(27,258)	(13)	(13)
Net accumulation activity	$(13,269)	$(23,173)	$(4,500)	$672	$(33,882)	$31,029	$(54,507)	$66,846	$(12)	$243

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from participant transactions	$(13,269)	$(23,173)	$(4,500)	$672	$(33,882)	$31,029	$(54,507)	$66,846	$(12)	$243

Increase (Decrease) in net assets	$231	$(13,531)	$5,651	$11,554	$(31,145)	$39,396	$34,070	$167,016	$444	$644

Net Assets:
Beginning of year	$197,708	$211,239	$174,105	$162,551	$124,835	$85,439	$567,042	$400,026	$11,122	$10,478
End of year	$197,939	$197,708	$179,756	$174,105	$93,690	$124,835	$601,112	$567,042	$11,566	$11,122

Unit Transactions:
Beginning of year	30,015	33,744	34,945	34,938	17,757	13,059	72,611	62,667	1,144	1,119
Purchased	159	176	-	236	68	72	376	4,008	-	26
Transferred between Sub-Accounts and Fixed Accumulation Account	(1,586)	122	(155)	130	(4,371)	5,434	(5,405)	9,938	-	-
Withdrawn, surrendered and Annuitized	(603)	(4,027)	(789)	(359)	(623)	(808)	(2,390)	(4,002)	(1)	(1)
End of year	27,985	30,015	34,001	34,945	12,831	17,757	65,192	72,611	1,143	1,144

(c) For the period April 30, 2003 (commencement of operations) through December 31, 2003.

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued

	SGI		AL1		AL2		AL3		AN1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$5,062	$5,255	$(522)	$(843)	$(289)	$(791)	$(390)	$(462)	$(171)	$(325)
Net realized gains (losses)	105,420	44,040	(237)	(10,043)	(92)	(922)	184	2,261	2,125	(26)
Net unrealized gains (losses)	21,252	74,754	5,366	12,454	2,293	7,541	4,256	3,116	(1,078)	1,715
Increase (Decrease) in net assets from operations	$131,734	$124,049	$4,607	$1,568	$1,912	$5,828	$4,050	$4,915	$876	$1,364

Participant Transactions:
Accumulation Activity:
Purchase payments received	$30,302	$31,419	$1	$-	$-	$-	$-	$-	$-	$-
Net transfers between Sub-Accounts and Fixed Account	35,339	82,511	-	(45,713)	-	(3,956)	-	-	(11,941)	403
Withdrawals, surrenders, annuitizations and contract charges	(38,414)	(35,010)	(1,793)	(3,234)	(484)	(380)	(1,521)	(23,089)	(10)	(13)
Net accumulation activity	$27,227	$78,920	$(1,792)	$(48,947)	$(484)	$(4,336)	$(1,521)	$(23,089)	$(11,951)	$390

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from participant transactions	$27,227	$78,920	$(1,792)	$(48,947)	$(484)	$(4,336)	$(1,521)	$(23,089)	$(11,951)	$390

Increase (Decrease) in net assets	$158,961	$202,969	$2,815	$(47,379)	$1,428	$1,492	$2,529	$(18,174)	$(11,075)	$1,754

Net Assets:
Beginning of year	$629,683	$426,714	$45,383	$92,762	$95,669	$94,177	$28,420	$46,594	$22,795	$21,041
End of year	$788,644	$629,683	$48,198	$45,383	$97,097	$95,669	$30,949	$28,420	$11,720	$22,795

Unit Transactions:
Beginning of year	30,308	25,764	6,941	14,752	12,780	13,379	4,467	8,424	2,283	2,244
Purchased	1,409	1,770	-	-	-	-	-	-	-	-
Transferred between Sub-Accounts and Fixed Accumulation Account	1,771	4,610	-	(7,276)	-	(545)	-	-	(1,243)	41
Withdrawn, surrendered and Annuitized	(1,740)	(1,836)	(277)	(535)	(66)	(54)	(248)	(3,957)	(1)	(2)
End of year	31,748	30,308	6,664	6,941	12,714	12,780	4,219	4,467	1,039	2,283

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued

	AN2		AN3		AN4		AN5		FL1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(139)	$(268)	$(199)	$(564)	$(121)	$(120)	$(17)	$(103)	$(945)	$(409)
Net realized gains (losses)	738	17	1,864	482	3,531	282	2,641	82	2,846	118
Net unrealized gains (losses)	(1,947)	1,010	876	6,445	(2,095)	1,512	(2,851)	803	7,556	4,006
Increase (Decrease) in net assets from operations	$(1,348)	$759	$2,541	$6,363	$1,315	$1,674	$(227)	$782	$9,457	$3,715

Participant Transactions:
Accumulation Activity:
Purchase payments received	$-	$1	$1,189	$1,190	$-	$-	$-	$-	$-	$-
Net transfers between Sub-Accounts and Fixed Account	(3,372)	10,369	6,595	4,926	(2,249)	4,123	(3,465)	(190)	37,743	22,168
Withdrawals, surrenders, annuitizations and contract charges	(14,240)	(5)	(3,347)	(41)	(3,673)	(3)	(39)	(4)	(7,961)	(26)
Net accumulation activity	$(17,612)	$10,365	$4,437	$6,075	$(5,922)	$4,120	$(3,504)	$(194)	$29,782	$22,142

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from participant transactions	$(17,612)	$10,365	$4,437	$6,075	$(5,922)	$4,120	$(3,504)	$(194)	$29,782	$22,142

Increase (Decrease) in net assets	$(18,960)	$11,124	$6,978	$12,438	$(4,607)	$5,794	$(3,731)	$588	$39,239	$25,857

Net Assets:
Beginning of year	$20,677	$9,553	$78,529	$66,091	$13,380	$7,586	$6,879	$6,291	$40,094	$14,237
End of year	$1,717	$20,677	$85,507	$78,529	$8,773	$13,380	$3,148	$6,879	$79,333	$40,094

Unit Transactions:
Beginning of year	2,172	1,038	6,728	6,199	805	557	561	577	3,060	1,229
Purchased	-	-	103	114	-	-	-	-	-	-
Transferred between Sub-Accounts and Fixed Accumulation Account	(379)	1,134	565	419	(156)	248	(309)	(16)	2,794	1,833
Withdrawn, surrendered and Annuitized	(1,616)	-	(283)	(4)	(203)	-	(3)	-	(583)	(2)
End of year	177	2,172	7,113	6,728	446	805	249	561	5,271	3,060

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued

	FL2		FL3		FTG		FTI		GS2
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(76)	$(28)	$(4,229)	$(3,811)	$(7)	$(6)	$(13)	$(1)	$(2,989)	$(2,708)
Net realized gains (losses)	76	7	5,766	3,573	28	-	121	-	42,184	15,712
Net unrealized gains (losses)	1,467	684	12,175	5,751	383	169	496	20	(26,838)	21,751
Increase (Decrease) in net assets from operations	$1,467	$663	$13,712	$5,513	$404	$163	$604	$19	$12,357	$34,755

Participant Transactions:
Accumulation Activity:
Purchase payments received	$-	$-	$14,707	$15,703	$-	$-	$-	$-	$15,713	$(71)
Net transfers between Sub-Accounts and Fixed Account	6,066	990	18,269	76,852	4,696	605	6,800	4,800	(824)	51,891
Withdrawals, surrenders, annuitizations and contract charges	(31)	(4)	(7,742)	(13,688)	(98)	(24)	(3,279)	-	(64,298)	(6,023)
Net accumulation activity	$6,035	$986	$25,234	$78,867	$4,598	$581	$3,521	$4,800	$(49,379)	$45,797

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from participant transactions	$6,035	$986	$25,234	$78,867	$4,598	$581	$3,521	$4,800	$(49,379)	$45,797

Increase (Decrease) in net assets	$7,502	$1,649	$38,946	$84,380	$5,002	$744	$4,125	$4,819	$(37,022)	$80,552

Net Assets:
Beginning of year	$6,390	$4,741	$304,272	$219,892	$1,518	$744	$4,819	$-	$273,058	$192,506
End of year	$13,892	$6,390	$343,218	$304,272	$6,520	$1,518	$8,944	$4,819	$236,036	$273,058

Unit Transactions:
Beginning of year	488	406	31,124	22,839	98	57	304	-	19,077	15,429
Purchased	-	-	1,558	1,598	-	-	-	-	1,021	-
Transferred between Sub-Accounts and Fixed Accumulation Account	417	82	1,930	8,118	295	43	416	304	(55)	4,104
Withdrawn, surrendered and Annuitized	(2)	-	(806)	(1,431)	(6)	(2)	(200)	-	(4,278)	(456)
End of year	903	488	33,806	31,124	387	98	520	304	15,765	19,077

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued

	GS3		GS4		GS5		IV1		IV2
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(651)	$(77)	$520	$553	$(3,762)	$(631)	$(24)	$(21)	$(501)	$(463)
Net realized gains (losses)	332	(227)	1,561	3,156	11,538	8,868	1	(2)	311	1,073
Net unrealized gains (losses)	7,327	11,782	2,542	23,389	36,709	26,845	165	160	1,389	3,182
Increase (Decrease) in net assets from operations	$7,008	$11,478	$4,623	$27,089	$44,485	$35,082	$142	$137	$1,199	$3,792

Participant Transactions:
Accumulation Activity:
Purchase payments received	$201	$414	$-	$412	$3,069	$25,090	$-	$-	$-	$-
Net transfers between Sub-Accounts and Fixed Account	20,130	27,567	(452)	58,813	31,909	28,189	-	-	(199)	479
Withdrawals, surrenders, annuitizations and contract charges	(3,497)	(4,354)	(2,288)	(4,118)	(11,908)	(23,256)	(3)	(4)	(32)	(3,310)
Net accumulation activity	$16,834	$23,627	$(2,740)	$55,107	$23,070	$30,023	$(3)	$(4)	$(231)	$(2,831)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from participant transactions	$16,834	$23,627	$(2,740)	$55,107	$23,070	$30,023	$(3)	$(4)	$(231)	$(2,831)

Increase (Decrease) in net assets	$23,842	$35,105	$1,883	$82,205	$67,555	$65,105	$139	$133	$968	$961

Net Assets:
Beginning of year	$103,511	$68,406	$190,585	$108,380	$332,550	$267,445	$1,426	$1,293	$33,182	$32,221
End of year	$127,353	$103,511	$192,468	$190,585	$400,105	$332,550	$1,565	$1,426	$34,150	$33,182

Unit Transactions:
Beginning of year	11,786	8,828	17,592	11,961	41,831	37,639	128	128	2,921	3,181
Purchased	-	65	-	43	381	3,478	-	-	-	-
Transferred between Sub-Accounts and Fixed Accumulation Account	2,443	3,442	(43)	6,391	4,156	3,957	-	-	(16)	45
Withdrawn, surrendered and Annuitized	(418)	(549)	(221)	(443)	(1,487)	(3,243)	-	-	(3)	(305)
End of year	13,811	11,786	17,688	17,952	44,881	41,831	128	128	2,902	2,921

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued

	JP1		JP2		JP3		LA1		LA2
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(11)	$(129)	$(445)	$(361)	$(2,454)	$(2,529)	$(8,296)	$(8,133)	$(4,240)	$(3,574)
Net realized gains (losses)	345	88	1,119	372	42,842	1,207	155,542	27,643	32,929	16,687
Net unrealized gains (losses)	(393)	1,659	8,294	7,579	(38,740)	44,514	(110,074)	164,460	(2,388)	44,945
Increase (Decrease) in net assets from operations	$(59)	$1,618	$8,968	$7,590	$1,648	$43,192	$37,172	$183,970	$26,301	$58,058

Participant Transactions:
Accumulation Activity:
Purchase payments received	$119	$-	$2,301	$300	$983	$1,129	$62,613	$68,680	$19,943	$17,864
Net transfers between Sub-Accounts and Fixed Account	-	1,588	28,898	24,864	(74,697)	31,296	190,281	356,037	52,609	54,164
Withdrawals, surrenders, annuitizations and contract charges	(3,046)	(1,083)	(1,359)	(1,749)	(8,038)	(5,116)	(155,756)	(79,318)	(11,421)	(22,465)
Net accumulation activity	$(2,927)	$505	$29,840	$23,415	$(81,752)	$27,309	$97,138	$345,399	$61,131	$49,563

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from participant transactions	$(2,927)	$505	$29,840	$23,415	$(81,752)	$27,309	$97,138	$345,399	$61,131	$49,563

Increase (Decrease) in net assets	$(2,986)	$2,123	$38,808	$31,005	$(80,104)	$70,501	$134,310	$529,369	$87,432	$107,621

Net Assets:
Beginning of year	$21,836	$19,713	$58,966	$27,961	$211,957	$141,456	$1,893,180	$1,363,811	$329,927	$222,306
End of year	$18,850	$21,836	$97,774	$58,966	$131,853	$211,957	$2,027,490	$1,893,180	$417,359	$329,927

Unit Transactions:
Beginning of year	2,760	2,691	6,810	3,770	18,992	15,897	154,674	123,542	24,125	19,846
Purchased	16	-	94	39	97	123	4,983	6,121	1,486	1,487
Transferred between Sub-Accounts and Fixed Accumulation Account	-	215	3,575	3,230	(6,790)	3,488	15,896	32,017	3,863	4,600
Withdrawn, surrendered and Annuitized	(392)	(146)	(151)	(229)	(715)	(516)	(12,770)	(7,006)	(829)	(1,808)
End of year	2,384	2,760	10,328	6,810	11,584	18,992	162,783	154,674	28,645	24,125

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued

	LA3		CAS		EGS		GSS		HYS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(19)	$(135)	$(721)	$(1,102)	$(6,219)	$(5,934)	$30,716	$51,773	$72,199	$68,626
Net realized gains (losses)	3,914	1,197	(500)	(314)	7,826	(839)	(9,233)	(16,157)	4,093	17,536
Net unrealized gains (losses)	(3,608)	593	830	8,938	32,110	55,291	(12,379)	(7,823)	(68,804)	(3,019)
Increase (Decrease) in net assets from operations	$287	$1,655	$(391)	$7,522	$33,717	$48,518	$9,104	$27,793	$7,488	$83,143

Participant Transactions:
Accumulation Activity:
Purchase payments received	$-	$-	$1,841	$4,587	$2,816	$22,637	$28,398	$21,772	$4,559	$25,793
Net transfers between Sub-Accounts and Fixed Account	(6,029)	(561)	-	5,839	(10,130)	36,266	114,874	(422,223)	77,100	126,545
Withdrawals, surrenders, annuitizations and contract charges	(61)	(3,245)	(1,445)	(61)	(22,613)	(29,804)	(99,790)	(55,277)	(46,058)	(165,484)
Net accumulation activity	$(6,090)	$(3,806)	$396	$10,365	$(29,927)	$29,099	$43,482	$(455,728)	$35,601	$(13,146)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from participant transactions	$(6,090)	$(3,806)	$396	$10,365	$(29,927)	$29,099	$43,482	$(455,728)	$35,601	$(13,146)

Increase (Decrease) in net assets	$(5,803)	$(2,151)	$5	$17,887	$3,790	$77,617	$52,586	$(427,935)	$43,089	$69,997

Net Assets:
Beginning of year	$9,204	$11,355	$90,071	$72,184	$463,408	$385,791	$981,157	$1,409,092	$998,241	$928,244
End of year	$3,401	$9,204	$90,076	$90,071	$467,198	$463,408	$1,033,743	$981,157	$1,041,330	$998,241

Unit Transactions:
Beginning of year	643	942	15,273	13,400	93,011	86,474	76,182	111,953	82,471	82,844
Purchased	-	-	319	815	576	4,962	2,195	1,729	374	2,251
Transferred between Sub-Accounts and Fixed Accumulation Account	(449)	(41)	-	1,069	(1,945)	8,175	8,890	(33,143)	6,333	11,176
Withdrawn, surrendered and Annuitized	(4)	(258)	(245)	(11)	(4,522)	(6,600)	(7,713)	(4,357)	(3,819)	(13,800)
End of year	190	643	15,347	15,273	87,120	93,011	79,554	76,182	85,359	82,471

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued

	M1A		M1B		MFC		MFD		MFE
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(5,372)	$(4,372)	$(419)	$(561)	$8,731	$8,544	$(214)	$(270)	$(395)	$154
Net realized gains (losses)	15,078	7,245	2,889	275	1,533	325	68	106	1,896	1,501
Net unrealized gains (losses)	3,459	16,208	(1,846)	2,942	(9,778)	1,572	(5)	1,856	6,591	9,717
Increase (Decrease) in net assets from operations	$13,165	$19,081	$624	$2,656	$486	$10,441	$(151)	$1,692	$8,092	$11,372

Participant Transactions:
Accumulation Activity:
Purchase payments received	$13,750	$16,090	$-	$-	$-	$20,600	$1	$-	$-	$-
Net transfers between Sub-Accounts and Fixed Account	22,807	92,066	2,876	6,234	2,853	4,798	117	37	677	7,414
Withdrawals, surrenders, annuitizations and contract charges	(23,153)	(14,926)	(8,605)	(327)	(25,468)	(3,735)	(24)	(24)	(860)	(777)
Net accumulation activity	$13,404	$93,230	$(5,729)	$5,907	$(22,615)	$21,663	$94	$13	$(183)	$6,637

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from participant transactions	$13,404	$93,230	$(5,729)	$5,907	$(22,615)	$21,663	$94	$13	$(183)	$6,637

Increase (Decrease) in net assets	$26,569	$112,311	$(5,105)	$8,563	$(22,129)	$32,104	$(57)	$1,705	$7,909	$18,009

Net Assets:
Beginning of year	$328,845	$216,534	$39,932	$31,369	$146,526	$114,422	$19,865	$18,160	$51,276	$33,267
End of year	$355,414	$328,845	$34,827	$39,932	$124,397	$146,526	$19,808	$19,865	$59,185	$51,276

Unit Transactions:
Beginning of year	32,168	22,354	3,970	3,358	11,264	9,468	1,906	1,904	3,471	2,882
Purchased	1,424	1,618	-	-	-	1,706	-	-	-	-
Transferred between Sub-Accounts and Fixed Accumulation Account	2,441	9,723	278	647	222	393	12	5	61	651
Withdrawn, surrendered and Annuitized	(2,382)	(1,527)	(870)	(35)	(1,955)	(303)	(2)	(3)	(54)	(62)
End of year	33,651	32,168	3,378	3,970	9,531	11,264	1,916	1,906	3,478	3,471
See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	MFF		MFJ		MFK		MFL		MIS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(155)	$(143)	$17,842	$6,423	$16,391	$21,526	$(352)	$(321)	$(2,052)	$(2,949)
Net realized gains (losses)	23	11	67,551	5,277	(1,551)	(570)	2,082	503	(725)	(11,025)
Net unrealized gains (losses)	814	1,097	(55,297)	98,856	(12,285)	(9,811)	1,244	4,635	9,686	31,236
Increase (Decrease) in net assets from operations	$682	$965	$30,096	$110,556	$2,555	$11,145	$2,974	$4,817	$6,909	$17,262

Participant Transactions:
Accumulation Activity:
Purchase payments received	$-	$-	$14,723	$105,103	$50	$50	$1,240	$1,239	$1,258	$1,132
Net transfers between Sub-Accounts and Fixed Account	-	-	620,568	781,628	1,634	4,297	2,426	290	4,141	(2,463)
Withdrawals, surrenders, annuitizations and contract charges	(2)	(4)	(63,321)	(15,979)	(23,412)	(10,897)	(6,553)	(1,563)	(10,084)	(6,186)
Net accumulation activity	$(2)	$(4)	$571,970	$870,752	$(21,728)	$(6,550)	$(2,887)	$(34)	$(4,685)	$(7,517)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$(2)	$(4)	$571,970	$870,752	$(21,728)	$(6,550)	$(2,887)	$(34)	$(4,685)	$(7,517)

Increase (Decrease) in net assets	$680	$961	$602,066	$981,308	$(19,173)	$4,595	$87	$4,783	$2,224	$9,745

Net Assets:
Beginning of year	$9,654	$8,693	$1,579,107	$597,799	$571,304	$566,709	$51,963	$47,180	$239,859	$230,114
End of year	$10,334	$9,654	$2,181,173	$1,579,107	$552,131	$571,304	$52,050	$51,963	$242,083	$239,859

Unit Transactions:
Beginning of year	914	914	132,850	54,995	52,536	53,149	4,795	4,795	38,334	39,752
Purchased	-	-	1,253	9,440	5	4	116	127	209	199
Transferred between Sub-Accounts and Fixed	-	-	-	-	-	-	-	-	-	-
Accumulation Account	-	-	52,521	69,859	149	398	227	31	669	(543)
Withdrawn, Surrendered and Annuitized	-	-	(5,347)	(1,444)	(2,159)	(1,015)	(601)	(158)	(1,626)	(1,074)
End of year	914	914	181,277	132,850	50,531	52,536	4,537	4,795	37,586	38,334

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	MIT		NWD		TRS		UTS		OP1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(1,249)	$(1,006)	$(6,984)	$(6,291)	$65,968	$43,766	$(1,056)	$1,143	$(96)	$(40)
Net realized gains (losses)	2,020	(85)	6,393	(4,067)	186,638	13,764	19,652	(2,294)	(45)	(59)
Net unrealized gains (losses)	16,406	26,444	20,956	38,168	(164,422)	397,835	21,806	59,296	652	983
Increase (Decrease) in net assets from operations	$17,177	$25,353	$20,365	$27,810	$88,184	$455,365	$40,402	$58,145	$511	$884

Participant Transactions:
Accumulation Activity:
Purchase payments received	$1,560	$6,397	$3,448	$26,694	$73,819	$96,862	$16,707	$(17)	$-	$1
Net transfers between Sub-Accounts and Fixed Account	4,781	9,511	11,345	104,891	93,152	888,366	785	11,149	-	-
Withdrawals, surrenders, annuitizations and contract charges	(8,538)	(30,640)	(13,460)	(26,169)	(287,257)	(158,533)	(58,978)	(15,654)	(12)	(16)
Net accumulation activity	$(2,197)	$(14,732)	$1,333	$105,416	$(120,286)	$826,695	$(41,486)	$(4,522)	$(12)	$(15)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$(2,197)	$(14,732)	$1,333	$105,416	$(120,286)	$826,695	$(41,486)	$(4,522)	$(12)	$(15)

Increase (Decrease) in net assets	$14,980	$10,621	$21,698	$133,226	$(32,102)	$1,282,060	$(1,084)	$53,623	$499	$869

Net Assets:
Beginning of year	$275,896	$265,275	$514,224	$380,998	$5,370,648	$4,088,588	$266,143	$212,520	$9,550	$8,681
End of year	$290,876	$275,896	$535,922	$514,224	$5,338,546	$5,370,648	$265,059	$266,143	$10,049	$9,550

Unit Transactions:
Beginning of year	32,016	34,000	62,052	48,735	402,268	336,644	27,074	27,796	855	856
Purchased	178	819	431	3,416	5,514	7,834	1,478	-	-	-
Transferred between Sub-Accounts and Fixed	-	-	-	-	-	-	-	-	-	-
Accumulation Account	566	1,129	1,529	13,406	7,104	70,536	74	1,208	-	-
Withdrawn, Surrendered and Annuitized	(984)	(3,932)	(1,684)	(3,505)	(21,334)	(12,746)	(5,314)	(1,930)	(1)	(1)
End of year	31,776	32,016	62,328	62,052	393,552	402,268	23,312	27,074	854	855

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	OP2		OP3		OP4		PHY		PMB
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$(1,322)	$(1,154)	$(1,246)	$(1,184)	$(4)	$(2)	$22,485	$18,589	$12,760	$6,494
Net realized gains (losses)	3,925	16,302	12,241	453	(48)	(135)	832	7,190	9,403	18,948
Net unrealized gains (losses)	10,566	(612)	(12,290)	14,437	88	263	(12,224)	2,822	10,149	5,238
Increase (Decrease) in net assets from operations	$13,169	$14,536	$(1,295)	$13,706	$36	$126	$11,093	$28,601	$32,312	$30,680

Participant Transactions:
Accumulation Activity:
Purchase payments received	$-	$-	$-	$(2)	$3	$2	$20,945	$21,693	$17,454	$16,548
Net transfers between Sub-Accounts and Fixed Account	-	(4,333)	-	-	-	-	62,491	22,171	59,755	62,192
Withdrawals, surrenders, annuitizations and contract charges	(3,260)	(3,682)	(45)	(4,997)	(5)	(6)	(13,343)	(19,700)	(10,295)	(18,332)
Net accumulation activity	$(3,260)	$(8,015)	$(45)	$(4,999)	$(2)	$(4)	$70,093	$24,164	$66,914	$60,408

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$(3,260)	$(8,015)	$(45)	$(4,999)	$(2)	$(4)	$70,093	$24,164	$66,914	$60,408

Increase (Decrease) in net assets	$9,909	$6,521	$(1,340)	$8,707	$34	$122	$81,186	$52,765	$99,226	$91,088

Net Assets:
Beginning of year	$94,331	$87,810	$96,026	$87,319	$1,229	$1,107	$409,706	$356,941	$313,880	$222,792
End of year	$104,240	$94,331	$94,686	$96,026	$1,263	$1,229	$490,892	$409,706	$413,106	$313,880

Unit Transactions:
Beginning of year	5,796	6,350	5,261	5,564	117	117	29,006	27,251	18,883	14,792
Purchased	-	-	-	-	-	-	1,476	1,647	1,037	1,093
Transferred between Sub-Accounts and Fixed	-	-	-	-	-	-	-	-	-	-
Accumulation Account	-	(298)	-	-	-	-	4,366	1,540	3,470	4,147
Withdrawn, Surrendered and Annuitized	(207)	(256)	(3)	(303)	-	-	(940)	(1,432)	(601)	(1,149)
End of year	5,589	5,796	5,258	5,261	117	117	33,908	29,006	22,789	18,883

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	PRR		PTR		RX2		SC1		SC2
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$120	$(45)	$8,569	$1,075	$(162)	$(243)	$15,854	$(6,901)	$38,694	$37,117
Net realized gains (losses)	105	324	8,879	6,247	524	53	-	-	16,409	13,974
Net unrealized gains (losses)	(187)	20	(13,515)	3,974	(1,811)	1,709	-	-	(48,671)	677
Increase (Decrease) in net assets from operations	$38	$299	$3,933	$11,296	$(1,449)	$1,519	$15,854	$(6,901)	$6,432	$51,768

Participant Transactions:
Accumulation Activity:
Purchase payments received	$-	$-	$26,180	$23,203	$-	$1	$61,938	$342,527	$7,383	$22,868
Net transfers between Sub-Accounts and Fixed Account	-	10,000	81,904	104,780	-	10,461	(117,823)	416,555	141,598	118,308
Withdrawals, surrenders, annuitizations and contract charges	1	-	(13,929)	(19,872)	(14,801)	(4)	(112,634)	(383,581)	(58,988)	(79,916)
Net accumulation activity	$1	$10,000	$94,155	$108,111	$(14,801)	$10,458	$(168,519)	$375,501	$89,993	$61,260

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$1	$10,000	$94,155	$108,111	$(14,801)	$10,458	$(168,519)	$375,501	$89,993	$61,260

Increase (Decrease) in net assets	$39	$10,299	$98,088	$119,407	$(16,250)	$11,977	$(152,665)	$368,600	$96,425	$113,028

Net Assets:
Beginning of year	$10,299	$-	$408,382	$288,975	$19,391	$7,414	$1,270,463	$901,863	$1,119,368	$1,006,340
End of year	$10,338	$10,299	$506,470	$408,382	$3,141	$19,391	$1,117,798	$1,270,463	$1,215,793	$1,119,368

Unit Transactions:
Beginning of year	890		37,549	27,453	1,830	753	123,996	87,230	84,702	79,938
Purchased	-	-	2,397	2,170	-	-	6,157	34,744	546	1,750
Transferred between Sub-Accounts and Fixed	-	-	-	-	-	-	-	-	-	-
Accumulation Account	-	890	7,483	9,765	-	1,077	(11,512)	40,631	10,589	9,170
Withdrawn, Surrendered and Annuitized	-	-	(1,269)	(1,839)	(1,531)	-	(11,031)	(38,609)	(4,405)	(6,156)
End of year	890	890	46,160	37,549	299	1,830	107,610	123,996	91,432	84,702

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Statements of Changes in Net Assets - continued
	SC3		SC5		SC7		SC1		SC2
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2005	2004	2005	2004	2005	2004	2005	2004	2005	2004
Operations:
Net investment income (loss)	$3,623	$3,749	$(13,440)	$(13,055)	$(98)	$(163)	$(11,913)	$(10,185)	$(127)	$(53)
Net realized gains (losses)	246,435	110,328	129,950	15,521	3,069	56	125,062	78,882	1,436	893
Net unrealized gains (losses)	(116,087)	296,888	25,380	136,680	(2,231)	1,787	(84,037)	43,481	(1,518)	619
Increase (Decrease) in net assets from operations	$133,971	$410,965	$141,890	$139,146	$740	$1,680	$29,112	$112,178	$(209)	$1,459

Participant Transactions:
Accumulation Activity:
Purchase payments received	$34,807	$34,132	$22,481	$37,274	$-	$-	$22,715	$42,537	$-	$-
Net transfers between Sub-Accounts and Fixed Account	19,387	22,779	(158,530)	403,361	(9,681)	6,023	57,497	101,655	6	5,581
Withdrawals, surrenders, annuitizations and contract charges	(122,420)	(63,439)	(78,892)	(57,044)	(9)	(13)	(22,647)	(46,458)	(15)	-
Net accumulation activity	$(68,226)	$(6,528)	$(214,941)	$383,591	$(9,690)	$6,010	$57,565	$97,734	$(9)	$5,581

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$(68,226)	$(6,528)	$(214,941)	$383,591	$(9,690)	$6,010	$57,565	$97,734	$(9)	$5,581

Increase (Decrease) in net assets	$65,745	$404,437	$(73,051)	$522,737	$(8,950)	$7,690	$86,677	$209,912	$(218)	$7,040

Net Assets:
Beginning of year	$1,670,986	$1,266,549	$1,115,160	$592,423	$18,967	$11,277	$800,063	$590,151	$9,218	$2,178
End of year	$1,736,731	$1,670,986	$1,042,109	$1,115,160	$10,017	$18,967	$886,740	$800,063	$9,000	$9,218

Unit Transactions:
Beginning of year	77,655	76,840	83,592	50,845	1,507	991	64,122	55,353	692	194
Purchased	1,637	2,047	1,586	3,127	-	-	1,907	3,776	-	-
Transferred between Sub-Accounts and Fixed	-	-	-	-	-	-	-	-	-	-
Accumulation Account	1,713	2,260	(11,718)	34,334	(769)	517	4,828	9,060	-	498
Withdrawn, Surrendered and Annuitized	(5,703)	(3,492)	(5,516)	(4,714)	(1)	(1)	(1,914)	(4,067)	(1)	-
End of year	75,302	77,655	67,944	83,592	737	1,507	68,943	64,122	691	692

See notes to financial statements

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York

Variable Account C

Notes to Financial Statements

(1) Organization

Sun Life (N.Y.) Variable Account C (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York (the "Sponsor"), a wholly owned subsidiary of Sun Life Assurance Company of Canada (U.S.), was established on October 18, 1985 as a funding vehicle for the variable portion of Futurity Contracts and Futurity Accolade Contracts (collectively, the "Contracts") and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust and exists in accordance with the regulations of the New York State Insurance Department. The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain registered open-end mutual funds. With respect to the Futurity contracts, the funds are: AIM Variable Insurance Fund, The Alger American Fund, Goldman Sachs Variable Insurance Trust, J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, OCC Accumulation Trust and Sun Capital Advisers Trust. With respect to the Futurity Accolade contracts, the funds are: AIM Variable Insurance Fund, Inc., Arnhold and S. Bleichroader Advisers, Inc., The Alger American Fund, Alliance Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, INVESCO Variable Investment Funds, Inc., J.P. Morgan Series Trust II, Lord Abbett Series Fund, Inc., MFS/Sun Life Series Trust, PIMCO Variable Insurance Trust, Rydex Variable Trust and Sun Capital Advisers Trust (collectively, "the Funds"). Massachusetts Financial Services Company, an affiliate of the Sponsor, is the investment advisor to MFS/Sun Life Series Trust. Sun Capital Advisers Inc., an affiliate of the Sponsor, is the investment advisor to Sun Capital Advisers Trust.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor's other assets and liabilities. The portion of the Variable Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations

Investments in the Funds are recorded at their net asset value. The Funds value their investment securities at fair value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional fund shares and are recognized on the ex-distribution date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Federal Income Tax Status

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York

Variable Account C

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:

	Level 1	Level 2
Futurity contracts ......................................	1.25%
Futurity Accolade contracts ......................	1.30%	1.45%

Each year on the contract anniversary, a contract maintenance charge ("Account Fee") equal to the lesser of $30 for Futurity New York contracts and $35 for Futurity Accolade New York contracts or 2% of the participant's account valued in account years one through five (thereafter, the Account Fee may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant's account value) is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year. As reimbursement for administrative expenses attributable to contracts which exceed the revenues received from the Account Fees, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

Massachusetts Financial Services Company and Sun Capital Advisers Inc. charge management fees at an effective annual rate ranging from 0.60% to 1.23% and 0.65% to 1.25%, of the Fund's net assets, respectively.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 6% of the purchase payments made under Futurity New York contracts, and 8% of the purchase payments made under Futurity Accolade New York contracts.

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York

Variable Account C

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

For the year ended December 31, 2005, the Sponsor received the following amounts related to the above mentioned contract and surrender charges. These charges are reflected in the "Withdrawals, surrenders, annuitizations and contract charges" line of the Statements of Changes in Net Assets.

	Contract Charges	Surrender Charges
AIM Variable Insurance Fund, Inc.
V.I. Capital Appreciation Fund	$78	$102
V.I. Growth Fund	113
V.I. Growth and Income Fund	77	171
V.I. International Equity Fund	301	12
V.I. Value Fund	14
Arnhold and S. Bleichroader Advisers, Inc.
First Eagle SoGen Overseas Variable Fund	83	1,066
The Alger American Fund
Growth Portfolio	57	46
Income and Growth Portfolio	105
Small Capitalization Portfolio	31	58
Alliance Variable Products Series Fund, Inc.
Premier Growth Fund	11
Technology Fund		808
Growth and Income Fund	47	74
Worldwide Privatization Fund	8	257
Quasar Fund
Fidelity Variable Insurance Products Funds
VIP Contrafund	43	462
VIP Overseas Fund	6
VIP Growth Fund	71
Franklin Templeton Variable Insurance Products Trust
Growth Securities Fund Class 2	10
Foreign Securities Fund Class 2	4
Goldman Sachs Variable Insurance Trust
VIT CORE Small Cap Equity Fund	90	346
VIT CORE U.S. Equity Fund	37	167
VIT Growth and Income Fund	42
VIT International Equity Fund	235	11
INVESCO Variable Investment Funds, Inc.
Dynamics Fund	4
Small Company Growth Fund	31
J.P. Morgan Series Trust II
U.S. Disciplined Equity Portfolio	50
International Opportunities Portfolio	88
Small Company Portfolio	133	49
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	931	579
Mid Cap Value	108	78
International Portfolio
MFS/Sun Life Series Trust
Capital Appreciation Series	58	83
Emerging Growth Series	321	382
Government Securities S Class	156	732
High Yield Series	515	114
New Discovery S Class	81	826
Massachusetts Investors Growth Stock S Class	37	600

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York

Variable Account C

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

	Contract Charges	Surrender Charges
MFS/Sun Life Series Trust- continued
High Yield S Class	$121	$1,533
Capital Appreciation S Class	24
Utilities S Class	55
Emerging Growth S Class	3
Total Return S Class	603	1,780
Massachusetts Investors Trust S Class	84	26
Government Securities Series	723	1,261
Massachusetts Investors Growth Stock Series	209	300
Massachusetts Investors Trust Series	250	186
New Discovery Series	340	12
Total Return Series	2,023	3,716
Utilities Series	130	229
OCC Accumulation Trust
Equity Portfolio	13
Mid Cap Portfolio	52	74
Small Cap Portfolio	44
Managed Portfolio	5
PIMCO Variable Insurance Trust
High Yield Portfolio	75	33
Emerging Markets Bond Portfolio	58
Real Return Portfolio
Total Return Portfolio	48
Rydex Variable Trust
OTC Fund	4	836
Sun Capital Advisors Trust
Sun Capital Money Market Fund	626	497
Sun Capital Investment Grade Bond Fund	585	431
Sun Capital Real Estate Fund	663	2,731
SC Blue Chip Mid Cap Fund	524	274
SC Davis Venture Value Fund	9
SC Value Small Cap Fund	442	144
SC All Cap Fund	15

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York

Variable Account C

Notes to Financial Statements - continued

(4) Investment Purchases and Sales

The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares for each Sub-account for the year ended December 31, 2005:

	Purchases	Sales
AIM Variable Insurance Fund, Inc.
V.I. Capital Appreciation Fund	$ 1,157	$ 16,951
V.I. Growth Fund	57	6,976
V.I. Growth and Income Fund	2,476	36,561
V.I. International Equity Fund	47,379	106,018
V.I. Value Fund	97	180
Arnhold and S. Bleichroader Advisers, Inc.
First Eagle SoGen Overseas Variable Fund	198,110	114,405
The Alger American Fund
Growth Portfolio	108	2,422
Income and Growth Portfolio	1,036	1,809
Small Capitalization Portfolio	3	1,913
Alliance Variable Products Series Fund, Inc.
Premier Growth Fund	2	12,124
Technology Fund	1	17,752
Growth and Income Fund	9,631	5,393
Worldwide Privatization Fund	6,397	12,440
Quasar Fund	4,703	8,224
Fidelity Variable Insurance Products Funds
VIP Contrafund	38,386	9,539
VIP Overseas Fund	6,130	138
VIP Growth Fund	43,333	22,328
Franklin Templeton Variable Insurance Products Trust
Growth Securities Fund Class 2	4,742	151
Foreign Securities Fund Class 2	6,912	3,404
Goldman Sachs Variable Insurance Trust
VIT CORE Small Cap Equity Fund	38,739	69,027
VIT CORE U.S. Equity Fund	21,311	5,128
VIT Growth and Income Fund	4,061	6,281
VIT International Equity Fund	52,378	33,070
INVESCO Variable Investment Funds, Inc.
Dynamics Fund		27
Small Company Growth Fund	135	867
J.P. Morgan Series Trust II
U.S. Disciplined Equity Portfolio	373	3,311
International Opportunities Portfolio	33,349	3,954
Small Company Portfolio	33,494	90,723
Lord Abbett Series Fund, Inc.
Growth and Income Portfolio	413,925	204,786
Mid Cap Value	108,170	26,865
International Portfolio	3,357	9,339
MFS/Sun Life Series Trust
Capital Appreciation Series	2,365	2,690
Emerging Growth Series	10,971	47,117
Government Securities S Class	26,704	32,041
High Yield Series	166,748	58,948
New Discovery S Class	61,515	53,483
Massachusetts Growth Stock S Class	6,068	12,216
High Yield S Class	14,304	28,188
Capital Appreciation S Class	190	310
Utilities S Class	3,570	4,148

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York

Variable Account C

Notes to Financial Statements - continued

(4) Investment Purchases and Sales - continued

	Purchases	Sales

Emerging Growth S Class	$ 1	$ 158
Total Return S Class	751,191	111,398
Massachusetts Investors Trust S Class	4,174	7,413
Government Securities Series	218,247	144,049
Massachusetts Investors Growth Stock Series	5,971	12,708
Massachusetts Investors Trust Series	7,238	10,684
New Discovery Series	29,238	34,889
Total Return Series	447,391	366,256
Utilities Series	19,606	62,148
OCC Accumulation Trust
Equity Portfolio	41	149
Mid Cap Portfolio	3,825	4,590
Small Cap Portfolio	12,256	1,297
Managed Portfolio	53	21
PIMCO Variable Insurance Trust
High Yield Portfolio	117,694	25,116
Emerging Markets Bond Portfolio	109,986	22,862
Real Return Portfolio	400	167
Total Return Portfolio	141,646	30,845
Rydex Variable Trust
OTC Fund		14,963
Sun Capital Advisors Trust
Sun Capital Money Market Fund	147,212	299,877
Sun Capital Investment Grade Bond Fund	225,100	84,998
Sun Capital Real Estate Fund	334,380	251,220
SC Blue Chip Mid Cap Fund	82,393	285,605
SC Davis Venture Value Fund	69	9,857
SC Value Small Cap Fund	207,532	48,756
SC All Cap Fund	1,434	154

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(5) Financial Highlights

The summary of unit values, units outstanding for variable annuity contracts, net assets, investment income ratio, expense ratio's, excluding expenses of the underlying funds and the total return, for the years ended December 31, are as follows:
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
AI1
	December 31, 2005	27,985	$ 7.0185	to	11.4637	$197,939	0.06%	1.40	% to	1.45%	7.26%	to	7.34%
	December 31, 2004	30,015	6.5387	to	10.6875	197,708		1.40	to	1.45	5.08	to	5.15
	December 31, 2003	33,744	6.2185	to	10.1713	211,239		1.40	to	1.45	27.64	to	27.73	(y)
	December 31, 2002	26,017	4.8683			126,664			1.40		(25.40)
	December 31, 2001	12,316	6.5261			80,381			1.40		(24.35)
AI2
	December 31, 2005	34,001	4.9009	to	10.9937	179,756		1.40	to	1.60	5.76	to	6.00
	December 31, 2004	34,945	4.6236	to	10.3789	174,105		1.40	to	1.60	6.49	to	6.73
	December 31, 2003	34,938	4.3321	to	9.7315	162,551		1.40	to	1.60	29.14	to	29.43	(y)
	December 31, 2002	24,105	3.3470			80,671			1.40		(31.93)
	December 31, 2001	5,735	4.9168			28,181	0.32		1.40		(34.80)
AI3
	December 31, 2005	12,831	7.3011			93,690	1.22		1.40		3.86
	December 31, 2004	17,757	7.0296			124,835	1.03		1.40		7.46
	December 31, 2003	13,059	6.5415			85,439	0.89		1.40		22.70
	December 31, 2002	14,757	5.3312			78,673	0.39		1.40		(16.75)
	December 31, 2001	7,311	6.4038			46,820	0.07		1.40		(23.91)
AI4
	December 31, 2005	65,192	8.8912	to	15.7279	601,112	0.67	1.40	to	1.60	16.05	to	16.30
	December 31, 2004	72,611	7.6448	to	13.5325	567,042	0.68	1.40	to	1.60	22.02	to	22.29
	December 31, 2003	62,667	6.2514	to	11.0738	400,026	0.92	1.40	to	1.60	27.00	to	27.28	(y)
	December 31, 2002	24,189	4.9115	to	8.7064	119,067	0.74	1.40	to	1.60	(16.84)	to	(12.94)
	December 31, 2001	10,106				59,695	0.49		1.40		(24.60)
AI5
	December 31, 2005	1,143	10.1220	to	10.1817	11,566	0.86	1.45	to	1.60	3.97	to	4.13
	December 31, 2004	1,144	9.7355	to	9.7781	11,122	0.48	1.45	to	1.60	4.08	to	4.23
	December 31, 2003 (c)	1,119	9.3543	to	9.3809	10,478	0.34	1.45	to	1.60	23.08	to	23.27	(y)
SGI
	December 31, 2005	31,748	24.8124	to	24.9354	788,644	2.28	1.45	to	1.60	19.52	to	19.70
	December 31, 2004	30,308	20.7603	to	20.8316	629,683	2.56	1.45	to	1.60	25.40	to	25.59
	December 31, 2003	25,764	16.5554	to	16.5870	426,714	0.06	1.45	to	1.60	48.66	to	48.89
	December 31, 2002 (a)	6,178	11.1362	to	11.1405	68,790	1.58	1.45	to	1.60	11.36	to	11.40
AL1
	December 31, 2005	6,664	7.2299			48,198	0.23		1.40		10.49
	December 31, 2004	6,941	6.5434			45,383			1.40		4.04
	December 31, 2003	14,752	6.2896			92,762			1.40		33.30
	December 31, 2002	19,390	4.7184			91,492	0.04		1.40		(33.92)
	December 31, 2001	16,051	7.1403			114,614	0.22		1.40		(13.04)
AL2
	December 31, 2005	12,714	7.6371			97,097	1.08		1.40		2.01
	December 31, 2004	12,780	7.4863			95,669	0.54		1.40		6.35
	December 31, 2003	13,379	7.0392			94,177	0.32		1.40		28.05
	December 31, 2002	13,933	5.4973			76,602	0.85		1.40		(32.05)
	December 31, 2001	7,622	8.0905			61,675	0.72		1.40		(15.51)
AL3
	December 31, 2005	4,219	7.3268			30,949			1.40		15.27
	December 31, 2004	4,467	6.3561			28,420			1.40		14.96
	December 31, 2003	8,424	5.5291			46,594			1.40		40.38
	December 31, 2002	8,502	3.9386			33,487			1.40		(27.24)
	December 31, 2001	3,284	5.4135			17,778	0.03		1.40		(30.49)
AN1
	December 31, 2005	1,039	11.3554			11,720			1.45		13.18
	December 31, 2004	2,283	9.9891	to	10.0328	22,795		1.45	to	1.60	6.61	to	6.77
	December 31, 2003	2,244	9.3700	to	9.3966	21,041		1.45	to	1.60	21.39	to	21.58
	December 31, 2002 (b)	1,704	7.7187	to	7.7288	13,156		1.45	to	1.60	(22.81)	to	(22.71)

(a) For the period September 30, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.

(b) For the period February 1, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.

(c) For the period April 30, 2003 (commencement of operations) through December 31, 2003. Investment Income Ratio and Expense Ratio have been annualized.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(5) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
AN2
	December 31, 2005	177	$ 9.7065			$1,717%			1.60%			1.99%
	December 31, 2004	2,172	9.5167			20,677			1.60			3.40
	December 31, 2003	1,038	9.2037			9,553			1.60			41.49		(y)
AN3
	December 31, 2005	7,113	11.9996	to	12.0703	85,507	1.32	1.45	to	1.60	2.93	to	3.08
	December 31, 2004	6,728	11.6583	to	11.7093	78,529	0.72	1.45	to	1.60	9.44	to	9.60
	December 31, 2003	6,199	10.6529	to	10.6832	66,091	0.70	1.45	to	1.60	30.07	to	30.27
	December 31, 2002 (b)	1,110	8.1901	to	8.2009	9,087		1.45	to	1.60	(18.10)	to	(17.99)
AN4
	December 31, 2005	446	19.7043			8,773	0.37		1.60			18.63
	December 31, 2004	805	16.6101			13,380	0.11		1.60			21.99
	December 31, 2003	557	13.6165			7,586	1.11		1.60			40.78
	December 31, 2002 (b)	403	9.6719			3,892	1.24		1.60			(3.28)
AN5
	December 31, 2005	249	12.6643			3,148			1.60			3.18
	December 31, 2004	561	12.2734			6,879			1.60			12.55
	December 31, 2003	577	10.9048			6,291			1.60			46.30
	December 31, 2002 (b)	434	7.4538						1.60			(25.46)
FL1
	December 31, 2005	5,271	15.0175	to	15.1061	79,333	0.11	1.45	to	1.60	14.79	to	14.96
	December 31, 2004	3,060	13.0830	to	13.1402	40,094	0.15	1.45	to	1.60	13.31	to	13.49
	December 31, 2003	1,229	11.5460	to	11.5788	14,237	0.19	1.45	to	1.60	26.15	to	26.34	(y)
	December 31, 2002 (b)	615	9.1649			5,635			1.60			(8.35)
FL2
	December 31, 2005	903	15.4108			13,892	0.45		1.45			17.07
	December 31, 2004	488	13.1643			6,390	0.93		1.45			11.67
	December 31, 2003	406	11.7890			4,741	0.42		1.45			40.96
	December 31, 2002 (b)	298	8.3630			2,482		1.45	to	1.60		(16.37)
FL3
	December 31, 2005	33,806	10.1376	to	10.1974	343,218	0.26	1.45	to	1.60	3.82	to	3.98
	December 31, 2004	31,124	9.7647	to	9.8074	304,272	0.11	1.45	to	1.60	1.47	to	1.62
	December 31, 2003	22,839	9.6234	to	9.6508	219,892	0.05	1.45	to	1.60	30.42	to	30.62
	December 31, 2002 (b)	5,101	7.3786	to	7.3884	37,600		1.45	to	1.60	(26.21)	to	(26.12)
FTG
	December 31, 2005	387	16.8360	to	16.9195	6,520	1.31	1.45	to	1.60	7.13	to	7.29
	December 31, 2004	98	15.7160			1,518	1.13		1.60			14.17
	December 31, 2003 (d)	57	13.7660			774	0.41		1.60			30.02
FTI
	December 31, 2005	520	17.1854			8,944	1.47		1.60			8.41
	December 31, 2004	304	15.8521			4,819			1.60			16.63		(y)
	December 31, 2003 (##)
GS2
	December 31, 2005	15,765	14.9742			236,036	0.23		1.40			4.61
	December 31, 2004	19,077	14.3146			273,058	0.21		1.40			14.72
	December 31, 2003	15,429	12.4781			192,506	0.36		1.40			43.99
	December 31, 2002	7,340	8.6659			63,603	0.48		1.40			(16.14)
	December 31, 2001	250	10.3340			2,579	0.58		1.40			3.08
GS3
	December 31, 2005	13,811	9.2258			127,353	0.82		1.40			5.04
	December 31, 2004	11,786	8.7827			103,511	1.30		1.40			13.35		(y)
	December 31, 2003	8,828	7.7483			68,406	0.96		1.40			27.69
	December 31, 2002	5,928	6.0681			35,972	0.60		1.60			(22.97)
	December 31, 2001	5,054	7.8781			39,813	0.82		1.40			(13.17)

(b) For the period February 1, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.

(d) For the period May 31, 2003 (commencement of operations) through December 31, 2003. Investment Income Ratio and Expense Ratio have been annualized.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

(##) Fund open in prior year, no activity in current year.

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(5) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
GS4
	December 31, 2005	17,688	$ 10.8825			$192,468	1.66%		1.40%			2.50%
	December 31, 2004	17,952	10.6173			190,585	1.73		1.40			17.15
	December 31, 2003	11,961	9.0627			108,380	1.42		1.40			22.64
	December 31, 2002	11,369	7.3894			83,988	2.19		1.40			(12.56)
	December 31, 2001	1,627	8.4512			13,745	0.57		1.40			(10.60)
GS5
	December 31, 2005	44,881	8.9178			400,105	0.34		1.40			12.14
	December 31, 2004	41,831	7.9525			332,550	1.18		1.40			11.91
	December 31, 2003	37,639	7.1059			267,445	5.24		1.40			33.62
	December 31, 2002	19,724	5.3180			104,885	2.59		1.40			(19.47)
	December 31, 2001	713	6.6033			4,701	4.14		1.40			(23.34)
IV1
	December 31, 2005	128	12.3032			1,565			1.60			8.95
	December 31, 2004	128	11.2921			1,426			1.60			11.52
	December 31, 2003 (c)	128	10.1255			1,293			1.60			35.62	(y)
IV2
	December 31, 2005	2,902	11.7342	to	11.8034	34,150		1.45	to	1.60	3.51	to	3.67
	December 31, 2004	2,921	11.3359	to	11.3854	33,182		1.45	to	1.60	12.07	to	12.24
	December 31, 2003	3,181	10.1151	to	10.1439	32,221		1.45	to	1.60	31.30	to	31.50	(y)
	December 31, 2002 (b)	313	7.7140			2,413		1.45	to	1.60		(22.86)
JP1
	December 31, 2005	2,384	7.9169			18,850	1.32		1.40			(0.05)
	December 31, 2004	2,760	7.9205			21,836	0.76		1.40			7.97
	December 31, 2003	2,691	7.3357			19,713	0.67		1.40			26.37
	December 31, 2002	3,350	5.8049			19,428	0.02		1.40			(25.67)
	December 31, 2001	100	7.8093			771	0.33		1.40			(13.13)
JP2
	December 31, 2005	10,328	9.4525			97,774	0.84		1.40			9.17
	December 31, 2004	6,810	8.6586			58,966	0.48		1.40			16.73
	December 31, 2003	3,770	7.4174			27,961	0.81		1.40		30.62
	December 31, 2002	3,051	5.6788			17,324	0.44		1.40			(19.44)
	December 31, 2001	1,518	7.0489			10,699	2.42		1.40			(20.26)
JP3
	December 31, 2005	11,584	11.3829			131,853			1.40			1.99
	December 31, 2004	18,992	11.1606			211,957			1.40			25.41
	December 31, 2003	15,897	8.8993			141,456			1.40			34.10
	December 31, 2002	11,380	6.6362			75,517	0.20		1.40			(23.73)
	December 31, 2001	5,941	8.5889			51,020	0.04		1.40			(9.31)
LA1
	December 31, 2005	162,783	12.0807	to	12.5696	2,027,490	1.01	1.40	to	1.60	1.60	to	1.83
	December 31, 2004	154,674	11.8905	to	12.3443	1,893,180	0.93	1.40	to	1.60	10.85	to	11.09
	December 31, 2003	123,542	10.7271	to	11.1116	1,363,811	0.81	1.40	to	1.60	28.92	to	29.21
	December 31, 2002	87,406	8.3208	to	8.6000	750,255	0.77	1.40	to	1.60	(19.17)	to	(16.68)
	December 31, 2001	17,685	10.6392			188,153	1.34		1.40			(8.01)
LA2
	December 31, 2005	28,645	14.5542	to	14.6400	417,359	0.47	1.45	to	1.60	6.50	to	6.66
	December 31, 2004	24,125	13.6665	to	13.7263	329,927	0.31	1.45	to	1.60	22.05	to	22.24
	December 31, 2003	19,846	11.1972	to	11.2290	222,306	0.90	1.45	to	1.60	22.76	to	22.95
	December 31, 2002 (b)	3,755	9.1212	to	9.1332	34,236	1.92	1.45	to	1.60	(8.79)	to	(8.67)
LA3
	December 31, 2005	190	17.8353			3,401			1.60			24.61
	December 31, 2004	643	14.3128			9,204	0.12		1.60		18.77	to	18.95	(y)
	December 31, 2003	942	12.0508	to	12.0850	11,355	1.81	1.45	to	1.60	39.00	to	39.21	(y)
	December 31, 2002 (b)	783	8.6699	to	8.6813	6,785	4.26	1.45	to	1.60	(13.30)	to	(13.19)

(b) For the period February 1, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.

(c) For the period April 30, 2003 (commencement of operations) through December 31, 2003. Investment Income Ratio and Expense Ratio have been annualized.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(5) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
CAS
	December 31, 2005	15,347	$ 5.8696			$90,076	0.58%		1.40%			(0.47)%
	December 31, 2004	15,273	5.8975			90,071	0.06		1.40			9.48
	December 31, 2003	13,400	5.3866			72,184			1.40			26.93
	December 31, 2002	7,095	4.2436			30,108	0.20		1.40			(33.32)
	December 31, 2001	14,196	6.3643			90,365	0.40		1.40			(26.35)
EGS
	December 31, 2005	87,120	5.3619			467,198			1.40			7.64
	December 31, 2004	93,011	4.9815			463,408			1.40			11.67
	December 31, 2003	86,474	4.4608			385,791			1.40			29.68
	December 31, 2002	41,887	3.4398			144,128			1.40			(35.09)
	December 31, 2001	19,169	5.2990			101,602			1.40			(35.49)
GSS
	December 31, 2005	79,554	12.9942			1,033,743	4.49		1.40			0.89
	December 31, 2004	76,182	12.8791			981,157	5.61		1.40			2.32
	December 31, 2003	111,953	12.5865			1,409,092	4.51		1.40			0.74
	December 31, 2002	100,562	12.4942			1,256,445	1.36		1.40			8.29
	December 31, 2001	814	11.5381			9,384	11.56		1.40			5.96
HYS
	December 31, 2005	85,359	12.1995			1,041,330	8.52		1.40			0.79
	December 31, 2004	82,471	12.1043			998,241	8.00		1.40			8.03
	December 31, 2003	82,844	11.2048			928,244	7.98		1.40			19.76
	December 31, 2002	33,490	9.3556			313,322	5.80		1.40			1.28
	December 31, 2001	3,359	9.2372			31,004	6.50		1.40			0.34
M1A
	December 31, 2005	33,651	10.5482	to	10.6104	355,414		1.45	to	1.60	3.28	to	3.44
	December 31, 2004	32,168	10.2130	to	10.2577	328,845		1.45	to	1.60	5.50	to	5.66
	December 31, 2003	22,354	9.6809	to	9.7084	216,534		1.45	to	1.60	32.85	to	33.06
	December 31, 2002 (b)	5,950	7.2869	to	7.2965	43,357		1.45	to	1.60	(27.13)	to	(27.04)
M1B
	December 31, 2005	3,378	10.2812	to	10.3419	34,827	0.26	1.45	to	1.60	2.49	to	2.65
	December 31, 2004	3,970	10.0311	to	10.0750	39,932		1.45	to	1.60	7.60	to	7.77
	December 31, 2003	3,358	9.3224	to	9.3489	31,369		1.45	to	1.60	20.88	to	21.07	(y)
	December 31, 2002 (b)	457	7.7222			3,528			1.45			(22.78)
MFC
	December 31, 2005	9,531	13.0352	to	13.1120	124,397	8.08	1.45	to	1.60	0.31	to	0.46
	December 31, 2004	11,264	12.9951	to	13.0519	146,526	7.89	1.45	to	1.60	7.62	to	7.78
	December 31, 2003	9,468	12.0755	to	12.1098	114,422	6.39	1.45	to	1.60	19.27	to	19.45	(y)
	December 31, 2002 (b)	1,015	10.1379			10,278	5.66	1.45	to	1.60		1.38
MFD
	December 31, 2005	1,916	10.3355			19,808	0.36		1.45			(0.82)
	December 31, 2004	1,906	10.4211			19,865			1.45			9.17
	December 31, 2003	1,904	9.5455			18,160			1.45			26.49
	December 31, 2002 (b)	91	7.5465			685			1.45			(24.53)
MFE
	December 31, 2005	3,478	16.9662	to	17.0662	59,185	0.82	1.45	to	1.60	15.11	to	15.28
	December 31, 2004	3,471	14.7396	to	14.8040	51,276	1.88	1.45	to	1.60	27.93	to	28.13
	December 31, 2003	2,882	11.5216	to	11.5543	33,267	2.03	1.45	to	1.60	33.86	to	34.06
	December 31, 2002 (b)	529	8.6189			4,556			1.45			(13.81)
MFF
	December 31, 2005	914	11.3274			10,334			1.60			7.16
	December 31, 2004	914	10.5705			9,654			1.60			11.15
	December 31, 2003 (e)	914	9.5100			8,693			1.60			29.04		(y)
MFJ
	December 31, 2005	181,277	12.0004	to	12.0712	2,181,173	2.46	1.45	to	1.60	1.17	to	1.33
	December 31, 2004	132,850	11.8615	to	11.9133	1,579,107	2.15	1.45	to	1.60	9.36	to	9.53
	December 31, 2003	54,995	10.8462	to	10.8769	597,799	2.81	1.45	to	1.60	14.96	to	15.14
	December 31, 2002 (b)	16,655	9.4345	to	9.4469	157,312		1.45	to	1.60	(5.66)	to	(5.53)

(b) For the period February 1, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.

(e) For the period July 31, 2003 (commencement of operations) through December 31, 2003. Investment Income Ratio and Expense Ratio have been annualized.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(5) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
MFK
	December 31, 2005	50,531	$ 10.8873	to	10.9515	$552,131	4.44%	1.45	% to	1.60%	0.38%	to	0.53%
	December 31, 2004	52,536	10.8462	to	10.8936	571,304	5.32	1.45	to	1.60	1.89	to	2.05
	December 31, 2003	53,149	10.6451	to	10.6753	566,709	4.20	1.45	to	1.60	0.24	to	0.39
	December 31, 2002 (b)	55,632	10.6196	to	10.6336	591,198		1.45	to	1.60	6.20	to	6.34
MFL												to
	December 31, 2005	4,537	11.4102	to	11.4775	52,050	0.77	1.45	to	1.60	5.70		5.87
	December 31, 2004	4,795	10.7944	to	10.8416	51,963	0.81	1.45	to	1.60	9.95	to	10.11
	December 31, 2003	4,795	9.8178	to	9.8457	47,180	0.85	1.45	to	1.60	20.49	to	20.68
	December 31, 2002 (b)	882	8.1481	to	8.1588	7,180		1.45	to	1.60	(18.52)	to	(18.41)
MIS
	December 31, 2005	37,586	6.4409			242,083	0.51		1.40			2.94
	December 31, 2004	38,334	6.2572			239,859	0.06		1.40			8.09
	December 31, 2003	39,752	5.7888			230,114			1.40			21.68
	December 31, 2002	32,786	4.7572			155,969	0.14		1.40			(29.05)
	December 31, 2001	23,983	6.7051			160,767	0.02		1.40			(25.94)
MIT
	December 31, 2005	31,776	9.1525			290,876	0.94		1.40			6.22
	December 31, 2004	32,016	8.6164			275,896	1.01		1.40			10.44
	December 31, 2003	34,000	7.8021			265,275	1.11		1.40			21.14
	December 31, 2002	27,511	6.4406			177,200	1.16		1.40			(22.32)
	December 31, 2001	14,716	8.2907			121,992	0.86		1.40			(16.90)
NWD
	December 31, 2005	62,328	8.5981			535,922			1.40			3.75
	December 31, 2004	62,052	8.2867			514,224			1.40			6.00
	December 31, 2003	48,735	7.8178			380,998			1.40			33.42
	December 31, 2002	23,861	5.8594			139,816			1.40			(34.38)
	December 31, 2001	13,722	8.9293			122,513			1.40			(6.43)
TRS
	December 31, 2005	393,552	13.5656			5,338,546	2.61		1.40			1.60
	December 31, 2004	402,268	13.3514			5,370,648	2.35		1.40			9.93
	December 31, 2003	336,644	12.1456			4,088,588	3.04		1.40			15.53
	December 31, 2002	183,625	10.5126			1,930,384	2.45		1.40			(7.02)
	December 31, 2001	13,561	11.3060			153,328	0.39		1.40			(0.88)
UTS
	December 31, 2005	23,312	11.3724			265,059	1.00		1.40			15.68
	December 31, 2004	27,074	9.8311			266,143	1.90		1.40			28.57
	December 31, 2003	27,796	7.6465			212,520	3.15		1.40			34.38
	December 31, 2002	24,827	5.6903			141,267	3.17		1.40			(24.90)
	December 31, 2001	8,692	7.5570			65,869	2.22		1.40			(25.36)
OP1
	December 31, 2005	854	11.8859			10,049	0.40		1.40			5.57
	December 31, 2004	855	11.2589			9,550	0.94		1.40			10.38
	December 31, 2003	856	10.2002			8,681	1.30		1.40			26.80
	December 31, 2002	858	8.0444			6,821	0.22		1.40			(22.50)
	December 31, 2001	100	10.3797			1,008	0.57		1.40			(8.31)
OP2
	December 31, 2005	5,589	18.6502			104,240			1.40			14.59
	December 31, 2004	5,796	16.2762			94,331	0.10		1.40			17.69
	December 31, 2003	6,350	13.8299			87,810			1.40			30.60
	December 31, 2002	7,850	10.5897			83,137			1.40			(8.42)
	December 31, 2001	4,180	11.5630			48,342	0.17		1.40			5.08
OP3
	December 31, 2005	5,258	18.0105			94,686			1.40			(1.32)
	December 31, 2004	5,261	18.2515			96,026	0.05		1.40			16.25
	December 31, 2003	5,564	15.7002			87,319	0.05		1.40			40.69
	December 31, 2002	5,785	11.1597			64,534	0.04		1.40			(22.72)
	December 31, 2001	2,345	14.4406			33,829	0.41		1.40			6.83
(b) For the period February 1, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(5) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***

OP4
	December 31, 2005	117	$11.5392			$1,263	1.08%		1.40%			3.83%
	December 31, 2004	117	11.1135			1,229	1.31		1.40			9.23
	December 31, 2003	117	10.1741			1,107	1.60		1.40			20.07
	December 31, 2002	118	8.4733			945	1.77		1.40			(18.03)
	December 31, 2001	100	10.3371			988	2.23		1.40			(6.23)
PHY
	December 31, 2005	33,908	14.4669	to	14.5387	490,892	6.56	1.45	to	1.60	2.46	to	2.62
	December 31, 2004	29,006	14.1190	to	14.1675	409,706	6.60	1.45	to	1.60	7.81	to	7.97
	December 31, 2003	27,251	13.0967	to	13.1217	356,941	6.86	1.45	to	1.60	20.94	to	21.13
	December 31, 2002 (a)	4,732	10.8288	to	10.8329	51,232	10.26	1.45	to	1.60	8.29	to	8.33
PMB
	December 31, 2005	22,789	18.1143	to	18.2042	413,106	5.06	1.45	to	1.60	9.02	to	9.18
	December 31, 2004	18,883	16.6162	to	16.6733	313,880	3.99	1.45	to	1.60	10.32	to	10.49
	December 31, 2003	14,792	15.0613	to	15.0900	222,792	4.72	1.45	to	1.60	29.58	to	29.78
	December 31, 2002 (a)	5,372	11.6228	to	11.6272	62,414	7.90	1.45	to	1.60	16.23	to	16.27
PRR
	December 31, 2005	890	11.6226			10,338	2.77		1.60			0.47
	December 31, 2004	890	11.5684			10,299	0.88		1.60			7.17(y)
	December 31, 2003 (##)
PTR
	December 31, 2005	46,160	10.9818	to	11.0363	506,470	3.43	1.45	to	1.60	0.82	to	0.97
	December 31, 2004	37,549	10.8927	to	10.9301	408,382	1.89	1.45	to	1.60	3.21	to	3.37
	December 31, 2003	27,453	10.5540	to	10.5741	288,975	2.72	1.45	to	1.60	3.36	to	3.52
	December 31, 2002 (a)	6,909	10.2105	to	10.2144	69,721	4.66	1.45	to	1.60	2.11	to	2.14
RX2
	December 31, 2005	299	10.5489			3,141			1.60			(0.50)
	December 31, 2004	1,830	10.6020			19,391			1.60			7.59
	December 31, 2003 (c)	753	9.8538			7,414			1.60			43.31(y)
SC1
	December 31, 2005	107,610	9.8728	to	10.4835	1,117,798	2.71	1.40	to	1.60	1.12	to	1.34
	December 31, 2004	123,996	9.7637	to	10.3446	1,270,463	0.84		1.40		(0.88)	to	(0.66)
	December 31, 2003	87,230	9.8503	to	10.4131	901,863	0.51	1.40	to	1.60	(1.06)	to	(0.84)
	December 31, 2002	32,676	9.9558	to	10.5012	342,548	0.94	1.40	to	1.60	(0.44)	to	(0.27)
	December 31, 2001	100	10.5297			1,053	4.00		1.40
SC2
	December 31, 2005	91,432	11.6580	to	13.5001	1,215,793	4.71	1.40	to	1.60	0.34	to	0.56
	December 31, 2004	84,702	11.6189	to	13.4250	1,119,368	4.83	1.40	to	1.60	4.71	to	4.95
	December 31, 2003	79,938	11.0958	to	12.7920	1,006,340	5.25	1.40	to	1.60	7.90	to	8.14
	December 31, 2002	64,777	10.2838	to	11.8294	762,620	5.52	1.40	to	1.60	2.84	to	3.75
	December 31, 2001	29,425	11.4022			335,399	5.95		1.40			5.75
SC3
	December 31, 2005	75,302	19.2367	to	24.6468	1,736,731	1.64	1.40	to	1.60	7.92	to	8.16
	December 31, 2004	77,655	17.8249	to	22.7872	1,670,986	1.69	1.40	to	1.60	31.18	to	31.47
	December 31, 2003	76,840	13.5880	to	17.3321	1,266,549		1.40	to	1.60	33.77	to	34.07
	December 31, 2002	46,987	10.1574	to	12.9275	593,511	9.35	1.40	to	1.60	1.57	to	2.66
	December 31, 2001	3,576	12.5927			45,036	9.27		1.40			11.00
SC5
	December 31, 2005	67,944	15.3039	to	15.3941	1,042,109	0.09	1.40	to	1.60	14.75	to	15.00
	December 31, 2004	83,592	13.3369	to	13.3951	1,115,160		1.40	to	1.60	14.28	to	14.54
	December 31, 2003	50,845	11.6449	to	11.7034	592,423		1.40	to	1.60	33.92	to	34.22
	December 31, 2002	34,326	8.6761	to	8.7258	297,964		1.40	to	1.60	(16.08)	to	(12.74)
	December 31, 2001	2,249	10.3382			23,252
SC7
	December 31, 2005	737	13.5899			10,017	0.60		1.60			7.98
	December 31, 2004	1,507	12.5860			18,967	0.68		1.60			10.65
	December 31, 2003	991	11.3747			11,277	0.64		1.60			28.42(y	)
	December 31, 2002 (b)	508	8.8576			4,497			1.60			(11.42)

(a) For the period September 30, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.

(b) For the period February 1, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.

(c) For the period April 30, 2003 (commencement of operations) through December 31, 2003. Investment Income Ratio and Expense Ratio have been annualized.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

(##) Fund open in prior year, no activity in current year.

Futurity and Futurity Accolade Sub-Accounts Included in Sun Life Insurance and Annuity Company of New York Variable Account C

Notes to Financial Statements - continued

(5) Financial Highlights - continued
		At December 31					For year ended December 31
							Investment
			Unit Fair Value				Income	Expense Ratio			Total Return
		Units	Lowest to highest			Net Assets	Ratio*	Lowest to highest**			Lowest to highest***

SCB
	December 31, 2005	68,943	$ 12.3165	to	13.7630	$886,740%		1.40	% to	1.60%	2.67	to	2.89%
	December 31, 2004	64,122	11.9700	to	13.3852	800,063		1.40	to	1.60	16.53	to	16.79
	December 31, 2003	55,353	10.2491	to	11.4689	590,151	0.06	1.40	to	1.60	39.36	to	39.67
	December 31, 2002 (b)	22,054	7.3382	to	8.2173	166,856		1.40	to	1.60	(26.62)	to	(17.83)
SCM
	December 31, 2005	691	13.0167	to	13.0896	9,000	0.13	1.45	to	1.60	(2.30)	to	(2.15)
	December 31, 2004	692	13.3230	to	13.3773	9,218	0.46		1.40		18.46	to	18.64 (y)
	December 31, 2003	194	11.2757			2,178	1.24		1.45		50.67		(y)

(b) For the period February 1, 2002 (commencement of operations) through December 31, 2002. Investment Income Ratio and Expense Ratio have been annualized.

(y) As revised, to reflect an incorrect assumption in the calculation of the total return relating to the start date for new levels added to the sub-account during the period. See footnote ****

* Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

** Ratio represents the annualized contract expenses of the separate account. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expense of the underlying fund are excluded.

*** Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

**** Amounts below reflect total return as previously reported.
	Total Return			Total Return
	lowest to highest			lowest to highest
	as previously reported			as previously reported
	for the period ended			for the period ended
	December 31, 2004			December 31, 2003

AI1	1.71	to	27.73%	%
AI2	(2.96)	to	29.43
AI4	10.42	to	27.28
AI5	(6.46)	to	(6.19)
AN2		(7.96)
FL1	15.46	to	26.34
FTI				58.52
GS3				13.35
IV1		1.26
IV2	1.15	to	31.50
LA3	20.51	to	39.21	18.77
M1B	(6.78)	to	21.07
MFC	19.45	to	20.76
MFF		(4.90)
PRR				15.68
RX2				(1.46)
SC7		13.75
SCM		12.76		18.64	to	33.23

Report of Independent Registered Public Accounting Firm

To the Participants in Futurity and Futurity Accolade Sub-Accounts and the Board Directors of Sun Life Insurance and Annuity Company of New York:

We have audited the accompanying statements of condition of AIM V.I. Capital Appreciation Sub-Account, AIM V.I. Growth Sub-Account, AIM V.I. Growth and Income Sub-Account, AIM V.I. International Equity Sub-Account, AIM V.I. Value Fund Sub-Account, Arnhold and S. Bleichroader First Eagle SoGen Overseas Variable Sub-Account, Alger American Growth Sub-Account, Alger American Income and Growth Sub-Account, Alger American Small Capitalization Sub-Account, Alliance VP Premier Growth Sub-Account, Alliance VP Technology Fund Sub-Account, Alliance VP Growth and Income Sub-Account, Alliance VP Worldwide Privatization Sub-Account, Alliance VP Quasar Sub-Account, Fidelity VIP Contrafund Sub-Account, Fidelity VIP Overseas Sub-Account, Fidelity VIP Growth Sub-Account, Franklin Templeton VIPT Growth Securities Class 2 Sub-Account, Franklin Templeton VIPT Foreign Securities Class 2 Fund, Goldman Sachs VIT CORE Small Cap Equity Sub-Account, Goldman Sachs VIT CORE U.S. Equity Sub-Account, Goldman Sachs VIT Growth and Income Sub-Account, Goldman Sachs VIT International Equity Sub-Account, INVESCO VIF Dynamics Fund Sub-Account, INVESCO VIF Small Company Growth Sub-Account, J.P. Morgan U.S. Disciplined Equity Sub-Account, J.P. Morgan International Opportunities Sub-Account, J.P. Morgan Small Company Sub-Account, Lord Abbett Growth and Income Sub-Account, Lord Abbett Mid Cap Value Sub-Account, Lord Abbett International Sub-Account, MFS/Sun Life Capital Appreciation Sub-Account, MFS/Sun Life Emerging Growth Sub-Account, MFS/Sun Life Government Securities Sub-Account, MFS/Sun Life High Yield Sub-Account, MFS/Sun Life New Discovery S Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock S Sub-Account, MFS/Sun Life High Yield S Sub-Account, MFS/Sun Life Capital Appreciation S Sub-Account, MFS/Sun Life Utilities S Sub-Account, MFS/Sun Life Emerging Growth S Sub-Account, MFS/Sun Life Total Return S Sub-Account, MFS/Sun Life Government Securities S Sub-Account, MFS/Sun Life Massachusetts Investors Trust S Sub-Account, MFS/Sun Life Massachusetts Investors Growth Stock Sub-Account, MFS/Sun Life Massachusetts Investors Trust Sub-Account, MFS/Sun Life New Discovery Sub-Account, MFS/Sun Life Total Return Sub-Account, MFS/Sun Life Utilities Sub-Account, OCC Accumulation Equity Sub-Account, OCC Accumulation Mid Cap Sub-Account, OCC Accumulation Small Cap Sub-Account, OCC Accumulation Managed Sub-Account, PIMCO VIT High Yield Sub-Account, PIMCO VIT Emerging Markets Bond Sub-Account, , PIMCO VIT Real Return Sub-Account, PIMCO VIT Total Return Sub-Account, Rydex VT OTC Variable Sub-Account, Sun Capital Money Market Sub-Account, Sun Capital Investment Grade Bond Sub-Account, Sun Capital Real Estate Sub-Account, Sun Capital SC Blue Chip Mid Cap Sub-Account, Sun Capital SC Davis Venture Value Sub-Account, Sun Capital SC Value Small Cap Sub-Account, and Sun Capital SC All Cap Sub-Account of Sun Life (N.Y.) Variable Account C (collectively the "Sub-Accounts"), as of December 31, 2005, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Sub-Accounts management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Sub-Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Sub-Accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/Deloitte & Touche LLP

Boston, Massachusetts

April 7, 2006